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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549


                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number  811-4852
                                    --------


                           The Victory Portfolios
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


                    3435 Stelzer Road Columbus, OH      43219
             ---------------------------------------------------
             (Address of principal executive offices) (Zip code)


         BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
         ----------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: 10/31/05
                         --------

Date of reporting period: 1/31/05
                          -------


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

         File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 -
12-14]. The schedules need not be audited.

The Victory Portfolios
Institutional Money Market Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands)


                                                    Principal
                                                      Amount          Value

Bankers Acceptance  (1.1%)

U.S. Bank, 2.03%, 5/19/05                            $ 17,000       $   17,000

Total Bankers Acceptance
  (Amortized Cost $17,000)                                              17,000


Certificates of Deposit  (13.9%)

Abbey National Treasury Services,
  2.30%*, 5/26/05                                      20,000           19,997
BNP Paribas NY, 2.37%, 2/17/05                         50,000           50,001
Canadian Imperial Bank of Commerce
  NY, 1.32%, 3/3/05                                    15,000           14,991
Credit Suisse First Boston NY, 2.60%*,
  7/14/05                                              15,000           15,000
Credit Suisse First Boston NY, 2.36%*,
  11/21/05                                             30,000           30,005
Credit Suisse First Boston NY, 2.57%*,
  12/29/05                                             20,000           20,005
Rabobank Nederland NV NY, 2.34%,
  10/18/05                                             15,000           14,926
Toronto Dominion Bank, 2.35%,
  9/29/05                                              15,000           14,998
Westdeutsche Landesbank, 2.33%*,
  3/4/05                                               29,000           28,999

Total Certificates of Deposit
  (Amortized Cost $208,922)                                            208,922


Commercial Paper  (34.2%)

Amstel Funding Corp., 2.41%, 2/23/05 (f)               40,000           39,941
Beta Finance, Inc., 2.50%, 3/29/05 (f)                 11,000           10,957
Blue Bell Funding Corp., 2.38%,
  2/14/05 (f)                                          75,000           74,936
Corporate Asset Funding Co. LLC,
  2.35%, 2/14/05 (f)                                   20,000           19,983
Corporate Asset Funding Co. LLC,
  2.35%, 2/16/05 (f)                                   35,000           34,966
Delaware Funding Co. LLC, 2.42%,
  2/14/05 (f)                                          32,000           31,972
Eureka Securitization, 2.52%, 2/1/05 (f)               45,000           45,001
Glaxosmithkline Finance PLC, 2.28%,
  2/23/05 (f)                                          32,000           31,955
Harrier Finance Funding US LLC,
  2.26%, 2/8/05 (f)                                    20,000           19,991
Harrier Finance Funding US LLC,
  2.25%, 4/20/05 (f)                                    9,000            8,956
Mont Blanc Capital Corp., 2.35%,
  2/14/05 (f)                                          15,500           15,487
Sheffield Receivables Corp., 2.34%,
  2/11/05 (f)                                          35,000           34,977
Stanfield Victoria Funding LLC, 2.29%,
  2/1/05 (f)                                           35,000           35,000
Stanfield Victoria Funding LLC, 2.41%,
  3/8/05 (f)                                           22,000           21,948
Tango Finance Corp., 2.32%, 2/23/05
  (f)                                                  20,000           19,972
Windmill Funding Corp., 2.29%,
  2/7/05 (f)                                           21,200           21,192
Windmill Funding Corp., 2.42%,
  3/9/05 (f)                                           45,000           44,891

Total Commercial Paper
  (Amortized Cost $512,125)                                            512,125

Corporate Bonds  (29.5%)

3M Co., 4.15%, 6/30/05, MTN                             5,000            5,040
Agra Enterprises LLC, 2.61%*, 9/1/34                    3,250            3,250
Carriage Inn/Bowerston, 2.52%*,
  12/1/24 (f)                                           8,000            8,000
CIT Group, Inc., 2.56%*, 2/14/05,
  MTN                                                  43,800           43,804
DAPSCO, Inc., 2.52%*, 2/1/15                            4,260            4,260
Dickinson Press, Inc., 2.65%*, 8/1/18,
  LOC Huntington National Bank                          2,995            2,995
Ellison Surface Technologies, Inc.,
  Series 3A, 2.61%*, 8/1/23, LOC US Bank                3,445            3,445
Ellison Surface Technologies, Inc.,
  Series 3B, 2.61%*, 8/1/23, LOC US Bank                3,575            3,575
Fairfield Christian Church, 2.70%*,
  4/1/22, LOC Huntington National Bank                  5,875            5,875
Fresh Unlimited, Inc., 2.52%*, 7/1/20                   3,215            3,215
Gardner Publications, Inc., Series 2000,
  2.52%*, 10/1/10, LOC Fifth Third Bank                 5,200            5,200
General Electric Capital Corp., 2.36%*,
  5/12/05, MTN                                          9,295            9,296
General Electric Capital Corp., 2.85%,
  1/30/06, MTN                                          8,000            7,974
Grasshopper Investments, 2.61%*,
  9/1/24, LOC US Bank (f)                               3,500            3,500
Harrier Finance Funding US LLC,
  2.46%*, 10/17/05, MTN (f)                            34,000           33,998
Household Finance Corp., 8.00%,
  5/9/05                                                9,000            9,138
International Lease Finance Corp.,
  5.54%, 3/21/05, MTN                                   8,480            8,519
Jackson Tube Service, Inc., Series 2000,
  2.52%*, 7/1/10, LOC Fifth Third Bank                  3,700            3,700
JP Morgan Chase & Co., 2.61%*,
  5/20/05, MTN                                         10,000           10,008
Liberty Light US Capital, 2.51%*,
  4/26/05, MTN (f)                                     10,000           10,000
Liberty Light US Capital, 2.48%*,
  11/23/05, MTN (f)                                    45,000           44,985
Luken-Woodlawn LLC, 2.52%*, 2/1/18                      3,055            3,055
Mega Star Arbor LLC, 2.70%*, 2/1/22                     8,335            8,335
Morgan Stanley, 2.60%*, 8/15/05, MTN                   60,000           60,041
National Rural Utilities, 2.61%*, 2/7/05               11,000           11,001
Northside Christian Church, 2.70%*,
  1/1/31, LOC Huntington National Bank                  5,000            5,000
Park Street Properties I LLC, 2.55%*,
  11/1/34, LOC US Bank                                 11,000           11,000
Pharmacia Corp., 5.75%, 12/1/05                         1,415            1,447
Scott Street Land Co., Series 2000,
  2.52%*, 1/3/22                                        6,595            6,595
SeaRiver Maritime, Inc., 2.39%*,
  10/1/11                                              21,400           21,400
Sigma Finance, Inc., 2.47%*, 9/15/05,
  MTN (f)                                              15,000           15,001
Sigma Finance, Inc., 2.41%*, 12/5/05,
  MTN (f)                                              45,000           44,992
Vineyard Community Church, 2.70%*,
  8/1/22, LOC Huntington Capital Corp. (f)              2,315            2,315
Wells Fargo & Co., 2.49%*, 6/17/05,
  MTN                                                  15,520           15,520
White Brothers Properties/Auto Mall
  Drive LLC, 2.70%*, 11/1/18                            3,435            3,435
YMCA of Greater Cleveland, Series
  2000, 2.52%*, 4/1/25                                  3,330            3,330

Total Corporate Bonds (Amortized Cost $442,244)                        442,244


Repurchase Agreements  (17.7%)

Bear Stearns & Co., 2.50%, 2/1/05
  (Date of Agreement 1/31/05,
  Proceeds at maturity $75,005
  collateralized by $76,500 various
  U.S. Government securities,
  5.00%-7.50%, 12/1/18-1/1/35,
  market value $76,178)                                75,000           75,000
Deutsche Bank Securities, Inc., 2.50%, 2/1/05
  (Date of Agreement 1/31/05,
  Proceeds at maturity $100,007
  collateralized by $102,000 various
  U.S. Government securities,
  3.71%-5.50%, 8/1/19-2/1/35,
  market value $101,623)                              100,000          100,000

UBS Warburg, 2.50%, 2/1/05
  (Date of Agreement 1/31/05,
  Proceeds at maturity $90,206
  collateralized by $92,005
  various U.S. Government securities,
  0.00%-3.55%, 2/23/06-11/15/25,
  market value $91,573)                                90,200           90,200

Total Repurchase Agreement
  (Amortized Cost $265,200)                                            265,200


Taxable Municipal Bonds  (2.2%)

Colorado  (0.3%)
County of Arapahoe, IDR, 2.70%*,
  8/1/17, LOC Huntington National Bank                  3,860            3,860

Georgia  (0.5%)
Savannah College of Art & Design,
  Series 2004, 2.56%*, 4/1/24, LOC Bank of
  America N.A.                                          6,800            6,800

Iowa  (0.2%)
Woodbury County, Healthcare Revenue,
  2.52%*, 12/1/14, LOC Wells Fargo Bank                 3,400            3,400

Michigan  (0.4%)
Waterford Township Economic
  Development Corp. Revenue, 2.60%*,
  11/1/24, LOC Comerica Bank                            6,000            6,000

Virginia  (0.4%)
Norfolk Packaging Systems Revenue,
  Series A, 2.52%*, 2/1/35,
  LOC Bank of America                                   6,695            6,695

Washington  (0.4%)
State Housing Finance Commission,
  Multifamily Revenue, 2.44%*, 1/1/12,
  LOC US Bank                                           6,510            6,510

Total Taxable Municipal Bonds
  (Amortized Cost $33,265)                                              33,265


U.S. Government Agencies  (4.4%)

Federal Farm Credit Bank  (0.2%)
2.38%, 8/9/05, Callable 2/22/05 @ 100                   3,000            3,000

Federal Home Loan Bank  (1.4%)
1.65%, 5/17/05, Callable 4/21/05 @ 100                 14,000           14,000
1.77%, 5/27/05, Callable 2/4/05 @ 100                   7,000            6,999

                                                                        20,999

Federal National Mortgage Assoc.  (2.8%)
1.40%, 3/29/05, Callable 3/4/05 @ 100                  15,000           15,000
1.75%, 5/23/05, Callable 4/28/05 @ 100                 14,000           14,000
2.32%, 9/12/05, Callable 2/18/05 @ 100                 13,000           13,000

                                                                        42,000

Total U.S. Government Agencies (Amortized Cost $65,999)                 65,999

Total Investments (Amortized Cost $1,544,755) (a)   -   103.0%       1,544,755

Liabilities in excess of other assets   -   (3.0)%                    (44,798)

NET ASSETS   -   100.0%                                             $1,499,957

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Victory Federal Money Market Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands)


                                                  Principal
                                                    Amount           Value

U.S. Government Agencies  (33.5%)

Federal Farm Credit Bank  (0.8%)
2.40%, 10/7/05                                      $10,000        $   10,000

Federal Home Loan Bank  (23.6%)
1.30%, 2/23/05                                       16,800            16,800
1.18%*, 2/25/05, Callable 2/6/05 @ 100               15,000            15,000
1.47%, 2/28/05, Callable 2/5/05 @ 100                35,000            34,975
1.50%, 3/9/05                                        45,000            45,000
2.35%, 3/11/05                                       35,000            34,913
1.25%, 3/29/05                                       50,000            50,001
1.40%, 4/1/05, Callable 3/8/05 @ 100                 13,000            13,000
1.26%, 4/8/05                                        20,000            20,000
1.60%, 4/28/05                                       30,000            30,000
1.78%, 5/27/05                                       30,000            30,000

                                                                      289,689

Federal National Mortgage Association  (9.1%)
2.44%, 3/23/05                                       50,000            49,830
1.40%, 3/29/05, Callable 3/4/05 @ 100                15,000            15,002
1.58%, 7/5/05                                        47,000            46,844

                                                                      111,676

Total U.S. Government Agencies
  (Amortized Cost $411,365)                                           411,365


Repurchase Agreements  (66.6%)

Bear Stearns & Co., 2.50%, 2/1/05
  (Proceeds at maturity
  $325,023, collateralized by
  $331,503 various U.S. Government
  Securities, 4.00%-8.00%, 12/1/16-1/1/35,
  market value $330,067)                            325,000           325,000
Greenwich Partners, LLC, 2.51%, 2/1/05
  (Proceeds at maturity
  $325,023, collateralized by
  $331,502 U.S. Government
  Security, 3.13%, 1/31/07,
  market value $331,502)                            325,000           325,000
Morgan Stanley & Co., 2.51%, 2/1/05
  (Proceeds at maturity
  $115,008, collateralized by
  $118,709 various U.S. Government
  Securities, 3.59%-5.00%, 11/1/24-1/1/35,
  market value $118,215)                            115,000           115,000
UBS Warburg, LLC, 2.50%, 2/1/05
  (Proceeds at maturity
  $54,220, collateralized by
  $55,302 U.S. Government
  Security, 3.88%, 2/15/10,
  market value $55,302)                              54,216            54,216

Total Repurchase Agreements (Amortized Cost $819,216)                 819,216

Total Investments (Amortized Cost $1,230,581) (a)   -   100.1%      1,230,581

Liabilities in excess of other assets   -   (0.1)%                    (1,048)

NET ASSETS   -   100.0%                                            $1,229,533

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Gradison Government Reserves Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                            Principal
                                              Amount               Value

U.S. Government Agencies  (100.0%)

Federal Farm Credit Bank  (20.9%)
2.29%*, 2/3/05                              $ 30,000             $ 30,000
2.30%*, 3/1/05                                75,000               75,000
2.42%*, 4/25/05                               25,000               25,000
2.37%*, 5/16/05                               50,000               50,000
2.33%*, 7/29/05                               42,000               41,997
2.27%*, 8/10/05                               49,000               48,995
2.41%*, 9/22/05                              100,000               99,981
2.40%, 10/7/05                                15,000               15,000
2.29%*, 4/4/06                               100,000              100,000
2.42%*, 4/18/06                               90,000               90,000

                                                                  575,973

Federal Home Loan Bank  (79.1%)
2.38%, 2/1/05                                 64,530               64,530
2.22%, 2/2/05                                 57,200               57,196
2.23%, 2/4/05                                217,058              217,018
1.30%, 2/23/05                                43,000               43,000
1.18%*, 2/25/05, Callable 2/6/05 @ 100        35,000               35,000
1.40%, 2/25/05, Callable 2/3/05 @ 100         50,000               49,967
2.45%*, 2/25/05                              200,000              199,997
1.47%, 2/28/05, Callable 2/5/05 @ 100         80,000               79,944
2.29%*3/3/05                                  65,000               65,000
1.50%, 3/9/05                                105,000              105,000
2.41%*, 3/15/05                              187,800              187,789
2.45%*, 3/21/05                              280,825              280,812
1.40%, 3/23/05, Callable 2/27/05 @ 100        40,000               39,937
1.25%, 3/29/05                               100,000              100,000
2.48%*, 3/30/05                              134,000              133,999
1.40%, 4/1/05, Callable 3/8/05 @ 100          30,000               30,000
1.26%, 4/8/05                                 55,000               55,000
2.58%*, 4/19/05                              138,225              138,217
2.45%*, 4/25/05                               50,000               49,998
1.60%, 4/28/05                                70,000               70,000
1.38%, 4/29/05                               100,000              100,000
1.80%, 5/17/05, Callable 2/17/05 @ 100        10,000               10,000
1.78%, 5/27/05                                70,000               70,000

                                                                2,182,404

Total U.S. Government Agencies
  (Amortized Cost $2,758,377)                                   2,758,377

Total Investments (Amortized
  Cost $2,758,377) (a)   --   100.0%                            2,758,377

Other assets in excess of liabilities   --   0.0%                     134

NET ASSETS   --   100.0%                                       $2,758,511

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Prime Obligations Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands)


                                                 Principal
                                                   Amount             Value

Bankers Acceptance  (0.5%)

U.S. Bank, 2.03%, 5/19/05                          $ 5,000          $    5,000

Total Bankers Acceptance
  (Amortized Cost $5,000)                                                5,000


Certificates of Deposit  (18.4%)

Abbey National Treasury Services,
  2.30%*, 5/26/05                                   20,000              19,997
BNP Paribas NY, 2.37%, 2/17/05                      45,000              45,000
Canadian Imperial Bank of
  Commerce NY, 1.32%, 3/3/05                        15,000              14,991
Credit Suisse First Boston NY,
  2.60%*, 7/14/05                                   25,000              25,000
Credit Suisse First Boston NY,
  2.36%*, 11/21/05                                  20,000              20,003
Huntington National Bank, 2.36%*,
  2/10/05                                           25,000              25,001
Toronto Dominion Bank, 2.35%,
  9/29/05                                           15,000              14,998
Westdeutsche Landesbank, 2.33%*,
  3/4/05                                            30,000              29,999

Total Certificates of Deposit
  (Amortized Cost $194,989)                                            194,989


Commercial Paper  (15.1%)

Blue Bell Funding Corp., 2.39%,
  2/14/05 (f)                                       20,000              19,983
Canadian Wheat Board, 2.25%,
  2/16/05                                           24,000              23,978
Eureka Securitization, 2.52%,
  2/1/05 (f)                                        25,000              25,000
Harrier Finance Funding US LLC,
  2.45%, 3/28/05 (f)                                43,000              42,838
Harrier Finance Funding US LLC,
  2.25%, 4/20/05 (f)                                 9,000               8,956
Stanfield Victoria Funding LLC,
  2.41%, 2/28/05 (f)                                21,000              20,962
Texas Agriculture Finance
  Authority, 2.50%, 3/10/05                         18,000              17,954

Total Commercial Paper
  (Amortized Cost $159,671)                                            159,671


Corporate Bonds  (37.3%)

215 Jane Investors LLC, 2.52%*,
  6/1/27, LOC Fleet National Bank                    2,535               2,535
American Micro Products, 2.61%*,
  7/1/11, LOC US Bank NA                             4,000               4,000
Anchor Holdings II LLC, 2.61%*,
  4/15/26                                           13,830              13,830
Bluegrass Paving, Inc., 2.68%*,
  3/1/11, LOC Firstar Bank                           1,450               1,450
BP Capital Markets PLC, 4.00%,
  4/29/05                                           10,000              10,046
Carenet Health Systems, 2.52%*,
  9/1/25, LOC Bank of America                        4,900               4,900
Champion Brands, Inc., 2.52%*,
  12/1/10, LOC Bank of America                       4,200               4,200
CIT Group, Inc., 2.56%*, 2/14/05, MTN               31,900              31,903
CIT Group, Inc., 3.16%*, 7/29/05, MTN               23,000              23,045
Clinic Investment LP, Series 2000,
  2.51%*, 6/1/15                                     5,580               5,580
Concorde Group Ltd., 2.51%*, 10/1/19                 2,735               2,735
Finley Distributing Co., 2.52%*,
  5/1/11, LOC Bank of America                        5,600               5,600
Florence Center Association,
  2.66%*, 12/1/11, LOC Firstar Bank                  1,250               1,250
Four Flags Properties, Inc., 2.52%*, 10/1/28         4,750               4,750

General Electric Capital Corp.,
  2.85%, 1/30/06, MTN                                5,000               4,984
General Secretariat Oas, 2.52%*,
  3/1/33, LOC Bank of America                       12,600              12,600
Glacier 600 LLC, 2.52%*, 11/1/16,
  LOC US Bank NA                                     4,925               4,925
Goldman Sachs Group LP, 2.87%*,
  3/16/05, MTN (f)                                  10,000              10,005
Harper Co., 2.66%*, 3/1/08, LOC
  Firstar Bank                                       2,050               2,050
Hoseki Homes I, 2.66%*, 6/1/21,
  LOC Huntington National Bank                       4,530               4,530
Household Finance Corp., 8.00%,
  5/9/05                                             9,000               9,138
International Lease Finance Corp.,
  5.54%, 3/21/05, MTN                                9,000               9,041
JP Extrusions, Inc., 2.47%*,
  12/1/20, LOC Bank One                              3,650               3,650
Kissel Holdings, Inc., 2.61%*,
  12/1/17, LOC Star Bank                             3,055               3,055
Laurel Grocery Co. LLC, 2.61%*,
  12/1/14                                            2,185               2,185
Liberty Light US Capital, 2.51%*,
  4/26/05, MTN (f)                                  10,000              10,000
Liberty Light US Capital, 2.48%*,
  11/23/05, MTN (f)                                 45,000              44,985
Maruga, Series 1999a, 2.60%*,
  2/1/20, LOC Fifth Third Bank (f)                   4,660               4,660
Mississippi Business Finance Corp.,                  8,100               8,100
  2.24%, 4/4/05, LOC BP Amoco
  Morgan Stanley, 2.60%*, 8/15/05, MTN              60,000              60,042
Neltner Properties LLC, 2.61%*,
  12/1/19, LOC Firstar Bank                          3,495               3,495
Orthopaedic Institute, 2.70%*,
  11/1/11, LOC Huntington Bank                       8,140               8,140
Pomeroy Investments, 2.61%*,
  9/1/15, LOC Firstar Bank                           2,650               2,650
Richfield Technology Associates
  LLC, 2.61%*, 4/1/20, LOC Firstar Bank              3,875               3,875
RKS LLC, 2.65%*, 5/1/26, LOC
  AmSouth Bank (f)                                   5,500               5,500
RMD Corp., 2.52%*, 11/1/11, LOC
  Fifth Third Bank (f)                               5,100               5,100
SeaRiver Maritime, Inc., 2.39%*,
  10/1/11                                           19,800              19,800
Sigma Finance, Inc., 2.47%*,
  9/15/05, MTN (f)                                  14,000              14,001
Southwestern Ohio Steel, 2.61%*,
  4/1/08, LOC Firstar Bank                           2,755               2,755
Stevenson Photo Color Co., 2.61%*,
  8/1/19                                             5,205               5,205
Summit Country Day School, Series
  2003, 2.61%*, 11/1/09                              9,810               9,810
Unilever Capital Corp., 6.88%,
  11/1/05                                            3,450               3,546
Vista Funding Corp., 2.60%*, 8/1/17,
  LOC Fifth Third Bank                               1,766               1,766

Total Corporate Bonds
  (Amortized Cost $395,417)                                            395,417


Repurchase Agreements  (16.7%)

Bear Stearns & Co., 2.50%, 2/1/05
  (Date of Agreement 1/31/05,
  Proceeds at maturity $75,005
  collateralized by $76,504
  various U.S. Government securities,
  4.00%-7.50%%, 6/1/13-2/1/35,
  market value $76,177)                             75,000              75,000
UBS Warburg, 2.50%, 2/1/05
  (Date of Agreement 1/31/05,
  Proceeds at maturity $101,207
  collateralized by $103,229
  various U.S. Government securities,
  3.00%-7.13%%, 9/29/06-1/15/30,
  market value $102,643)                           101,200             101,200

Total Repurchase Agreements
  (Amortized Cost $176,200)                                            176,200


Taxable Municipal Bonds  (5.4%)

Florida  (2.1%)
Osceola County Housing Finance
  Authority, Revenue, 2.66%*, 9/15/35,
  LOC JP Morgan Chase Bank                           2,500               2,500

Polk County Industrial Development
  Authority, Revenue, Watson Clinic,
  2.52%*, 12/1/18, LOC Nationsbank N.A.             20,000              20,000

                                                                        22,500

Kentucky  (1.8%)
Boone County Industrial Building
  Revenue, Hennegan Co. Project,
  Series B, 2.61%*, 4/1/16, LOC Star Bank            1,960               1,960
Walton Industrial Building Revenue,
  Clarion Manufacturing Corp. of
  America Project, 2.61%*, 8/1/17,
  LOC Fifth Third Bank                               3,830               3,830
Warren County Industrial
  Development Authority, Revenue,
  Stupps Brothers, Inc., Series B-2,
  2.51%*, 12/1/18, LOC Bank of
  America                                           13,300              13,300

                                                                        19,090

Massachusetts  (0.2%)

State Industrial Finance Agency
  Revenue, Southcoast Nursing,
  2.52%*, 1/1/28, LOC Fleet National
  Bank                                               1,815               1,815

Missouri  (0.5%)
State Development Finance Board,
  Infastructure Facilities Revenue, St.
  Louis Center, Series B, 2.52%*,
  12/1/20, LOC Firstar Bank                          5,200               5,200

Ohio  (0.8%)
Cleveland-Cuyahoga County Port
  Authority Revenue, PRL Corp.
  Project, 2.51%*, 12/1/11, LOC Fifth
  Third Bank                                         8,850               8,850

Total Taxable Municipal Bonds
  (Amortized Cost $57,455)                                              57,455


U.S. Government Agencies  (6.5%)

Federal Farm Credit Bank  (0.3%)
2.38%, 8/9/05, Callable 2/22/05 @ 100                3,385               3,385

Federal Home Loan Bank  (2.1%)
1.65%, 5/17/05, Callable 4/21/05 @ 100              15,000              15,000
1.77%, 5/27/05, Callable 2/4/05 @ 100                7,000               6,999

                                                                        21,999

Federal National Mortgage Assoc.  (4.1%)
1.40%, 3/29/05, Callable 3/4/05 @ 100               15,000              15,000
1.75%, 5/23/05, Callable 4/28/05 @ 100              15,000              15,000
2.32%, 9/12/05, Callable 2/18/05 @ 100              13,000              13,000

                                                                        43,000

Total U.S. Government Agencies (Amortized Cost $68,384)                 68,384

Total Investments (Amortized Cost $1,057,116) (a)   -   99.9%        1,057,116

Other assets in excess of liabilities   -   0.1%                           774

NET ASSETS   -   100.0%                                             $1,057,890

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Financial Reserves Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands)


                                                     Principal
                                                       Amount         Value

Bankers Acceptance  (2.1%)

U.S. Bank, 2.03%, 5/19/05                               $10,000      $ 10,000

Total Bankers Acceptance
  (Amortized Cost $10,000)                                             10,000


Certificates of Deposit  (6.2%)

BNP Paribas NY, 2.37%, 2/17/05                           15,000        15,001
Canadian Imperial Bank of Commerce
  NY, 1.32%, 3/3/05                                       5,000         4,997
Rabobank Nederland NV NY, 2.34%,
  10/18/05                                                4,000         3,980
Toronto Dominion Bank, 2.35%,
  9/29/05                                                 5,000         4,999

Total Certificates of Deposit
  (Amortized Cost $28,977)                                             28,977


Commercial Paper  (30.9%)

Amstel Funding Corp., 2.41%, 2/23/05 (f)                 12,642        12,623
Blue Bell Funding Corp., 2.39%,
  2/14/05 (f)                                            15,000        14,987
Bristol-Myers Squibb Co., 2.31%,
  2/7/05 (f)                                              3,520         3,519
Corporate Asset Funding Co. LLC,
  2.35%, 2/16/05 (f)                                     15,000        14,985
Delaware Funding Co. LLC, 2.42%,
  2/14/05 (f)                                             7,000         6,994
Edison Asset Securitization LLC,
  2.35%, 2/15/05 (f)                                     16,091        16,076
Eureka Securitization, 2.52%, 2/1/05 (f)                  7,000         7,000
Glaxosmithkline Finance PLC, 2.28%,
  2/23/05 (f)                                            20,000        19,972
Harrier Finance Funding US LLC,
  2.45%, 3/28/05 (f)                                      7,000         6,974
Mont Blanc Capital Corp., 2.35%,
  2/14/05 (f)                                             5,000         4,996
Northwestern University, 2.37%, 3/1/05 (f)                5,000         4,991
Procter & Gamble Co., 2.32%,
  2/14/05 (f)                                             5,940         5,935
Stanfield Victoria Funding LLC, 2.35%,
  2/18/05 (f)                                             9,932         9,921
Stanfield Victoria Funding LLC, 2.41%,
  3/8/05 (f)                                             10,000         9,977
Tango Finance Corp., 2.31%, 2/16/05 (f)                   6,090         6,084

Total Commercial Paper
  (Amortized Cost $145,034)                                           145,034


Corporate Bonds  (32.0%)

2 Franks LLC, 2.70%*, 11/1/22                             1,740         1,740
American Honda Finance Corp., 2.46%*,
  9/19/05, MTN (f)                                        3,000         2,999
BF FT Myers/BF South, Inc., 2.52%*,
  11/1/17, LOC Fifth Third Bank                           2,800         2,800
BP Capital Markets PLC, 4.00%,
  4/29/05                                                 4,000         4,018
BP Capital Markets PLC, 4.63%,
  5/27/05                                                 2,000         2,017
Burgess & Niple, 2.51%*, 9/1/14, LOC
  National City Bank                                      2,560         2,560
Centerville Capital, 2.66%*, 10/1/26                      5,575         5,575
Cincinnati Hills Christian Academy,
  Inc., 2.52%*, 4/1/22, LOC Fifth Third Bank              5,210         5,210
CIT Group, Inc., 6.63%, 6/15/05                           1,196         1,215
CIT Group, Inc., 3.16%*, 7/29/05, MTN                    14,375        14,403
Coca-Cola Co., 4.00%, 6/1/05                              2,500         2,511
EZFlow LP, 2.52%*, 6/1/08, LOC Bank
  of America                                              5,830         5,830
Harrier Finance Funding US LLC,
  2.46%*, 10/17/05, MTN (f)                              10,000        10,000

Household Finance Corp., 8.00%,
  5/9/05                                                  2,000         2,031
JL Capital One LLC, Series 2002,
  2.62%*, 11/1/12, LOC Old National Bank
  & Wells Fargo                                           2,600         2,600
John E. Staten Properties, 2.51%*,
  10/1/21, LOC National City Bank                         3,280         3,280
Karmann Technical Development
  LLC/Pilot Drive Properties LLC, Series
  2002, 2.60%*, 12/1/32                                     960           960
Maruga, Series 1999b, 2.71%*, 9/1/16,
  LOC Firstar Bank (f)                                    1,095         1,095
Morgan Stanley, 2.60%*, 8/15/05, MTN                     20,000        20,014
Newcourt Credit Group, Inc., 6.88%,
  2/16/05                                                 2,075         2,079
Newport Investment Co. LLC, 2.61%*,
  12/1/22                                                 3,170         3,170
Oak Crest Homes, Inc., 2.60%*,
  11/1/26                                                 1,420         1,420
QC Reprographics, Inc., 2.66%*, 2/1/21,
  LOC Firstar Bank                                        1,835         1,835
Redbank Professional Office Building,
  2.61%*, 5/1/21, LOC Firstar Bank                        2,940         2,940
Rogers, Inc., 2.55%*, 10/1/37, LOC Fifth
  Third Bank                                              1,210         1,210
SeaRiver Maritime, Inc., 2.39%*,
  10/1/11                                                14,000        14,000
SGM Funding Corp., 2.61%*, 7/1/16,
  LOC Firstar Bank                                        2,050         2,050
SGM Funding Corp., 2.61%*, 6/1/22,
  LOC Firstar Bank                                        3,470         3,470
Sharp Electronics, 2.60%*, 12/1/12, LOC
  Fifth Third Bank                                        2,555         2,555
Sigma Finance, Inc., 2.41%*, 12/5/05,
  MTN (f)                                                10,000         9,998
Tisdel Holdings, Inc., 2.61%*, 9/1/20,
  LOC Firstar Bank                                        2,080         2,080
Unilever Capital Corp., 6.88%,
  11/1/05                                                 1,605         1,652
Wagner Moving & Storage, 2.52%*,
  7/1/22, LOC Fifth Third Bank                            2,300         2,300
White Brothers Properties, 2.70%*,
  12/1/18, (f)                                            3,300         3,300
Yeager-Kreutzjan Partners, 2.70%*,
  5/1/22, LOC Huntington National Bank                    5,405         5,405

Total Corporate Bonds
  (Amortized Cost $150,322)                                           150,322


Repurchase Agreements  (21.2%)

Bear Stearns & Co., 2.50%, 2/1/05
  (Date of Agreement 1/31/05,
  Proceeds at maturity $25,002
  collateralized by $25,502
  various U.S. Government securities,
  5.00%-6.00%%, 12/1/16-12/1/34,
  market value $25,395)                                  25,000        25,000
UBS Warburg, 2.50%, 2/1/05
  (Date of Agreement 1/31/05,
  Proceeds at maturity $74,605
  collateralized by $113,401
  various U.S. Government securities,
  0.00%-10.70%, 5/2/05-9/26/19,
  market value $112,777)                                 74,600        74,600

Total Repurchase Agreements
  (Amortized Cost $99,600)                                             99,600


Taxable Municipal Bonds  (5.2%)

Florida  (3.5%)
Polk County Industrial Development
  Authority, Revenue, Watson Clinic,
  2.52%*, 12/1/18, LOC Nationsbank N.A.                   8,700         8,700
Watson Clinic, 2.52%*, 12/1/18, LOC
  Bank of America                                         7,300         7,300

                                                                       16,000

Kentucky  (0.8%)
Warren County Industrial Development
  Authority, Revenue, Stupps Brothers,
  Inc., Series B-2, 2.51%*, 12/1/18, LOC
  Bank of America                                         3,800         3,800

New Mexico  (0.4%)
Albuquerque Industrial Revenue, Ktech
  Corp. Project, 2.52%*, 11/1/22, LOC
  Wells Fargo Bank                                        1,900         1,900

Texas  (0.5%)
Splendora Higher Education Facilities
  Corp., Series B, 2.52%*, 12/1/26, LOC
  Wells Fargo Bank                                        2,475         2,475

Total Taxable Municipal Bonds
  (Amortized Cost $24,175)                                             24,175


U.S. Government Agencies  (4.5%)

Federal Home Loan Bank  (1.5%)
1.65%, 5/17/05, Callable 4/21/05 @ 100                    5,000         5,000
1.77%, 5/27/05, Callable 2/4/05 @ 100                     2,000         2,000

                                                                        7,000

Federal National Mortgage Assoc.  (3.0%)
1.40%, 3/29/05, Callable 3/4/05 @ 100                     5,000         5,000
1.75%, 5/23/05, Callable 4/28/05 @ 100                    5,000         5,000
2.32%, 9/12/05, Callable 2/18/05 @ 100                    4,000         4,000

                                                                       14,000

Total U.S. Government Agencies (Amortized Cost $21,000)                21,000

Total Investments (Amortized Cost $479,108) (a)   -   102.1%          479,108

Liabilities in excess of other assets   -   (2.1)%                    (9,845)

NET ASSETS   -   100.0%                                              $469,263

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Tax-Free Money Market Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                         Shares
                                                           or
                                                        Principal
                                                          Amount       Value

Municipal Bonds  (100.2%)

Alabama  (2.2%)
Housing Finance Authority Revenue,
  Multifamily Housing, Hillwood Project,
  Series H, 1.88%*, 12/15/30, FNMA                         $3,330     $  3,330
Housing Finance Authority Revenue,
  Multifamily Housing, Inverness Project,
  Series G, 1.88%*, 12/15/30, FNMA                          4,000        4,000
Housing Finance Authority Revenue,
  Multifamily Housing, Rocky Ridge Project,
  Series F, 1.88%*, 12/15/30, FNMA                          6,000        6,000

                                                                        13,330

Arizona  (0.7%)
Phoenix Industrial Development
  Authority Revenue, Multifamily Housing,
  Sunrise Vista Apartments, Series A,
  1.95%*, 6/1/31, LOC Wells Fargo Bank N.A. AMT             2,545        2,545
Pima County, Industrial Development
  Authority, IDR, Brush Wellman, Inc.
  Project, 1.92%*, 9/1/09, LOC Bank One N.A.                1,500        1,500
State University Revenues, Series A,
  1.81%*, 7/1/34, AMBAC, SPA Bank of America N.A.             100          100

                                                                         4,145

Colorado  (1.1%)
Castlewood Ranch Metropolitan District,
  GO, 2.30%*, 12/1/34, LOC U.S. Bank N.A.                   6,000        6,000
Denver City & County, Wellington E.
  Web, Series C2, 1.84%*, 12/1/29,
  AMBAC, SPA Dexia Credit Local                               575          575

                                                                         6,575

District of Columbia  (0.5%)
District of  Columbia, Revenue, Field
  School Project, Series A, 1.86%*, 7/1/31,
  LOC Wachovia Bank N.A.                                    2,720        2,720

Georgia  (4.3%)
De Kalb County Development Authority
  Revenue, Green Forest Community
  Development Project, 1.85%*, 2/1/22,
  LOC Bank of America N.A.                                  3,100        3,100
De Kalb County Development
  Authority, IDR, Design Packaging
  Project, Series A, 1.90%*, 9/1/13, LOC
  Bank of America N.A. AMT                                  2,500        2,500
Fulton County Development Authority
  Revenue, Lovett School Project, 1.85%*,
  7/1/26, LOC Suntrust Bank                                 5,150        5,150
Fulton County Development Authority
  Revenue, Westminster Schools, Inc.
  Project, 1.85%*, 11/1/28, LOC Suntrust Bank              12,000       12,000
Gwinnett County Development
  Authority Revenue, Providence Christian
  Academy, 1.85%*, 9/1/19, LOC Bank of
  America N.A.                                              3,000        3,000

                                                                        25,750

Illinois  (16.6%)
Chicago Revenue, Noble Street Charter
  School, 1.95%*, 6/1/24, LOC Bank One N.A.                 2,200        2,200
Development Finance Authority
  Revenue, Derby Industries, Inc. Project,
  2.00%*, 12/1/11, LOC Fifth Third Bank AMT                 1,600        1,600
Development Finance Authority
  Revenue, IDR, Haskris Co. Project,
  2.25%*, 8/1/21, LOC Bank One N.A. AMT                     1,340        1,340
Development Finance Authority
  Revenue, Museum of Contemporary Arts
  Project, 1.85%*, 2/1/29, LOC Bank One N.A.                6,300        6,300

Development Finance Authority
  Revenue, Providence St. Mellon School
  Project, 1.85%*, 6/1/37, LOC Bank One N.A.                4,900        4,900
Development Finance Authority
  Revenue, Radiological Society Project,
  1.85%*, 6/1/17, LOC Bank One N.A.                         2,000        2,000
Development Finance Authority
  Revenue, Solid Waste Disposal,
  Develgroup LLC Project, Series A,
  2.00%*, 1/1/21, LOC Bank One N.A. AMT                     2,000        2,000
Development Finance Authority
  Revenue, Teachers Academy for Math,
  1.85%*, 2/1/21, LOC Bank One N.A.                         3,150        3,150
Development Finance Authority
  Revenue, WDC Partners LLC Project,
  2.25%*, 7/1/21, LOC Bank One N.A. AMT                     1,555        1,555
Development Finance Authority, EDR,
  CPL/Downers Grove Partnership, 1.95%*,
  12/1/05, LOC LaSalle National Bank N.A.                   4,500        4,500
Development Finance Authority, IDR,
  Industrial Steel Construction, Inc. Project,
  2.00%*, 7/15/23, LOC Bank One N.A. AMT                    4,210        4,210
Development Finance Authority, IDR,
  MacLean-Fogg Co. Project, 1.90%*,
  6/1/14, LOC Bank of America N.A. AMT                      1,900        1,900
Development Finance Authority, IDR,
  Technifast Industries, Inc., Series A,
  2.20%*, 8/1/26, LOC Bank One N.A. AMT                     3,645        3,645
East St. Louis Tax Increment, Public
  Library Project, 1.95%*, 12/1/09, LOC
  Bank of America N.A.                                      2,040        2,040
Educational Facilities Authority
  Revenue, Chicago Historical Society,
  1.85%*, 12/1/25, LOC Northern Trust Co.                   2,200        2,200
Educational Facilities Authority
  Revenue, Elmhurst College, 1.85%*,
  3/1/33, LOC Bank One N.A.                                 3,000        3,000
Educational Facilities Authority
  Revenue, Museum of Natural History,
  1.85%*, 11/1/34, LOC Bank One N.A.                        2,250        2,250
Educational Facilities Authority
  Revenue, National Louis University,
  Series B, 1.85%*, 6/1/29, LOC Bank One N.A.               6,900        6,900
Finance Authority Revenue, YMCA
  Metro Chicago Project, 1.85%*, 6/1/34,
  LOC Harris Trust & Savings Bank                           5,000        5,000
Galesburg, Knox College Project,
  1.93%*, 3/1/31, LOC LaSalle National Bank N.A.            5,000        5,000
Glendale Heights, IDR, Hudapack Metal
  Project, 2.05%*, 9/1/18, LOC Bank One
  Wisconsin AMT                                             2,725        2,725
Hanover Park, IDR, Spectra-Tech, Inc.
  Project, 2.05%*, 8/1/17, LOC Harris Trust
  & Savings Bank AMT                                        1,145        1,145
Health Facilities Authority Revenue,
  Gottlieb Health Resources, Inc., 1.86%*,
  11/15/24, LOC Harris Trust & Savings Bank                11,500       11,500
Health Facilities Authority Revenue,
  Washington & Jane Smith Home, 1.90%*,
  7/1/26, LOC Comerica Bank                                 3,000        3,000
International Port District Revenue,
  1.86%*, 1/1/23, LOC LaSalle National
  Bank N.A.                                                 2,000        2,000
Naperville Revenue, Dupage Childrens
  Museum Project, 1.85%*, 6/1/30, LOC
  Bank One N.A.                                             5,900        5,900
Quad Cities Regional Economic
  Development Authority, Steel Warehouse,
  2.02%*, 12/1/12, LOC National City
  Bank of Indiana AMT                                       2,450        2,450
Upper Illinois River Valley Development
  Authority Revenue, Advanced Flexible
  Project, 1.95%*, 6/1/25, LOC ABN
  AMRO Bank AMT                                             1,880        1,880
West Chicago, IDR, Liquid Container
  Project, 1.87%*, 3/1/15, LOC Bank of America N.A.         1,000        1,000
Yorkville, IDR, Wheaton & Co., Inc.
  Project, 2.00%*, 4/1/16, LOC Bank One N.A. AMT            1,400        1,400

                                                                        98,690

Indiana  (8.8%)
Bond Bank, Special Project, Tri
  County, Series D, 1.95%*, 1/1/17,
  LOC Huntington National Bank                              5,405        5,405

Elkhart County, EDR, Hinsdale Farms
  Ltd. Project, 2.00%*, 10/1/17, LOC Bank
  One N.A. AMT                                              2,495        2,495
Fort Wayne, EDR, PHD, Inc. Project,
  2.00%*, 5/1/15, LOC Wells Fargo Bank
  N.A. AMT                                                  2,400        2,400
Greenwood, IDR, Jacks Investments
  LLC Project, 2.00%*, 2/1/16, LOC Bank
  One Indianapolis AMT                                      1,390        1,390
Health Facilities Financing Authority
  Revenue, Crossroads Rehabilitation
  Center Project, 1.91%*, 7/1/24, LOC Bank
  One N.A.                                                  2,145        2,145
Hendricks County Industrial
  Redevelopment Commission Tax
  Increment Revenue, Heartland Crossings
  Project, Series A, 1.95%*, 1/1/25, LOC
  Huntington National Bank                                  1,560        1,560
Indianapolis, EDR, White Arts, Inc.
  Project, 1.98%*, 6/1/06, LOC General
  Electric Capital Corp.                                    4,300        4,300
LaGrange County, EDR, LA West, Inc.
  Project, 2.00%*, 8/1/13, LOC Bank One
  Indiana N.A. AMT                                          1,400        1,400
Lawrence, EDR, Southwark Metal
  Manufacturing Co. Project, 2.05%*,
  9/1/16, LOC Royal Bank AMT                                1,150        1,150
Mooresville Viking Air Tools, 2.00%*,
  3/1/19, LOC Wells Fargo Bank N.A. AMT                     2,760        2,760
Noblesville, Rivers Edge Apartments
  Project, 1.95%*, 7/1/22, LOC Bank One
  Indianapolis                                              2,575        2,575
Plymouth, EDR, Witt Co. Project,
  1.98%*, 5/1/12, LOC U.S. Bank N.A.                        2,595        2,595
State Development Finance Authority
  Revenue, Custom Lights, Inc. Project,
  2.00%*, 12/1/15, LOC Bank One Indiana
  N.A. AMT                                                  2,400        2,400
State Development Finance Authority
  Revenue, EDR, Bhar Associates, Inc.
  Project, 2.20%*, 8/1/16, LOC Bank One
  Indiana N.A. AMT                                          1,835        1,835
State Development Finance Authority
  Revenue, Educational Facilities, Indiana
  Historical, 1.85%*, 8/1/31, LOC Bank One
  Indiana N.A.                                              2,210        2,210
State Development Finance Authority
  Revenue, Educational Facilities, Model
  Aeronautics, 1.95%*, 1/1/21, LOC Bank
  One Indiana N.A.                                          3,600        3,600
State Development Finance Authority
  Revenue, Educational Facilities, Youth
  Opportunity Center, 1.85%*, 1/1/24, LOC
  Bank One Indiana N.A.                                     5,100        5,100
State Development Finance Authority,
  EDR, Daubert VCI, Inc. Project, 2.00%*,
  8/1/13, LOC Bank One N.A. AMT                             1,785        1,785
State Development Finance Authority,
  EDR, I Corp Haulin Trailers Project,
  2.00%*, 12/1/17, LOC Bank One Indiana
  N.A. AMT                                                  1,400        1,400
State Educational Facilities Authority
  Revenue, University of Evansville, Series
  B, 1.95%*, 12/1/29, LOC Fifth Third Bank                  4,170        4,170

                                                                        52,675

Iowa  (1.0%)
Urbandale, IDR, Interstate Acres LP,
  1.99%*, 12/1/14, LOC Principal Mutual                     6,000        6,000

Kentucky  (4.0%)
Covington, Industrial Building Revenue,
  St. Charles Center, Inc., 1.93%*, 11/1/13,
  LOC U.S. Bank N.A.                                        2,375        2,375
Crestview Hill Industrial Building
  Revenue, Thomas Moore College Project,
  1.93%*, 11/1/26, LOC Fifth Third Bank                     6,825        6,825
Dayton Industrial Building Revenue,
  Woodcraft Manufacturing Co., Inc.
  Project, 2.18%*, 5/1/17, LOC Fifth Third Bank               490          490
Economic Development Finance
  Authority, Hospital Facilities Revenue,
  Highland Regional Project, Series A,
  1.95%*, 8/1/13, LOC U.S. Bank N.A.                        5,100        5,100
Kenton County Industrial Building
  Revenue, Baptist Convalescent Center,
  1.93%*, 7/1/18, LOC Fifth Third Bank                      2,300        2,300

Lexington-Fayette Urban County
  Government Industrial Building Revenue,
  LTS Housing Corp., Inc. Project, 1.92%*,
  11/1/28, LOC National City Bank                           3,220        3,220
Pulaski County Solid Waste Disposal
  Revenue, National Rural Utilities, Series
  B, 1.50%*, 8/15/23, AMT                                   2,350        2,350
Somerset, Industrial Building Revenue,
  Glen Oak Lumber & Mining, 2.00%*,
  4/1/11, LOC Bank One Milwaukee N.A. AMT                   1,215        1,215

                                                                        23,875

Maine  (0.9%)
State Health & Higher Educational
  Facilities Authority Revenue, VHA New
  England, Inc., Series F, 1.84%*, 12/1/25,
  AMBAC, SPA Bank of New York &
  Fleet National Bank                                       5,300        5,300

Michigan  (3.6%)
Farmington Hills Economic
  Development Corp., Limited Obligation
  Revenue, Brookfield Building
  Association, 1.89%*, 11/1/10, LOC
  Comerica Bank                                             1,030        1,030
Jackson County Economic Development
  Corp., Melling Tool Co. Project, 2.00%*,
  8/1/18, LOC Comerica Bank AMT                             4,585        4,585
Jefferson Schools, State Aid Notes,
  2.75%, 4/1/05                                             2,600        2,603
State Strategic Fund Limited Obligation
  Revenue, Agape Plastics, Inc. Project,
  2.00%*, 11/1/28, LOC Bank One
  Michigan AMT                                              1,600        1,600
State Strategic Fund Limited Obligation
  Revenue, Dawnbreakers LLC Project,
  1.94%*, 5/1/18, LOC Fifth Third Bank AMT                  4,170        4,170
State Strategic Fund Limited Obligation
  Revenue, Diagnostic Real Estate LLC,
  2.00%*, 8/1/19, LOC Bank One Michigan AMT                 1,100        1,100
State Strategic Fund Limited Obligation
  Revenue, Non-Ferrous Cast Alloys
  Project, 2.00%*, 3/1/19, LOC Bank One
  Michigan AMT                                              1,500        1,500
State Strategic Fund Limited Obligation
  Revenue, Oak Industrial Drive Project,
  2.00%*, 11/1/33, LOC Comerica Bank AMT                    5,000        5,000

                                                                        21,588

Minnesota  (0.2%)
St. Cloud, Infrastructure Management
  Fund, Series B, GO, 3.50%, 2/1/05, FSA                    1,130        1,130

Mississippi  (0.3%)
Blue Mountain, IDR, Blue Mountain
  Production Co. Project, 2.05%*, 10/1/08,
  LOC Harris Trust & Savings Bank AMT                       1,500        1,500

Missouri  (1.7%)
Kansas City, IDR, Century Avenue
  Association, 2.00%*, 12/1/11, LOC Bank
  of America AMT                                            4,900        4,900
St. Charles County Industrial
  Development Authority Revenue, Cedar
  Ridge Project, 1.89%*, 5/15/31, FNMA                      5,500        5,500

                                                                        10,400

Nebraska  (0.0%)
American Public Energy Agency
  Revenue, National Public Gas Agency
  Project, Series A, 1.87%*, 2/1/14, LOC
  BP/Amoco, SPA Societe Generale                              245          245

Nevada  (0.9%)
State Municipal Bond Bank, Project
  57-64, Series A, 6.00%, 3/1/05                            5,065        5,081

New Hampshire  (1.9%)
Higher Educational & Health Facilities
  Authority Revenue, VHA New England,
  Inc., Series E, 1.84%*, 12/1/25, AMBAC,
  SPA Bank of New York & Fleet National Bank                6,700        6,700
Manchester Airport Revenue, Series C,
  1.86%*, 1/1/32, FSA, SPA Dexia Credit Local               4,620        4,620

                                                                        11,320

New Mexico  (0.7%)
State Housing Authority Region,
  Multifamily Housing Revenue, Enchanted
  Vista Apartments Project, 1.15%*, 7/1/45,
  LOC Bayerische Landesbank AMT                             3,950        3,950

North Carolina  (2.4%)
Capital Facilities Finance Agency
  Revenue, Educational Facilities Revenue,
  Peace College, 1.86%*, 6/1/29,
  LOC Wachovia Bank N.A.                                    6,000        6,000
Capital Facilities Finance Agency
  Revenue, Elon University, Series B,
  1.85%*, 1/1/08, LOC Bank of America N.A.                  3,250        3,250
Halifax County Industrial Facilities &
  Pollution Control Financing Authority
  Revenue, Westmoreland-Hadson Partners,
  1.96%*, 12/1/19, LOC Dexia Credit Local AMT               3,100        3,100
Moore County Industrial Facilities &
  Pollution Control Authority Revenue,
  Perdue Farms, Inc. Project, 1.85%*,
  6/1/10, LOC Rabobank Nederland                            2,050        2,050

                                                                        14,400

Ohio  (15.3%)
Ashtabula County Hospital Facilities                        1,290        1,290
  Revenue, Astabula County Medical Center
  Project, 1.88%*, 12/1/07,
  LOC Bank One N.A. (h)
Belmont County, GO, BAN, 1.36%, 3/16/05                     1,000        1,000
Clark County, Series B, GO, BAN,
  1.56%, 4/14/05                                            1,595        1,596
Clinton County, GO, BAN, 1.82%,
  5/13/05                                                   2,601        2,603
Clinton Massie Local School District,
  1.84%, 2/24/05                                            1,000        1,000
Clinton Massie Local School District,
  School Construction, GO, BAN, 2.45%,
  11/22/05                                                  6,539        6,554
Cuyahoga County, Civic Facilities
  Revenue, 700 Prospect Corp. Project,
  1.86%*, 3/1/22, LOC Fifth Third Bank                      4,390        4,390
Cuyahoga County, Health Care Facilities
  Revenue, Judson Retirement Community
  Project, 1.88%*, 11/15/19, LOC National
  City Bank                                                 2,300        2,300
Cuyahoga County, Hospital Facilities
  Revenue, Sisters Charity Health Systems,
  1.89%*, 11/1/30, LOC National City Bank                   1,225        1,225
Englewood, Building Improvements,
  GO, BAN, 2.15%*, 8/30/05                                  1,750        1,753
Erie County, GO, BAN, 2.00%, 4/13/05                        2,350        2,354
Fairless Local School District, School                      7,000        7,033
  Facilities Construction, GO, BAN,
  3.00%, 7/26/05
Green Healthcare Revenue, Greater
  Akron-Canton Project, 1.97%*, 7/1/19,
  LOC National City Bank                                    1,455        1,455
Hamilton County, Health Care Facilites
  Revenue, Sisters of Charity Senior Care,
  1.92%*, 8/1/27, LOC Fifth Third Bank                      4,145        4,145
Hamilton County, Hospital Facilities
  Revenue, Children's Hospital Medical
  Center, Series A, 1.85%*, 5/15/17,
  LOC PNC Bank Ohio N.A.                                    5,160        5,160
Henry County, GO, BAN, 1.75%,
  3/24/05                                                   2,285        2,287
Huber Heights, GO, BAN, 2.00%,
  3/17/05                                                   9,287        9,291
Lake County, GO, BAN, 2.00%,
  4/14/05                                                   1,000        1,002
Logan County, GO, BAN, 1.40%,
  3/1/05                                                    1,200        1,200
Morrow County, GO, BAN, 2.85%,
  1/25/06                                                   2,500        2,508
Olmstead Falls, GO, BAN, 2.70%, 10/20/05 (g)                1,950        1,954
Oregon City School District, GO, BAN,
  2.60%, 7/25/05                                            6,000        6,013
Oregon City, GO, BAN, 1.63%, 4/28/05                        1,040        1,041
Pike County, GO, BAN, 1.47%, 3/11/05                        1,245        1,245
Salem, GO, BAN, 1.35%, 4/14/05                              1,165        1,165
State Housing Finance Agency,
  Multifamily Revenue, Chambrel at
  Montrose, Series F, 1.85%*, 11/15/32, FNMA                1,775        1,775

State Water Development Authority
  Revenue, Pollution Control Facilities,
  Cleveland Electric Illuminating Co.,
  Series B, 1.85%*, 8/1/20, LOC Barclays
  Bank New York                                             8,010        8,010
Tallmadge City School District, GO,
  BAN, 3.00%, 6/29/05                                       9,845        9,885

                                                                        91,234

Oklahoma  (0.4%)
Muskogee Medical Center Authority
  Revenue, 1.90%*, 10/1/32, LOC Bank of
  America N.A.                                              2,300        2,300

Pennsylvania  (6.9%)
Allegheny County Hospital
  Development Authority Revenue, Jefferson
  Regional Medical Center, 1.10%*, 4/1/08,
  Mandatory Put 4/1/05 @ 100, LOC PNC Bank N.A.             1,000        1,000
Benzinger Township Hospital Authority,
  Elk Regional Health System, 1.87%*,
  12/1/30, LOC PNC Bank N.A.                                1,400        1,400
Clinton County, IDR, Mellon Bank
  National Association Project, 1.95%*,
  9/1/05, LOC Mellon Bank N.A.                              3,500        3,500
College Township Industrial Authority,
  IDR, Ball Corp. Project, 1.85%*, 11/1/11,
  LOC Bank One N.A.                                         4,500        4,500
Emmaus General Authority Revenue,
  1.86%*, 12/1/28, FSA, SPA Wachovia
  Bank N.A.                                                 8,035        8,035
Erie County Hospital Authority, Mercy
  Terrace Project, 1.92%*, 8/1/18, LOC
  Chase Bank of Texas N.A.                                  1,745        1,745
Lackawanna County, Series B, GO,
  1.87%*, 10/15/29, FSA, SPA Dexia Credit
  Local                                                     8,835        8,835
Lancaster County Hospital Authority
  Revenue, Health Center, Masonic Homes,
  1.86%*, 7/1/34, AMBAC, SPA PNC
  Bank N.A.                                                 3,080        3,080
Luzerne County, IDR, YMCA
  Wilkes-Barre Project, 1.92%*, 10/1/31,
  LOC PNC Bank N.A.                                         4,940        4,940
Mercersburg Borough General Purpose
  Authority, Educational Facility Revenue,
  Mercersburg College,
  Series A, 1.85%*, 6/1/25,
  LOC Wachovia Bank N.A.                                    4,300        4,300

                                                                        41,335

South Carolina  (2.1%)
Beaufort County, GO, 3.75%, 2/1/05, MBIA                    1,100        1,100
  Educational Facilities Authority
  Revenue, Private Nonprofit Institutions,
  Erskine College Project,
  1.90%*, 10/1/23, LOC Bank of America N.A.                 2,700        2,700
Jobs Economic Development Authority
  Revenue, Sister of Charity Hospitals,
  1.89%*, 11/1/32, LOC Wachovia Bank N.A.                   8,600        8,600

                                                                        12,400

South Dakota  (0.2%)
Lower Brule Sioux Tribe, Tribal
  Purpose, 1.85%*, 12/1/11, LOC Wells
  Fargo Bank N.A.                                             900          900

Tennessee  (1.2%)
Montgomery County Public Building
  Authority Revenue, Pooled Financing,
  1.85%*, 11/1/27, LOC Bank of America N.A.                 2,495        2,495
Montgomery County Public Building
  Authority Revenue, Pooled Financing,
  1.85%*, 9/1/29, LOC Bank of America N.A.                  1,400        1,400
Wilson County, Industrial Development
  Board, Perma-Pipe, Inc. Project, 1.95%*,
  9/1/07, LOC Fleet National Bank AMT                       3,050        3,050

                                                                         6,945

Texas  (3.9%)
Brownsville Utility Systems Revenue,
  Series B, 1.85%*, 9/1/27, MBIA, SPA
  Bank of America N.A.                                      5,125        5,125
Brownsville, TECP, 1.80%, 3/7/05,
  LOC State Street Bank                                    12,300       12,300
Trinity River Authority, Solid Waste
  Disposal Revenue, Community Waste
  Disposal Project, 1.90%*, 5/1/21, LOC
  Wells Fargo Bank N.A. AMT                                 6,000        6,000

                                                                        23,425

Vermont  (0.9%)
Education & Health Buildings, VHA
  New England, Series F, 1.84%*, 12/1/25,
  AMBAC, SPA Bank of New York                               5,200        5,200

Virginia  (0.3%)
Lynchburg Industrial Development
  Authority, Hospital Facilities, First
  Meeting Revenue, VHA Mid
  Atlantic/Capital, Series B, 1.84%*,
  12/1/25, AMBAC, SPA Fleet National Bank                   1,700        1,700

Washington  (0.7%)
Port Seattle, IDR, Douglas Management
  Co. Project, 1.90%*, 12/1/05, LOC Bank
  of America N.A.                                           3,200        3,200
State Housing Finance Commission
  Multifamily Mortgage Revenue, Evergreen
  Ridge Apartments Project, 1.95%*,
  12/1/24, LOC U.S. Bank AMT                                1,025        1,025

                                                                         4,225

Wisconsin  (16.5%)
Ashland School District, TRAN, 2.00%,
  8/30/05                                                   4,300        4,306
Beaver Dam, IDR, Apache Stainless
  Equipment, Series A, 2.00%*, 12/1/10,
  LOC Bank One Wisconsin AMT                                1,370        1,370
Beloit School District, TRAN, 2.00%,
  10/7/05                                                   4,800        4,807
Brodhead, IDR, Stoughton Trailers, Inc.
  Project, 2.00%*, 8/1/20, LOC Bank One
  Wisconsin AMT                                             6,800        6,800
Columbus School District, TRAN,
  2.05%, 10/25/05                                           1,300        1,300
Crivitz School District, TRAN, 2.10%,
  10/28/05                                                  1,000        1,001
Eau Claire Area School District, TRAN,
  2.00%, 8/25/05                                            6,700        6,705
Evansville, IDR, Stoughton Trailers,
  Inc., 2.00%*, 12/1/08, LOC Bank One
  Milwaukee N.A. AMT                                        5,980        5,980
Fitchburg, IDR, 2.00%*, 12/1/18, LOC
  Bank One Wisconsin AMT                                    2,030        2,030
Fort Atkinson, IDR, Lorman Iron &
  Metal, 2.05%*, 12/1/11, LOC Bank One
  N.A. AMT                                                  1,010        1,010
Health and Educational Facilities,
  Authority Revenue, Three Pillars Senior
  Living, Series B, 1.84%*, 8/15/34, LOC
  JP Morgan Chase Bank                                      1,000        1,000
Howard Suamico School District,
  TRAN, 2.00%, 8/23/05                                      4,000        4,001
Kenosha County, GO, Series A, 3.75%,
  2/1/05, FGIC                                              1,000        1,000
Lawrence, IDR, R. Lewis & R. Lewis
  LLC Project, 2.10%*, 8/1/27, LOC Bank
  One N.A. AMT                                              1,000        1,000
Lomira School District, TRAN, 2.15%,
  8/26/05                                                   1,000        1,001
Manitowoc Community Development
  Authority Revenue, Multifamily Housing,
  Great Lakes Training, Series A, 2.52%*,
  8/1/37, LOC Bayerische Landesbank                        29,155       29,156
Menomonie Area School District,
  TRAN, 2.00%, 9/26/05                                      4,300        4,308
Pulaski, IDR, MCL Industries, Inc.,
  2.00%*, 8/1/14, LOC Bank One
  Wisconsin AMT                                             1,030        1,030
Rhinelander School District, TRAN,
  2.00%, 9/22/05                                            4,900        4,905

River Falls, IDR, Quadion Corporate
  Project, 1.95%*, 11/1/14, LOC U.S. Bank AMT               1,160        1,160
Rolling, IDR, Kretz Lumberg, Inc.
  Project, 2.00%*, 11/1/11, LOC Bank One
  Wisconsin AMT                                             2,825        2,825
South Milwaukee School District,
  TRAN, 2.10%, 9/21/05                                      2,500        2,502
State Health & Educational Facilities
  Authority Revenue, Valley Packaging
  Industries Project, 1.95%*, 7/1/21, LOC
  Bank One Wisconsin N.A.                                   2,040        2,040
Watertown Unified School District,
  TRAN, 2.04%, 10/28/05                                     2,600        2,601
Waukesha, IDR, Bahl/Weldall
  Manufacturing, Inc. Project, 2.00%*,
  10/1/18, LOC Bank One Wisconsin AMT                       2,800        2,800
Wrightstown Community School
  District, TRAN, 2.00%, 8/30/05                            1,500        1,502

                                                                        98,140

Total Municipal Bonds (Amortized Cost $596,478)                        596,478

Investment Companies  (0.0%)

AIM Tax Free Money Market Fund                             70,741           71

Total Investment Companies (Amortized Cost $71)                             71

Total Investments (Amortized Cost $596,549) (a)   -   100.2%           596,549

Liabilities in excess of other assets   -   (0.2%)                     (1,147)

NET ASSETS   -   100.0%                                               $595,402

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Ohio Municipal Money Market Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands)


                                                    Principal
                                                     Amount         Value

Municipal Bonds  (99.9%)

Ohio  (99.9%)

Archbold, GO, BAN, 2.25%, 8/11/05                     $ 1,040        $  1,042
Ashland, GO, 2.25%, 10/20/05                            2,500           2,506
Athens County, Port Authority Housing
  Revenue, Housing for Ohio Income
  Project, 1.89%*, 6/1/32, LOC Wachovia
  Bank N.A.                                            15,655          15,654
Belmont County, GO, BAN, 2.05%, 8/17/05                 1,225           1,227
Belmont County, GO, BAN, 3.00%, 11/16/05                2,670           2,691
Berea, Series 2, GO, BAN, 2.45%, 12/21/05               2,950           2,955
Blue Ash, Recreational Facilities, GO,
  BAN, 1.25%, 2/4/05                                    2,100           2,100
Blue Ash, Recreational Facilities, GO,
  BAN, 2.35%, 11/15/05                                  2,100           2,100
Bowling Green, IDR, Lamson &
  Sessions Project, 1.93%*, 8/1/09, LOC
  Harris Trust & Savings Bank AMT                       1,100           1,100
Butler County, Health Care Facilities
  Revenue, 1.86%*, 9/1/22, LOC Fifth Third
  Bank                                                  3,000           3,000
Butler County, Health Care Facilities
  Revenue, 1.88%*, 7/1/24, LOC U.S. Bank N.A.           3,800           3,800
Butler County, Health Care Facilities
  Revenue, Lifesphere Project, 1.85%*,
  5/1/27, LOC U.S. Bank N.A.                           17,600          17,599
Butler County, Hospital Facilities
  Revenue, 1.93%*, 11/1/10, LOC Fifth
  Third Bank                                            1,200           1,200
Butler County, Hospital Facilities
  Revenue, 1.85%*, 11/1/17, LOC U.S.
  Bank N.A.                                             3,220           3,220
Cambridge Hospital Facilities, Regional
  Medical Center Project, 1.89%*, 12/1/21,
  LOC National City Bank                                4,200           4,200
Celina, GO, BAN, 2.40%, 11/16/05                        1,060           1,063
Centerville Health Care Revenue,
  Bethany Lutheran, 1.89%*, 11/1/13, LOC
  National City Bank                                    3,750           3,750
Cincinnati & Hamilton County Port
  Authority, IDR, 4th Star Ltd. Partnership
  Project, 1.85%*, 5/1/15, LOC U.S. Bank
  Trust N.A.                                            4,800           4,800
Clark County, GO, BAN, 2.55%,
  12/21/05                                              2,350           2,355
Cleveland Airport Systems Revenue,
  Series C, 1.84%*, 1/1/31, FSA, SPA                    3,200           3,200
  Westdeutsche Landesbank
Cleveland Waterworks Revenue, Series
  L, 1.85%*, 1/1/33, FGIC, SPA
  Westdeutshe Landesbank                                1,000           1,000
Clinton County Hospital Revenue,
  McCullough-Hyde Project, Series B-1,
  1.88%*, 11/1/20, LOC Fifth Third Bank                 6,245           6,245
Clinton County, Airport Facilities
  Revenue, 1.86%*, 6/1/11, LOC Wachovia
  Bank N.A.                                            11,800          11,800
Clinton County, Hospital Revenue,
  Series D-1, 1.94%*, 12/1/15, LOC Fifth
  Third Bank                                            7,470           7,470
Columbus, GO, Series 1, 1.82%*,
  12/1/17, SPA Westdeutsche Landesbank                    700             700
Coshocton County, Health Care
  Facilities Revenue, Hartville Homes, Inc.
  Project, 1.95%*, 9/1/20, LOC Bank One N.A.            2,485           2,485
Coshocton County, Memorial Hospital
  Project Revenue, 1.95%*, 3/1/17, LOC
  Bank One Columbus N.A.                                2,610           2,610
Cuyahoga County, Civic Facilities
  Revenue, 700 Prospect Corp. Project,
  1.86%*, 3/1/22, LOC Fifth Third Bank                  2,150           2,150
Cuyahoga County, Continuing Care
  Facilities Revenue, 1.85%*, 2/1/29, LOC
  ABN AMRO Bank                                        14,100          14,100

Cuyahoga County, EDR, Gilmore
  Academy Project, 1.86%*, 2/1/22, LOC
  Fifth Third Bank                                      2,190           2,190
Cuyahoga County, Health Care Facilites
  Revenue, Devon Oaks Project, 1.85%*,
  2/1/34, LOC ABN AMRO Bank                             6,250           6,250
Cuyahoga County, Health Care Facilities
  Revenue, Applewood Centers, Inc.
  Project, 1.86%*, 11/1/14, LOC Fifth Third
  Bank                                                  1,765           1,765
Cuyahoga County, Health Care Facilities
  Revenue, Jennings Center Older Project,
  1.92%*, 11/1/23, LOC Fifth Third Bank                 2,500           2,500
Cuyahoga County, Hospital Facilities
  Revenue, Sisters Charity Health Systems,
  1.89%*, 11/1/30, LOC National City Bank               1,135           1,135
Cuyahoga County, IDR, Horizon
  Activities Centers Project,
  1.97%*, 7/1/25,
  LOC U.S.Bank N.A.                                     1,095           1,095
Cuyahoga County, IDR, Landerhaven
  Executive Project, 2.15%*, 12/1/08,
  LOC U.S. Bank N.A. AMT                                1,395           1,395
Cuyahoga County, IDR, Progressive
  Plastics Project, 2.00%*, 11/1/13, LOC
  Bank One Columbus N.A. AMT                              820             820
Cuyahoga County, IDR, Watt Printing
  Co. Project, 1.97%*, 4/1/16, LOC
  National City Bank AMT                                1,870           1,870
Cuyahoga Falls, Hospital Facilities
  Revenue, Portage Trail Care Center
  Project, 1.94%*, 9/1/14, LOC Fifth Third
  Bank                                                  1,580           1,580
Cuyahoga Falls, Hospital Facilities
  Revenue, Portage Trail Care Center
  Project, 1.94%*, 5/1/15, LOC Fifth Third
  Bank                                                  2,400           2,400
Darke County, Real Estate, GO, BAN,
  2.27%, 7/13/05                                        2,200           2,204
Darke County, Variable Purpose, GO,
  BAN, 2.27%, 7/13/05                                   1,000           1,002
Dayton, GO, BAN, 2.38%, 8/24/05                           675             678
Delaware, GO, BAN, 2.25%, 9/5/05                        1,115           1,118
Elyria, GO, BAN, 2.50%, 10/20/05                        2,250           2,259
Englewood, IDR, YMCA Dayton
  Project, Series A, 1.95%*, 3/1/27,
  LOC Bank One N.A.                                     3,895           3,895
Erie County, GO, BAN, 2.00%,
  4/13/05                                               3,125           3,127
Erie County, GO, BAN, 2.50%,
  10/14/05                                              2,070           2,079
Erie County, Health Care Facilities
  Revenue, Series B, 1.94%*, 10/1/21, LOC
  Bank One N.A.                                         4,335           4,335
Fairborn, EDR, 2.20%*, 5/1/06, LOC
  U.S. Bank N.A.                                          160             160
Franklin County, EDR, Columbus
  Electric Funded Project, 1.88%*, 4/1/21,
  LOC Bank One N.A.                                     1,600           1,600
Franklin County, Health Care Facilities
  Revenue, 1.97%*, 11/1/19, LOC National
  City Bank                                             1,955           1,955
Franklin County, Health Care Facilities
  Revenue, Friendship Village Dublin,
  Series B, 1.85%*, 11/1/34, LOC Lasalle
  National Bank N.A.                                    4,000           4,000
Franklin County, Health Care Facilities
  Revenue, Presbyterian, Series B, 1.88%*,
  7/1/33, LOC National City Bank                        4,800           4,800
Franklin County, Health Care Facilities
  Revenue, Wexner Heritage House Project,
  1.94%*, 8/1/20, LOC Huntington National
  Bank                                                  2,800           2,800
Franklin County, Hospital Revenue,
  Children's Hospital Project, Series B,
  1.98%*, 12/1/14, SPA Bank One
  Columbus N.A.                                         7,400           7,400
Franklin County, Multifamily Revenue,
  Community Properties II, 1.90%*, 6/1/09,
  LOC Fifth Third Bank AMT                              3,500           3,500
Franklin County, Multifamily Revenue,
  Golf Pointe Apartments Project, Series A,
  1.91%*, 1/1/34, LOC Lasalle National
  Bank N.A. AMT                                         2,300           2,300
Geauga County, Health Care Facilities
  Revenue, Heather Hill, Inc. Project, Series
  B, 1.84%*, 7/1/23, LOC Bank One
  Columbus N.A.                                         8,955           8,955
Green, GO, BAN, 2.20%, 10/19/05                         1,470           1,474

Grove City, Multifamily Revenue,
  Regency Arms Apartments, 1.90%*,
  6/15/30, FNMA AMT                                     7,900           7,900
Hamilton County, EDR, 1.87%*,
  11/1/21, LOC Fifth Third Bank                           250             250
Hamilton County, EDR, Boys/Girls
  Club, Inc. Project, 1.92%*, 12/1/28, LOC
  PNC Bank Ohio N.A.                                    2,450           2,450
Hamilton County, EDR, Samuel W.
  Bell Home Project, 1.88%*, 4/1/22, LOC
  U.S. Bank N.A.                                        3,025           3,025
Hamilton County, Health Care Facilities
  Revenue, Ronald McDonald House
  Project, 1.86%*, 5/1/15, LOC Fifth Third
  Bank                                                  2,930           2,930
Hamilton County, Hospital Facilities
  Revenue, 1.85%*, LOC Fifth Third Bank
  1/1/15                                                4,000           4,000
Hamilton County, Hospital Facilities
  Revenue, Children's Hospital Medical
  Center, 1.85%*, 5/15/28, LOC Chase
  Manhattan Bank                                       13,190          13,190
Hamilton County, Hospital Facilities
  Revenue, Children's Hospital Medical
  Center, Series A, 1.85%*, 5/15/17,
  LOC PNC Bank Ohio N.A.                                9,590           9,590
Hamilton County, Hospital Facilities
  Revenue, Elizabeth Gamble, Series A,
  1.84%*, 6/1/27, LOC JP Morgan Chase
  Bank                                                  2,000           2,000
Hamilton County, Hospital Revenue,
  Beechwood Home Project, 1.88%*, 7/1/22,
  LOC U.S. Bank N.A.                                    5,700           5,700
Hamilton, Electric Revenue, Series A,
  1.84%*, 10/1/23, FSA, SPA Dexia Credit
  Local                                                12,321          12,321
Hamilton, Electric Revenue, Series B,
  1.84%*, 10/1/25, FSA, SPA Dexia Credit
  Local                                                 3,000           3,000
Hamilton, Multifamily Housing
  Revenue, Series A, 1.88%*, 1/1/30,
  LOC Bank One Indiana N.A.                             6,713           6,713
Harrison Township Tax Increment
  Financing Revenue, Dry Fork Farms
  Project, 1.88%*, 12/1/24, LOC Fifth Third
  Bank                                                  1,070           1,070
Highland Heights, GO, BAN, 2.00%,
  10/6/05                                               1,400           1,402
Hilliard, IDR, National Sign, 2.00%*,
  12/1/19, LOC Bank One N.A. AMT                        2,580           2,580
Huber Heights, GO, BAN, 1.50%,
  3/17/05                                               1,705           1,705
Huron County, IDR, American Baler
Project, 2.00%, 4/1/11, LOC Bank One
  Indianapolis AMT                                      1,025           1,025
Lakewood City School District, GO,
  BAN, 2.00%, 9/14/05                                   6,000           6,013
Lakewood, GO, BAN, 2.50%, 6/2/05                        1,000           1,002
Lancaster, GO, BAN, 1.90%, 3/9/05                         900             900
Leipsic, IDR, Patrick Products, Inc.
  Project, 2.00%*, 6/1/11, LOC Bank One
  N.A. AMT                                              4,565           4,565
Licking County, Health Care Facilities
  Revenue, 1.85%*, 11/1/33, LOC Bank of
  Scotland                                              5,000           5,000
Lima, Hospital Revenue, Lima
  Memorial Hospital Project, 1.95%*,
  6/1/33, LOC Bank One N.A.                             2,500           2,500
Lorain County, IDR, Malt Properties
  Ltd. Project, 2.00%*, 4/1/34, LOC Bank
  One N.A. AMT                                          5,500           5,500
Lucas County Health Care Facilities
  Revenue, Sunset Retire, Series B, 1.84%*,
  8/15/30, LOC Fifth Third Bank                           335             335
Lucas County, GO, BAN, 2.50%,
  10/13/05                                              2,380           2,391
Lucas County, IDR, American Capital
  Properties, 1.97%*, 10/1/18, LOC National
  City Bank AMT                                         3,405           3,405
Lucas County, IDR, Lott Industries, Inc.
  Project, 1.92%*, 8/1/21, LOC National
  City Bank                                             3,910           3,910
Mahoning County, EDR, Family
  YMCA, St. Elizabeth, 1.92%*, 5/1/21,
  LOC National City Bank                                4,400           4,400
Marion County, Hospital Revenue,
  Pooled Leasing Program, 1.88%*, 8/1/20,
  LOC Bank One N.A.                                     1,785           1,785

Martins Ferry City School District, GO,
  BAN, 3.00%, 6/28/05                                   5,270           5,289
Marysville, GO, 3.00%, 6/1/05                           2,100           2,108
Mason City School District, GO, BAN,
  2.00%, 2/10/05                                        1,000           1,000
Mason Tax Increment Financing
  Revenue, Tylersville Crossing Project,
  1.88%*, 12/1/23, LOC U.S. Bank NA                     1,030           1,030
Massillon, IDR, ARE, Inc. Project,
  2.00%*, 12/1/07, LOC Bank One N.A.
  AMT                                                     700             700
Miami County, GO, BAN, 2.04%,
  7/27/05                                               1,405           1,406
Mogadore Local School District, GO,
  BAN, 3.00%, 10/27/05                                 10,150          10,194
Monroe County, Income Tax Corridor
  75, 1.93%*, 12/1/18, LOC Bank of
  Montreal & Provident Bank                             2,000           2,000
Montgomery County, EDR, Benjamin
  & Marian Project, Series A, 1.92%*,
  4/1/11, LOC National City Bank                        3,300           3,300
Montgomery County, Health Care
  Facilities Revenue, Kettering Affiliated
  Project, 1.95%*, 5/1/22, LOC Bank One N.A.            2,600           2,600
Montgomery County, IDR, Citywide
  Development Corp. Project, 2.00%*,
  12/1/13, LOC Bank One Dayton N.A. AMT                 1,670           1,670
Montgomery County, IDR, Town
  Centers Ltd. Partner Project, 2.40%*,
  11/15/16, LOC National City Bank                      1,845           1,845
Muskingham Watershed Conservancy
  District, 1.86%*, 5/1/23, LOC Fifth Third
  Bank                                                  1,095           1,095
North Baltimore Local School District,
  GO, BAN, 3.00%, 12/15/05                              2,485           2,498
North Olmstead, GO, BAN, 2.70%,
  5/4/05                                                3,500           3,506
Oregon City School District, GO, BAN,
  2.60%, 7/25/05                                        8,000           8,017
Oxford, Limited Obligations Revenue,
  UHI Acquisition, Inc. Project, 2.25%*,
  9/1/16, LOC Bank One N.A. AMT                         5,435           5,435
Parma, IDR, FDC Realty Project,
  2.04%*, 12/1/19, LOC Bank One N.A. AMT                2,220           2,220
Perrysburg, GO, BAN, 2.20%, 8/11/05                     1,955           1,959
Perrysburg, GO, BAN, 2.35%,
  11/10/05                                              8,072           8,098
Perrysburg, GO, BAN, 2.35%,
  11/10/05                                              5,100           5,116
Pickerington, GO, BAN, 2.75%,
  6/16/05                                               1,805           1,811
Portage County, Health Care Facilities
  Revenue, Coleman Professional Services,
  2.05%*, 12/1/22, LOC Bank One N.A.                    4,135           4,135
Portage County, IDR, NCSP Limited
  Partnership Project, 2.00%*, 8/1/29, LOC
  Huntington National Bank AMT                          2,660           2,660
Reading, IDR, General Tool Co.
  Project, 1.98%*, 3/1/08, LOC Bank of
  Montreal & Provident Bank AMT                         2,240           2,240
Richland County, IDR, Mansfield Motel
  Partnership, 2.00%*, 12/1/16, LOC
  Huntington National Bank AMT                          2,400           2,400
Rickenbacker Port Authority Revenue,
  1.95%*, 12/1/10, LOC Bank One N.A.                    1,600           1,600
Salem, Hospital Revenue, Community
  Hospital Project, 1.92%*, 11/1/11,
  LOC PNC Bank N.A.                                       800             800
Salem, Hospital Revenue, Community
  Hospital Project, 1.95%*, 11/1/30, LOC
  PNC Bank N.A.                                         1,800           1,800
Scioto County, Hospital Revenue, VHA
  Center, Inc., Capital Assets, Series G,
  1.80%*, 12/1/25, AMBAC, SPA                           3,200           3,200
  J.P.Morgan Chase
Seneca County, Hospital Facilities
  Revenue, St. Francis Home, Inc. Project,
  1.89%*, 12/15/13, LOC National City Bank              1,300           1,300
Sharonville, IDR, Edgecomb Metals Co.
  Project, 1.85%*, 11/1/09, LOC Wells
  Fargo Bank N.A.                                       2,500           2,500
Solon, IDR, JTM Products, Inc. Project,
  1.97%*, 6/1/21, LOC National City Bank AMT            3,155           3,155
Springdale, GO, BAN, 1.87%,                             1,500           1,500
  10/13/05
St. Clairsville, GO, BAN, 1.57%,                        2,272           2,273
  4/28/05

Stark County, IDR, Polymer Packaging
  Project, 2.07%*, 7/1/21, LOC National
  City Bank AMT                                           940             940
State Air Quality Development
  Authority Revenue, AK Steel, Series A,
  1.90%*, 6/1/24, LOC ABN AMRO Bank AMT                 9,000           9,000
State Air Quality Development
  Authority Revenue, Columbus Southern,
  Series C, 1.83%*, 12/1/38, LOC BNP
  Paribas                                               9,195           9,195
State Air Quality Development
  Authority Revenue, JMG Funding Ltd.
  Partnership, Series A, 1.84%*, 4/1/28,
  LOC Westdeutsche Landesbank AMT                       1,200           1,200
State Air Quality Development
  Authority Revenue, JMG Funding Ltd.
  Partnership, Series A, 1.84%*, 4/1/29,
  LOC Westdeutsche Landesbank AMT                      12,900          12,900
State Air Quality Development
  Authority Revenue, Pollution Control,
  PA Power Co., 1.85%*, 6/1/27, LOC
  Bank One N.A. AMT                                     3,050           3,050
State EDR, YMCA Greater Cincinnati
  Project, 1.85%*, 11/1/21, LOC Bank One N.A.           3,395           3,395
State Environmental Improvement
  Revenue, Newark Group Industries, Inc.
  Project, 1.86%*, 12/1/26, LOC JP Morgan
  Chase Bank AMT                                       13,205          13,205
State Higher Educational Facility
  Commission Revenue, Columbus College
  Art Project, Series B, 1.90%*, 9/1/23,
  LOC Huntington National Bank                          9,700           9,700
State Higher Educational Facility
  Commission Revenue, Malone College,
  1.92%*, 4/1/09, LOC National City Bank                6,000           6,000
State Higher Educational Facility
  Commission Revenue, Pooled Financing,
  1.90%*, 12/1/16, LOC Fifth Third Bank                 1,260           1,260
State Higher Educational Facility
  Commission Revenue, Wilmington
  College, 1.95%*, 10/1/11, LOC Fifth
  Third Bank                                            1,710           1,710
State Housing Finance Agency Revenue,
  Residential Mortgage, 1.87%*, 9/1/35,
  GNMA, SPA FHLB AMT                                    2,200           2,200
State Housing Finance Agency,
  Multifamily Revenue, Chambrel at
  Montrose, Series F, 1.85%*, 11/15/32, FNMA            9,676           9,676
State Solid Waste Revenue, BP
  Exploration & Oil Project, 1.99%*, 8/1/34,
  LOC BP/Amoco AMT                                        700             700
State University, General Receipts,
  1.85%*, 12/1/26, FSA, SPA Dexia Bank                  3,100           3,100
State Water Development Authority
  Revenue, PA Power Co. Project, 1.85%*,
  6/1/27, LOC Bank One N.A. AMT                         5,800           5,800
State Water Development Authority
  Revenue, Pollution Control Facilities,
  6.00%, 6/1/05, MBIA                                   1,000           1,014
State Water Development Authority
  Revenue, Pollution Control Facilities,
  Cleveland Electric Illuminating Co.,
  Series B, 1.85%*, 8/1/20, LOC Barclays
  Bank New York                                         6,840           6,840
State Water Development Authority
  Revenue, Pollution Control Facilities,
  Ohio Edison Co. Project, Series B,
  2.00%*, 9/1/18, LOC Wachovia Bank
  N.A. AMT                                                700             700
Strasburg Franklin Local School
  District, GO, BAN, 3.00%, 7/11/05                     3,800           3,817
Summit County Revenue, Neighborhood
  Development Corp., 1.97%*, 6/1/24, LOC
  National City Bank                                    1,000           1,000
Summit County, IDR, Atlas Steel
  Project, 1.97%*, 6/1/10, LOC National
  City Bank AMT                                         2,150           2,150
Summit County, IDR, Delco Corp.
  Project, 2.07%*, 6/1/16, LOC National
  City Bank AMT                                           625             625
Summit County, IDR, Fiocca, Inc.
  Project, 1.98%*, 6/1/16, LOC Fifth Third
  Bank AMT                                              1,670           1,670
Summit County, IDR, GO-JO
  Industries, Inc. Project, 1.95%*, 9/1/05,
  LOC Bank One N.A.                                       495             495

Summit County, IDR, Rogers Industrial
  Products Project, 2.55%*, 11/1/09, LOC
  Fifth Third Bank AMT                                    570             570
Summit County, IDR, Summit Plastic
  Co. Project, 2.02%*, 6/1/10, LOC
  National City Bank AMT                                1,345           1,345
Summit County, IDR, VM
  Development Project, 1.97%*, 7/1/18,
  LOC National City Bank AMTS                           2,335           2,335
Toledo-Lucas County, 1.91%*, 12/1/06,
  LOC Wachovia Bank N.A.                                2,800           2,800
Toledo-Lucas County Port Authority,
  EDR, St. Francis DeSales High School,
  1.86%*, 8/1/25, LOC Fifth Third Bank                  6,000           6,000
Troy City School District, GO, BAN,
  2.75%, 6/28/05                                        2,000           2,006
Trumbull County, IDR, 2.00%*,
  10/1/19, LOC Bank One Columbus N.A. AMT               2,645           2,645
Union County, Memorial Hospital
  Improvements, GO, Ltd. Tax Notes,
  2.00%, 4/14/05                                        2,255           2,259
University of Akron General Receipts,
  1.84%*, 1/1/29, FGIC, SPA Dexia Credit
  Local                                                14,900          14,900
Upper Arlington City School District,
  GO, 2.47%, 11/3/05                                    1,230           1,235
Upper Valley Joint Vocational School
  District, GO, BAN, 2.62%, 11/29/05                    2,050           2,055
Van Wert County, IDR, Kennedy
  Manufacturing Co., 2.00%*, 11/1/17, LOC
  Bank One N.A. AMT                                       900             900
Vinton County Local School District,
  GO, BAN, 3.00%, 7/7/05                                1,850           1,857
Warren County, EDR, Ralph J. Stolle
  Countryside, 1.86%*, 8/1/20, LOC Fifth
  Third Bank                                              900             900
Warren County, IDR, Lindsey Steel
  Processing, 1.98%*, 8/1/07, LOC U.S.
  Bank N.A. AMT                                         1,305           1,305
Warren County, IDR, Pac Manufacturing
  Project, 2.00%*, 12/1/25, LOC US Bank
  AMT                                                   1,470           1,470
Washington County, Hospital Revenue,
  Marietta Area Health, 1.86%*, 12/1/26,
  LOC Fifth Third Bank                                  4,475           4,475
Wayne County, Health Care Facilities
  Revenue, West View Manor Project,
  1.92%*, 9/1/21, LOC Fifth Third Bank                  4,170           4,170
Wayne County, IDR, 2.00%*, 6/1/08,
  LOC Bank One N.A. AMT                                   730             730
Westlake, IDR, Logan Westlake Project,
  1.98%*, 6/1/16, LOC Fifth Third Bank AMT              1,215           1,215
Williams County, IDR, Letts Industries,
  Inc. Project, 2.08%*, 11/1/08, LOC PNC
  Bank N.A. AMT                                         1,060           1,060
Wood County, IDR, Jerl Machine
  Project, 1.93%*, 9/1/16, LOC Fifth Third
  Bank AMT                                                875             875
Woodlawn, EDR, Goodwill Industrial
  Project, 1.88%*, 10/1/20, LOC U.S. Bank N.A.          5,455           5,455
Woodlawn, EDR, Goodwill Industrial
  Project, 1.88%*, 11/1/20, LOC U.S. Bank N.A.          3,000           3,000
Woodlawn, IDR, Southland Properties
  LLC Project, 1.95%*, 6/1/08, LOC The
  Provident Bank and Bank of Montreal AMT                 935             935
Youngstown City School District, GO,
  BAN, 2.00%, 3/9/05                                    4,000           4,002
Youngstown City School District,
  School Construction, Series 1, GO, BAN,
  2.00%, 3/9/05                                        12,000          12,009

                                                                      629,630

Total Municipal Bonds (Amortized Cost $629,630)                       629,630

Total Investments (Amortized Cost $629,630) (a)   -   99.9%           629,630

Other assets in excess of liabilities   -   0.1%                          841

NET ASSETS   -   100.0%                                              $630,471

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Value Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                 Shares
                                                   or
                                                Principal
                                                 Amount               Value

Commercial Paper  (2.4%)

HSBC Finance Corp., 2.50%, 2/1/05                 $5,521              $  5,521

Total Commercial Paper (Cost $5,521)                                     5,521


Common Stocks  (99.4%)

Banks  (8.6%)
Bank of New York Co., Inc.                       229,600                 6,821
J.P. Morgan Chase & Co.                          179,000                 6,682
Wachovia Corp.                                    34,000                 1,865
Wells Fargo Co.                                   70,000                 4,291

                                                                        19,659

Biotechnology  (1.1%)
Genzyme Corp. (b)                                 43,000                 2,503

Building Materials  (4.2%)
Masco Corp. (c)                                  263,000                 9,678

Computers & Peripherals  (6.7%)
Cisco Systems, Inc. (b)                          425,000                 7,667
EMC Corp. (b)                                    575,000                 7,533

                                                                        15,200

Electronic & Electrical -- General  (4.6%)
General Electric Co.                             293,000                10,586

Financial Services  (4.6%)
Citigroup, Inc.                                  154,000                 7,554
Goldman Sachs Group, Inc. (c)                     27,500                 2,966

                                                                        10,520

Forest Products -- Lumber & Paper  (3.8%)
Smurfit-Stone Container Corp. (b) (c)            145,000                 2,181
Weyerhaeuser Co. (c)                             105,000                 6,552

                                                                         8,733

Insurance  (3.9%)
American International Group, Inc. (j)           133,500                 8,850

Medical Supplies  (3.1%)
Boston Scientific Corp. (b)                      130,000                 4,298
Guidant Corp.                                     39,000                 2,827

                                                                         7,125

Oil & Gas Exploration,
  Production & Services  (12.2%)
GlobalSantaFe Corp. (c)                          205,000                 7,249
Noble Corp. (b) (c)                               50,000                 2,668
Transocean, Inc. (b) (c) (j)                     220,000                 9,679
Unocal Corp.                                     174,000                 8,277

                                                                        27,873

Oil -- Integrated Companies  (6.7%)
BP PLC, ADR                                      140,000                 8,347
Exxon Mobil Corp.                                134,000                 6,914

                                                                        15,261

Pharmaceuticals  (3.7%)
Pfizer, Inc.                                     140,000                 3,382
Wyeth                                            130,000                 5,152

                                                                         8,534

Railroads  (6.1%)
Burlington Northern/Santa Fe, Inc.               174,000                 8,384
Norfolk Southern Corp.                           159,000                 5,552

                                                                        13,936

Retail  (3.4%)
Dollar General Corp. (c)                         381,500                 7,710

Retail -- Apparel/Shoe  (2.3%)
Gap, Inc. (c)                                    234,000                 5,150

Retail -- Drug Stores  (3.3%)
CVS Corp. (j)                                    164,000                 7,601

Retail -- Specialty Stores  (5.1%)
Home Depot, Inc.                                 100,000                 4,126
Radioshack Corp.                                 224,000                 7,419

                                                                        11,545

Semiconductors  (1.6%)
Texas Instruments, Inc.                          155,000                 3,598

Software & Computer Services  (5.4%)
Automatic Data Processing, Inc.                   53,000                 2,304
Microsoft Corp.                                  378,000                 9,934

                                                                        12,238

Telecommunications  (2.6%)
Citizens Communications Co. (c)                  447,000                 6,030

Utilities -- Telecommunications  (6.4%)
BellSouth Corp.                                  170,500                 4,474
SBC Communications, Inc.                         100,000                 2,376
Verizon Communications, Inc.                     218,000                 7,759

                                                                        14,609

Total Common Stocks (Cost $185,340)                                    226,939


Short-Term Securities Held as Collateral for Securities Lending (22.9%)

Pool of various securities for
  Victory Funds (i)
  (Securities Lending)                            52,316                52,316

Total Short-Term Securities Held
  as Collateral for Securities Lending                                  52,316

Total Investments (Cost $243,177) (a)   --   124.7%                    284,776

Liabilities in excess of other assets   --   (24.7)%                  (56,368)

NET ASSETS   --   100.0%                                              $228,408

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Diversified Stock Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                  Shares
                                                    or
                                                 Principal
                                                  Amount               Value

Commercial Paper  (5.1%)

HSBC Finance Corp., 2.50%, 2/1/05                  $109,377           $109,377
Morgan Stanley Dean Witter, 2.52%,
  2/1/05                                             14,500             14,500

Total Commercial Paper (Cost $123,877)                                 123,877


Common Stocks  (96.1%)

Airlines  (0.7%)
JetBlue Airways Corp. (b) (c)                       862,000             17,059

Aluminum  (0.7%)
Alcoa, Inc.                                         609,982             18,001

Apparel/Footwear  (1.1%)
Nike, Inc., Class B (c)                             308,000             26,682

Banks (2.4%)
PNC Financial Services Group, Inc.                  643,000             34,638
Wachovia Corp.                                      435,000             23,860

                                                                        58,498

Biotechnology  (4.1%)
Amgen, Inc. (b) (c)                               1,619,700            100,810

Chemicals -- General  (1.4%)
E.I. Du Pont de Nemours                             738,600             35,128

Computers & Peripherals  (4.7%)
EMC Corp. (b)                                     2,931,900             38,408
International Business Machines Corp.               821,000             76,698

                                                                       115,106

Cosmetics & Toiletries  (1.8%)
Avon Products, Inc.                               1,048,000             44,247

Electronics  (3.4%)
General Electric Co.                              2,318,000             83,749

Entertainment  (2.9%)
Walt Disney Co. (c)                               2,463,000             70,516

Environmental Control  (0.3%)
Waste Management, Inc. (c)                          227,400              6,595

Financial Services  (4.0%)
MBNA Corp.                                        1,758,400             46,738
Morgan Stanley                                      905,000             50,644

                                                                        97,382

Food Processing & Packaging  (2.8%)
Archer Daniels Midland Co.                        1,559,000             37,728
General Mills, Inc.                                 573,000             30,363

                                                                        68,091

Health Care  (2.5%)
Medtronic, Inc.                                   1,173,400             61,592

Heavy Machinery  (0.6%)
Deere & Co.                                         215,000             14,927

Hospitals  (0.7%)
Tenet Healthcare Corp. (b) (c)                    1,753,000             17,407

Insurance  (4.8%)
American International Group, Inc.                1,128,609             74,815
Genworth Financial, Inc. (c)                        687,000             18,226
St. Paul Cos., Inc.                                 627,000             23,538

                                                                       116,579

Internet Service Provider  (0.8%)
Yahoo, Inc. (b) (c)                                 577,000             20,316

Manufacturing -- Miscellaneous  (3.3%)
3M Co.                                              947,000             79,889

Media  (2.1%)
Viacom, Inc., Class B                             1,373,000             51,268

Medical Supplies  (1.0%)
Baxter International, Inc.                          746,000             25,185

Motion Pictures & Services  (0.3%)
DreamWorks Animation SKG, Inc. (b) (c)              202,548              7,156

Oil & Gas Exploration,
  Production & Services  (8.2%)
Anadarko Petroleum Corp. (c)                        675,000             44,692
Canadian Natural Resources Ltd. (c)                 641,300             28,179
Transocean, Inc. (b) (c)                          1,556,059             68,467
Unocal Corp.                                      1,188,000             56,513

                                                                       197,851

Oil -- Integrated Companies  (1.5%)
BP PLC, ADR                                         616,000             36,726

Oilfield Services & Equipment  (3.6%)
Halliburton Co.                                   1,308,000             53,798
Schlumberger Ltd.                                   482,000             32,795

                                                                        86,593

Pharmaceuticals  (7.1%)
Bristol-Myers Squibb Co.                          2,580,200             60,480
Johnson & Johnson                                   604,600             39,118
Pfizer, Inc.                                      2,963,258             71,593

                                                                       171,191

Pipelines  (1.1%)
El Paso Corp. (c)                                 2,521,000             27,403

Radio & Television  (2.9%)
Comcast Corp., Class A Special Shares (b)         2,207,288             71,053

Real Estate Investment Trusts  (1.8%)
Equity Office Properties Trust                    1,565,225             43,795

Retail  (2.8%)
Wal-Mart Stores, Inc.                             1,281,000             67,124

Retail -- Department Stores  (1.2%)
May Department Stores Co. (c)                       848,000             28,747

Retail -- Specialty Stores  (1.5%)
Tiffany & Co. (c)                                 1,131,000             35,547

Savings & Loans  (0.8%)
Washington Mutual, Inc. (c)                         483,000             19,489

Semiconductors  (3.4%)
Texas Instruments, Inc.                           3,573,000             82,929

Software & Computer Services  (5.6%)
Automatic Data Processing, Inc.                     367,000             15,957
Microsoft Corp.                                   3,058,700             80,382
Oracle Corp. (b)                                  2,641,000             36,367

                                                                       132,706

Telecommunications -- Cellular  (1.6%)
Vodafone Group PLC, ADR (c)                       1,534,000             39,853

Telecommunications -- Equipment  (3.6%)
Avaya, Inc. (b)                                   1,607,000             23,060
LM Ericsson Telephone Co., ADR (b) (c)              963,000             28,245
Motorola, Inc.                                    2,335,000             36,753

                                                                        88,058

Utilities -- Telecommunications  (1.6%)
Sprint FON Group (c)                              1,586,000             37,794

Utilities -- Electric  (1.4%)
Dominion Resources, Inc. (c)                        481,500             33,406

Total Common Stocks (Cost $2,158,417)                                2,336,448


Short-Term Securities Held as Collateral for Securities Lending (19.1%)

Pool of various securities for
  Victory Funds (i)
  (Securities Lending)                              463,593            463,593

Total Short-Term Securities Held
  as Collateral for Securities Lending                                 463,593

Total Investments (Cost $2,745,887) (a)   --   120.3%                2,923,918

Liabilities in excess of other assets   --   (20.3)%                 (493,162)

NET ASSETS   --   100.0%                                            $2,430,756

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Stock Index Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                      Shares
                                                        or
                                                     Principal
                                                       Amount         Value

Commercial Paper  (8.2%)

HSBC Finance Corp., 2.50%, 2/1/05                      $7,853       $  7,853

Total Commercial Paper (Cost $7,853)                                   7,853


Common Stocks  (90.1%)

Advertising  (0.2%)
Interpublic Group of Cos., Inc. (b)                     3,322             43
Omnicom Group, Inc.                                     1,464            125

                                                                         168

Aerospace/Defense  (1.8%)
B.F. Goodrich Co.                                         935             32
Boeing Co.                                              6,595            334
General Dynamics Corp.                                  1,573            162
Honeywell International, Inc.                           6,756            243
Lockheed Martin Corp.                                   3,478            201
Northrop Grumman Corp.                                  2,893            150
Raytheon Co., Class B                                   3,551            133
Rockwell Collins, Inc.                                  1,387             60
United Technologies Corp.                               4,014            404

                                                                       1,719

Airlines  (0.1%)
Delta Air Lines, Inc. (b)                               1,097              6
Southwest Airlines Co.                                  6,123             89

                                                                          95

Aluminum  (0.2%)
Alcoa, Inc.                                             6,837            202

Apparel  (0.2%)
Coach, Inc. (b)                                         1,484             84
Jones Apparel Group, Inc.                                 961             32
Liz Claiborne, Inc.                                       853             36
VF Corp.                                                  873             46

                                                                         198

Apparel/Footwear  (0.2%)
Nike, Inc., Class B                                     2,062            179
Reebok International Ltd.                                 457             20

                                                                         199

Automotive  (0.5%)
AutoNation, Inc. (b)                                    2,078             40
Ford Motor Co.                                         14,370            190
General Motors Corp.                                    4,437            163
Navistar International Corp. (b)                          549             21
PACCAR, Inc.                                            1,365             96

                                                                         510

Automotive Parts  (0.2%)
Dana Corp.                                              1,177             19
Delphi Corp.                                            4,408             33
Eaton Corp.                                             1,303             88
Genuine Parts Co.                                       1,372             58
Visteon Corp.                                           1,018              8

                                                                         206

Banks  (6.9%)
AmSouth Bankcorp                                        2,789             70
Bank of America Corp.                                  31,724          1,471
Bank of New York Co., Inc.                              6,102            181
BB & T Corp.                                            4,339            171
Comerica, Inc.                                          1,340             78
Compass Bancshares, Inc.                                  963             45
Fifth Third Bancorp                                     4,644            216
First Horizon National Corp.                              968             41
Huntington Bancshares, Inc.                             1,816             42
J.P. Morgan Chase & Co.                                27,980          1,044
KeyCorp (e)                                             3,194            107
M&T Bank Corp.                                            912             93
Marshall & Ilsley Corp.                                 1,756             75
Mellon Financial Corp.                                  3,328             98
National City Corp.                                     5,322            189
North Fork Bancorporation, Inc.                         3,697            106
Northern Trust Corp.                                    1,722             75
PNC Financial Services Group, Inc.                      2,220            120
Regions Financial Corp.                                 3,651            117
State Street Corp.                                      2,619            117
SunTrust Banks, Inc.                                    2,912            210
Synovus Financial Corp.                                 2,432             66
U.S. Bancorp                                           14,665            441
Wachovia Corp.                                         12,596            691
Wells Fargo Co.                                        13,289            815
Zions Bancorporation                                      705             48

                                                                       6,727

Beverages  (2.1%)
Anheuser-Busch Cos., Inc.                               6,206            305
Brown-Forman Corp., Class B                               957             46
Coca Cola Enterprises, Inc.                             3,686             81
Coca-Cola Co.                                          19,003            788
Coors (Adolph) Co.                                        294             22
Pepsi Bottling Group, Inc.                              1,964             54
PepsiCo, Inc.                                          13,231            711

                                                                       2,007

Biotechnology  (1.2%)
Amgen, Inc. (b)                                         9,976            621
Biogen, Inc. (b)                                        2,620            170
Chiron Corp. (b)                                        1,467             48
Genzyme Corp. (b)                                       1,977            115
Gilead Sciences, Inc. (b)                               3,401            113
MedImmune, Inc. (b)                                     1,954             46

                                                                       1,113

Brokerage Services  (0.8%)
Charles Schwab Corp.                                   10,580            119
Lehman Brothers Holdings, Inc.                          2,116            193
Merrill Lynch & Co., Inc.                               7,316            439

                                                                         751

Building Materials  (0.4%)
American Standard Cos., Inc. (b)                        1,685             67
Centex Corp.                                              976             60
KB Home                                                   365             40
Masco Corp.                                             3,519            130
Vulcan Materials Co.                                      805             45

                                                                         342

Casino Services  (0.1%)
Harrah's Entertainment, Inc.                              881             56
International Game Technology (b)                       2,708             84

                                                                         140

Chemicals -- General  (1.5%)
Air Products & Chemicals, Inc.                          1,785            105
Ashland, Inc.                                             558             34
Dow Chemical Co.                                        7,407            368
E.I. Du Pont de Nemours                                 7,801            372
Eastman Chemical Co.                                      612             33
Englehard Corp.                                           962             29
Great Lakes Chemical Corp.                                402             11
Hercules, Inc. (b)                                        880             13
Monsanto Co. (b)                                        2,077            112
PPG Industries, Inc.                                    1,351             93
Praxair, Inc.                                           2,551            110
Rohm & Haas Co.                                         1,767             78
Sigma-Aldrich Corp.                                       543             34

                                                                       1,392

Commercial Services  (0.5%)
Cendant Corp.                                           8,270            194
Cintas Corp.                                            1,349             59
Convergys Corp. (b)                                     1,113             16
Ecolab, Inc.                                            2,024             68
Moody's Corp.                                           1,162             97
Paychex, Inc.                                           2,971             91

                                                                         525

Computers & Peripherals  (4.7%)
Apple Computer, Inc. (b)                                3,158            243
Cisco Systems, Inc. (b)                                51,717            932
Computer Sciences Corp. (b)                             1,487             77
Dell Computer Corp. (b)                                19,512            815
Electronic Data Systems Corp.                           4,036             86
EMC Corp. (b)                                          18,821            247
Gateway, Inc. (b)                                       2,935             14
Hewlett-Packard Co.                                    23,719            465
International Business Machines Corp.                  13,075          1,220
Lexmark International Group, Inc. (b)                   1,014             85
NCR Corp. (b)                                           1,466             50
Network Appliance, Inc. (b)                             2,819             90
Sun Microsystems, Inc. (b)                             26,414            115
Symbol Technologies, Inc.                               1,890             35
Unisys Corp. (b)                                        2,639             21

                                                                       4,495

Construction  (0.0%)
Fluor Corp.                                               658             35

Consumer Products  (1.6%)
Clorox Co.                                              1,194             71
Colgate-Palmolive Co.                                   4,165            219
Fortune Brands, Inc.                                    1,133             95
Newell Rubbermaid, Inc.                                 2,159             46
Procter & Gamble Co.                                   19,923          1,061

                                                                       1,492

Containers & Packaging  (0.1%)
Ball Corp.                                                885             38
Bemis, Inc.                                               840             24
Pactiv Corp. (b)                                        1,166             26
Sealed Air Corp. (b)                                      657             34

                                                                         122

Cosmetics & Toiletries  (0.9%)
Alberto Culver Co.                                        715             39
Avon Products, Inc.                                     3,715            157
Gillette Co.                                            7,798            395
International Flavor & Fragance, Inc.                     741             31
Kimberly-Clark Corp.                                    3,831            251

                                                                         873

Cruise Lines  (0.3%)
Carnival Corp. (b)                                      4,974            287

Distribution/Wholesale  (0.2%)
Costco Wholesale Corp.                                  3,684            174

E-Commerce & Services  (0.0%)
Monster Worldwide, Inc. (b)                               936             29

Electrical Equipment  (0.3%)
Emerson Electric Co.                                    3,297            222
W.W. Grainger, Inc.                                       708             43

                                                                         265

Electronics  (3.7%)
American Power Conversion Corp.                         1,503             32
Applied Biosystems Group                                1,540             31
General Electric Co.                                   83,034          3,000
JDS Uniphase Corp. (b)                                 11,342             24
Johnson Controls, Inc.                                  1,495             88
L-3 Communications Holdings, Inc.                         810             58
Millipore Corp. (b)                                       391             17
Molex, Inc.                                             1,481             43
Parker-Hannifin Corp.                                     939             61
PerkinElmer, Inc.                                       1,007             23
Power-One, Inc. (b)                                       659              5
Sanmina Corp. (b)                                       4,094             25
Solectron Corp. (b)                                     7,626             38
Tektronix, Inc.                                           708             20
Thermo Electron Corp. (b)                               1,257             38

                                                                       3,503

Entertainment  (0.5%)
Walt Disney Co.                                        16,049            459

Environmental Control  (0.2%)
Allied Waste Industries, Inc. (b)                       2,500             21
Waste Management, Inc.                                  4,494            130

                                                                         151

Financial & Insurance  (0.1%)
AMBAC Financial Group, Inc.                               854             66
MBIA, Inc.                                              1,106             66

                                                                         132

Financial Services  (5.8%)
American Express Co.                                    9,859            526
Bear Stearns Cos., Inc.                                   811             82
Capital One Financial Corp.                             1,907            149
CIT Group, Inc.                                         1,651             67
Citigroup, Inc.                                        40,761          1,999
Countrywide Credit Industries, Inc.                     4,559            169
E*TRADE Financial Corp. (b)                             2,922             40
Equifax, Inc.                                           1,062             30
Fannie Mae                                              7,602            491
Federal Home Loan Mortgage Corp.                        5,416            354
Federated Investors, Inc., Class B                        845             25
Franklin Resources, Inc.                                1,960            133
Goldman Sachs Group, Inc.                               3,803            410
H&R Block, Inc.                                         1,294             63
Janus Capital Group, Inc.                               1,857             28
MBNA Corp.                                             10,035            267
Morgan Stanley                                          8,597            481
Providian Financial Corp. (b)                           2,302             38
SLM Corp.                                               3,377            169
T.  Rowe Price Group, Inc.                              1,007             60

                                                                       5,581

Food Distributors, Supermarkets
  & Wholesalers  (0.5%)
Albertsons, Inc.                                        2,891             66
Kroger Co. (b)                                          5,806             99
Safeway, Inc. (b)                                       3,516             66
SUPERVALU, Inc.                                         1,055             33
Sysco Corp.                                             5,025            177

                                                                         441

Food Processing & Packaging  (1.2%)
Archer Daniels Midland Co.                              5,141            124
Campbell Soup Co.                                       3,232             95
ConAgra, Inc.                                           4,040            119
General Mills, Inc.                                     2,862            151
H.J. Heinz Co.                                          2,745            104
Hershey Foods Corp.                                     1,934            113
Kellogg Co.                                             3,243            145
McCormick & Co., Inc.                                   1,075             40
Sara Lee Corp.                                          6,164            145
Wm. Wrigley Jr. Co.                                     1,763            124

                                                                       1,160

Forest Products --
  Lumber & Paper  (0.4%)
Georgia Pacific Corp.                                   2,027             65
International Paper Co.                                 3,822            150
Louisiana Pacific Corp.                                   865             22
MeadWestvaco Corp.                                      1,592             46
Temple-Inland, Inc.                                       441             28
Weyerhaeuser Co.                                        1,885            118

                                                                         429

Health Care  (1.2%)
HCA, Inc.                                               3,309            147
Health Management Associates, Inc., Class A             1,912             42
Humana, Inc. (b)                                        1,253             43
Manor Care, Inc.                                          680             23
McKesson HBOC, Inc.                                     2,309             80
Medtronic, Inc.                                         9,494            499
Wellpoint, Inc. (b)                                     2,318            282

                                                                       1,116

Heavy Machinery  (0.5%)
Caterpillar, Inc.                                       2,681            239
Deere & Co.                                             1,949            135
Ingersoll-Rand Co.                                      1,354            101

                                                                         475

Homebuilders  (0.1%)
Pulte Homes, Inc.                                       1,002             66

Hospitals  (0.0%)
Tenet Healthcare Corp. (b)                              3,666             36

Hotels & Motels  (0.3%)
Hilton Hotels Corp.                                     3,033             67
Marriott International, Inc., Class A                   1,757            112
Starwood Hotels & Resorts Worldwide, Inc.               1,629             94

                                                                         273

Household Goods -- Appliances,
  Furnishings & Electronics  (0.1%)
Leggett & Platt, Inc.                                   1,500             42
Maytag Corp.                                              622             10
Whirlpool Corp.                                           522             36

                                                                          88

Instruments -- Scientific  (0.1%)
Fisher Scientific International, Inc. (b)                 922             58
Waters Corp. (b)                                          949             47

                                                                         105

Insurance  (4.2%)
ACE Ltd.                                                2,233             97
Aetna, Inc.                                             1,160            147
Aflac, Inc.                                             3,974            157
Allstate Corp.                                          5,390            272
American International Group, Inc.                     20,457          1,356
AON Corp.                                               2,486             57
Chubb Corp.                                             1,505            112
CIGNA Corp.                                             1,055             85
Cincinnati Financial Corp.                              1,320             58
Hartford Financial Services Group, Inc.                 2,307            155
Jefferson-Pilot Corp.                                   1,073             54
Lincoln National Corp.                                  1,372             63
Loews Corp.                                             1,457             99
Marsh & McLennan Cos., Inc.                             4,139            135
MetLife, Inc.                                           5,846            232
MGIC Investment Corp.                                     760             49
Principal Financial Group                               2,411             98
Progressive Corp.                                       1,573            132
Prudential Financial, Inc.                              4,030            217
Safeco Corp.                                              997             46
St. Paul Cos., Inc.                                     5,259            197
Torchmark Corp.                                           849             46
UnumProvident Corp.                                     2,329             40
XL Capital Ltd.                                         1,089             81

                                                                       3,985

Internet Business Services  (0.6%)
eBay, Inc. (b)                                          5,207            425
Symantec Corp. (b)                                      4,982            116

                                                                         541

Internet Service Provider  (0.4%)
Yahoo, Inc. (b)                                        10,799            380

Leisure & Recreation Products  (0.0%)
Brunswick Corp.                                           756             35

Machine -- Diversified  (0.2%)
Cummins Engine, Inc.                                      358             28
Dover Corp.                                             1,597             61
Rockwell International Corp.                            1,447             82

                                                                         171

Manufacturing -- Capital Goods  (0.3%)
Cooper Industries Ltd.                                    722             50
Illinois Tool Works, Inc.                               2,323            202

                                                                         252

Manufacturing -- Miscellaneous  (1.6%)
3M Co.                                                  6,115            516
Corning, Inc. (b)                                      11,014            120
Danaher Corp.                                           2,425            133
ITT Industries, Inc.                                      725             62
Pall Corp.                                                975             26
Textron, Inc.                                           1,080             78
Tyco International Ltd.                                15,799            571

                                                                       1,506

Media  (1.6%)
News Corp., Class A                                    20,521            349
Time Warner, Inc. (b)                                  35,974            648
Univision Communications, Inc. (b)                      2,539             69
Viacom, Inc., Class B                                  13,392            500

                                                                       1,566

Medical Services  (0.9%)
Caremark Rx, Inc. (b)                                   3,570            140
Express Scripts, Inc. (b)                                 597             44
Laboratory  Corp. of America Holdings (b)               1,087             52
Medco Health Solutions, Inc. (b)                        2,140             91
Quest Diagnostics, Inc.                                   796             76
UnitedHealth Group, Inc.                                5,134            456

                                                                         859

Medical Supplies  (1.3%)
Bausch & Lomb, Inc.                                       420             31
Baxter International, Inc.                              4,842            163
Becton Dickinson & Co.                                  1,990            113
Biomet, Inc.                                            1,988             84
Boston Scientific Corp. (b)                             6,633            220
C.R. Bard, Inc.                                           823             56
Guidant Corp.                                           2,503            181
St. Jude Medical, Inc. (b)                              2,808            110
Stryker Corp.                                           3,158            155
Zimmer Holdings, Inc. (b)                               1,927            152

                                                                       1,265

Medical -- Information Systems  (0.0%)
IMS Health, Inc.                                        1,822             43

Mining  (0.2%)
Newmont Mining Corp.                                    3,487            145

Motorcycles  (0.1%)
Harley-Davidson, Inc.                                   2,308            139

Newspapers  (0.4%)
Gannett Co., Inc.                                       2,005            161
Knight-Ridder, Inc.                                       606             39
New York Times Co., Class A                             1,139             44
Tribune Co.                                             2,496            100

                                                                         344

Office Equipment & Supplies  (0.5%)
Avery Dennison Corp.                                      868             52
Office Depot, Inc. (b)                                  2,455             42
OfficeMax, Inc.                                           738             22
Pitney Bowes, Inc.                                      1,811             81
Staples, Inc.                                           3,911            128
Xerox Corp. (b)                                         7,490            119

                                                                         444

Oil & Gas Exploration,
  Production & Services  (1.2%)
Anadarko Petroleum Corp.                                1,943            129
Apache Corp.                                            2,565            140
Burlington Resource, Inc.                               3,075            134
Devon Energy Corp.                                      3,818            155
EOG Resources, Inc.                                       932             69
Kerr-McGee Corp.                                        1,192             74
Nabors Industries Ltd. (b)                              1,175             59
Noble Corp. (b)                                         1,063             57
Rowan Cos., Inc. (b)                                      843             24
Transocean, Inc. (b)                                    2,526            111
Unocal Corp.                                            2,067             98
XTO Energy, Inc.                                        2,205             79

                                                                       1,129

Oil Marketing & Refining  (0.2%)
Sunoco, Inc.                                              575             50
Valero Energy Corp.                                     2,016            105

                                                                         155

Oil -- Integrated Companies  (4.6%)
Amerada Hess Corp.                                        721             62
ChevronTexaco Corp.                                    16,640            905
ConocoPhillips                                          5,422            503
Exxon Mobil Corp.                                      50,669          2,616
Marathon Oil Corp.                                      2,722            105
Occidental Petroleum Corp.                              3,100            181

                                                                       4,372

Oilfield Services & Equipment  (0.7%)
Baker Hughes, Inc.                                      2,635            114
BJ Services Co.                                         1,269             61
Halliburton Co.                                         3,937            162
Schlumberger Ltd.                                       4,625            315

                                                                         652

Paint, Varnishes, Enamels  (0.1%)
Sherwin-Williams Co.                                    1,111             48

Pharmaceuticals  (6.2%)
Abbott Laboratories                                    12,232            551
Allergan, Inc.                                          1,032             78
AmerisourceBergen Corp.                                   826             48
Bristol-Myers Squibb Co.                               15,281            358
Cardinal Health, Inc.                                   3,394            191
Eli Lilly & Co.                                         8,889            482
Forest Laboratories, Inc. (b)                           2,894            120
Hospira, Inc. (b)                                       1,227             35
Johnson & Johnson                                      23,310          1,509
King Pharmaceuticals, Inc. (b)                          1,898             20
Merck & Co., Inc.                                      17,418            489
Mylan Laboratories, Inc.                                2,114             35
Pfizer, Inc.                                           59,149          1,430
Schering-Plough Corp.                                  11,568            215
Watson Pharmaceuticals, Inc. (b)                          861             26
Wyeth                                                  10,479            415

                                                                       6,002

Photography  (0.1%)
Eastman Kodak Co.                                       2,252             75

Pipelines  (0.2%)
El Paso Corp.                                           5,052             55
Kinder Morgan, Inc.                                       974             73
Williams Cos., Inc.                                     4,371             73

                                                                         201

Primary Metal & Mineral
  Production  (0.1%)
Freeport-McMoRan Copper & Gold, Inc., Class B           1,403             52
Phelps Dodge Corp.                                        750             72

                                                                         124

Publishing  (0.2%)
Dow Jones & Co., Inc.                                     644             25
McGraw-Hill Cos., Inc.                                  1,492            134
Meredith Corp.                                            393             19
R.R. Donnelley & Sons Co.                               1,725             58

                                                                         236

Radio & Television  (0.7%)
Clear Channel Communications, Inc.                      4,505            146
Comcast Corp., Class A Special Shares (b)              17,435            561

                                                                         707

Railroads  (0.5%)
Burlington Northern/Santa Fe, Inc.                      2,953            142
CSX Corp.                                               1,688             67
Norfolk Southern Corp.                                  3,111            109
Union Pacific Corp.                                     2,039            122

                                                                         440

Real Estate Investment Trusts  (0.5%)
Apartment Investment & Management
  Co., Class A                                            745             27
Archstone-Smith Trust                                   1,537             53
Equity Office Properties Trust                          3,167             89
Equity Residential Properties Trust                     2,221             70
Plum Creek Timber Co., Inc.                             1,443             52
ProLogis                                                1,445             55
Simon Property Group, Inc.                              1,737            102

                                                                         448

Restaurants  (0.7%)
Darden Restaurants, Inc.                                1,235             37
McDonald's Corp.                                        9,875            319
Starbucks Corp. (b)                                     3,142            170
Wendy's International, Inc.                               896             35
Yum! Brands, Inc.                                       2,302            107

                                                                         668

Retail  (2.4%)
Best Buy Co., Inc.                                      2,548            137
Dollar General Corp.                                    2,574             52
Target Corp.                                            7,034            357
Wal-Mart Stores, Inc.                                  33,261          1,743

                                                                       2,289

Retail -- Apparel/Shoe  (0.2%)
Gap, Inc.                                               6,886            151
Limited, Inc.                                           3,192             76

                                                                         227

Retail -- Discount  (0.1%)
Big Lots, Inc. (b)                                        887             10
Family Dollar Stores, Inc.                              1,317             44

                                                                          54

Retail -- Department Stores  (0.5%)
Dillard's, Inc., Class A                                  646             17
Federated Department Stores, Inc.                       1,329             75
J.C. Penney Co., Inc.                                   2,243             96
Kohl's Corp. (b)                                        2,695            126
May Department Stores Co.                               2,294             78
Nordstrom, Inc.                                         1,101             53
Sears, Roebuck & Co.                                    1,625             82

                                                                         527

Retail -- Drug Stores  (0.5%)
CVS Corp.                                               3,143            146
Walgreen Co.                                            8,027            342

                                                                         488

Retail -- Specialty Stores  (1.5%)
AutoZone, Inc. (b)                                        627             56
Bed Bath & Beyond, Inc. (b)                             2,364             95
Circuit City Stores, Inc.                               1,535             22
Home Depot, Inc.                                       17,248            712
Lowe's Cos., Inc.                                       6,070            346
Radioshack Corp.                                        1,245             41
Tiffany & Co.                                           1,143             36
TJX Cos., Inc.                                          3,785             95
Toys "R" Us, Inc. (b)                                   1,690             36

                                                                       1,439

Rubber & Rubber Products  (0.0%)
Cooper Tire & Rubber Co.                                  588             13
Goodyear Tire & Rubber Co. (b)                          1,378             21

                                                                          34

Savings & Loans  (0.5%)
Golden West Financial Corp.                             2,405            155
Sovereign Bancorp, Inc.                                 2,947             67
Washington Mutual, Inc.                                 6,857            277

                                                                         499

Schools & Educational Services  (0.1%)
Apollo Group, Inc. (b)                                  1,455            114

Semiconductors  (2.7%)
Advanced Micro Devices, Inc. (b)                        3,032             48
Altera Corp. (b)                                        2,924             56
Analog Devices, Inc.                                    2,952            106
Applied Materials, Inc. (b)                            13,338            212
Applied Micro Circuits Corp. (b)                        2,420              8
Broadcom Corp. (b)                                      2,585             82
Freescale Semiconductor, Inc., Class B (b)              3,062             53
Intel Corp.                                            49,661          1,116
KLA-Tencor Corp. (b)                                    1,535             71
Linear Technology Corp.                                 2,412             91
LSI Logic Corp. (b)                                     3,023             18
Maxim Integrated Products, Inc.                         2,555            100
Micron Technology, Inc. (b)                             4,810             50
National Semiconductor Corp.                            2,813             48
Novellus Systems, Inc. (b)                              1,099             29
NVIDIA Corp. (b)                                        1,306             30
PMC-Sierra, Inc. (b)                                    1,400             14
QLogic Corp. (b)                                          727             28
Teradyne, Inc. (b)                                      1,526             21
Texas Instruments, Inc.                                13,572            315
Xilinx, Inc.                                            2,736             80

                                                                       2,576

Software & Computer Services  (4.4%)
Adobe Systems, Inc. (b)                                 1,874            107
Affiliated Computer Services,
  Inc., Class  A (b)                                    1,010             55
Autodesk, Inc.                                          1,804             53
Automatic Data Processing, Inc.                         4,576            199
BMC Software, Inc. (b)                                  1,744             29
Citrix Systems, Inc. (b)                                1,331             29
Computer Associates International, Inc.                 4,600            125
Compuware Corp. (b)                                     3,041             21
Electronic Arts, Inc. (b)                               2,399            154
First Data Corp.                                        6,518            266
Fiserv, Inc. (b)                                        1,537             59
Intuit, Inc. (b)                                        1,472             57
Mercury Interactive Corp. (b)                             663             29
Microsoft Corp.                                        85,386          2,243
Novell, Inc. (b)                                        2,953             17
Oracle Corp. (b)                                       40,280            555
Parametric Technology Corp. (b)                         2,114             12
Siebel Systems, Inc. (b)                                3,992             35
SunGard Data Systems, Inc. (b)                          2,269             61
VERITAS Software Corp. (b)                              3,316             85

                                                                       4,191

Staffing  (0.0%)
Robert Half International, Inc.                         1,362             41

Steel  (0.1%)
Allegheny Technologies, Inc.                              750             18
Nucor Corp.                                             1,250             71
United States Steel Corp.                                 894             46

                                                                         135

Telecommunications  (0.2%)
AT&T Corp.                                              6,251            119
Citizens Communications Co.                             2,635             36
Qwest Communications International, Inc. (b)           14,263             60

                                                                         215

Telecommunications -- Equipment  (1.2%)
ADC Telecommunications, Inc. (b)                        6,353             16
Agilent Technologies, Inc. (b)                          3,814             84
Andrew Corp. (b)                                        1,264             17
Avaya, Inc. (b)                                         3,596             52
Comverse Technology, Inc. (b)                           1,553             35
Jabil Circuit, Inc. (b)                                 1,583             37
Lucent Technologies, Inc. (b)                          34,721            113
Motorola, Inc.                                         19,121            301
QUALCOMM, Inc.                                         12,874            480
Scientific-Atlanta, Inc.                                1,204             36
Tellabs, Inc. (b)                                       3,629             26

                                                                       1,197

Telecommunications --
  Services & Equipment  (0.0%)
CIENA Corp. (b)                                         4,491             11

Tobacco & Tobacco Products  (1.2%)
Altria Group, Inc.                                     16,122          1,029
Reynolds American, Inc.                                 1,160             93
UST, Inc.                                               1,298             66

                                                                       1,188

Tools & Hardware Manufacturing  (0.1%)
Black & Decker Corp.                                      634             52
Snap-on, Inc.                                             453             15
Stanley Works                                             646             31

                                                                          98

Toys  (0.1%)
Hasbro, Inc.                                            1,391             27
Mattel, Inc.                                            3,260             64

                                                                          91

Transportation Services  (0.9%)
FedEx Corp.                                             2,361            226
United Parcel Service, Inc.                             8,804            657

                                                                         883

Travel Services  (0.0%)
Sabre Holdings Corp.                                    1,064             22

Trucking & Leasing  (0.0%)
Ryder Systems, Inc.                                       506             23

Utilities -- Electric  (2.6%)
AES Corp. (b)                                           5,097             72
Allegheny Energy, Inc. (b)                              1,078             21
Ameren Corp.                                            1,531             77
American Electric Power Co.                             3,109            110
Calpine Corp. (b)                                       4,197             14
CenterPoint Energy, Inc.                                2,418             27
Cinergy Corp.                                           1,424             57

CMS Energy Corp. (b)                                    1,530             16
Consolidated Edison Co. of New York, Inc.               1,901             83
Constellation Energy Group, Inc.                        1,381             69
Dominion Resources, Inc.                                2,604            181
DTE Energy Co.                                          1,366             60
Duke Energy Corp.                                       7,514            201
Dynergy, Inc. (b)                                       2,986             13
Edison International                                    2,559             83
Entergy Corp.                                           1,757            122
Exelon Corp.                                            5,204            229
FirstEnergy Corp.                                       2,591            103
FPL Group, Inc.                                         1,458            112
NiSource, Inc.                                          2,125             49
PG&E Corp. (b)                                          3,166            111
Pinnacle West Capital Corp.                               720             30
PPL Corp.                                               1,485             80
Progress Energy, Inc.                                   1,941             86
Public Service Enterprise Group                         1,868             99
Southern Co.                                            5,810            196
TECO Energy, Inc.                                       1,569             25
TXU Corp.                                               1,887            131
Xcel Energy, Inc.                                       3,145             57

                                                                       2,514

Utilities -- Natural Gas  (0.2%)
KeySpan Corp.                                           1,262             50
NICOR, Inc.                                               347             13
Peoples Energy Corp.                                      296             13
Sempra Energy                                           1,834             68

                                                                         144

Utilities -- Telecommunications  (2.3%)
Alltel Corp.                                            2,386            131
BellSouth Corp.                                        14,387            378
CenturyTel, Inc.                                        1,057             34
SBC Communications, Inc.                               26,040            619
Sprint FON Group                                       11,553            275
Verizon Communications, Inc.                           21,748            774

                                                                       2,211

Wireless Communications  (0.3%)
Nextel Communications, Inc., Class A (b)                8,728            250

Total Common Stocks (Cost $36,286)                                    86,474


U.S. Treasury Obligations  (1.6%)

U.S. Treasury Bills  (1.6%)
2.15%, 3/17/05 (d)                                      1,500          1,496

Total U.S. Treasury Obligations (Cost $1,496)                          1,496

Total Investments (Cost $45,635) (a)   --   99.9%                     95,823

Other assets in excess of liabilities   --   0.1%                         50

NET ASSETS   --   100.0%                                             $95,873

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Established Value Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                 Shares
                                                   or
                                                Principal
                                                  Amount                Value

Commercial Paper  (3.7%)

HSBC Finance Corp., 2.50%, 2/1/05                $ 11,334             $ 11,334

Total Commercial Paper (Cost $11,334)                                   11,334


Common Stocks  (95.6%)

Aerospace/Defense  (0.7%)
General Dynamics Corp.                             21,000                2,168

Agricultural Operations  (1.9%)
Archer Daniels Midland Co.                        235,500                5,699

Apparel  (1.0%)
Jones Apparel Group, Inc.                          89,500                3,010

Automotive Parts  (2.4%)
BorgWarner, Inc.                                   85,500                4,590
Eaton Corp.                                        40,400                2,747

                                                                         7,337

Banks  (4.6%)
Cullen/Frost Bankers, Inc.                        103,400                4,855
First Horizon National Corp.                       75,000                3,193
Hibernia Corp., Class A                           149,500                3,935
Mercantile Bankshares Corp.                        36,600                1,853

                                                                        13,836

Brokerage Services  (0.7%)
Lehman Brothers Holdings, Inc.                     23,000                2,097

Building Materials  (1.7%)
Lafarge North America, Inc.                        95,500                5,180

Chemicals -- General  (4.4%)
Air Products & Chemicals, Inc.                     58,000                3,417
Englehard Corp.                                    99,500                2,990
PPG Industries, Inc.                               67,000                4,608
Rohm & Haas Co.                                    55,000                2,433

                                                                        13,448

Coal  (0.1%)
Peabody Energy Corp.                                5,000                  424

Commercial Services  (1.8%)
ARAMARK Corp., Class B                             89,500                2,326
ServiceMaster Co.                                 247,500                3,190

                                                                         5,516

Computers & Peripherals  (2.5%)
Computer Sciences Corp. (b)                        70,000                3,607
Lexmark International Group, Inc. (b)              27,000                2,250
NCR Corp. (b)                                      50,000                1,709

                                                                         7,566

Containers & Packaging  (2.0%)
Owens-Illinois, Inc. (b)                          122,500                2,783
Pactiv Corp. (b)                                  150,300                3,338

                                                                         6,121

Electronics  (3.1%)
Johnson Controls, Inc.                             81,200                4,804
Thermo Electron Corp. (b)                         148,500                4,446

                                                                         9,250

Financial & Insurance  (1.5%)
AMBAC Financial Group, Inc.                        31,000                2,383
PMI Group, Inc.                                    57,000                2,267

                                                                         4,650

Food Distributors, Supermarkets
  & Wholesalers  (1.1%)
SUPERVALU, Inc.                                   102,500                3,240

Food Processing & Packaging  (1.9%)
H.J. Heinz Co.                                     77,000                2,911
Tyson Foods, Inc., Class A                        159,500                2,739
                                                                         5,650

Forest Products --
  Lumber & Paper  (0.5%)
Weyerhaeuser Co.                                   24,000                1,498

Health Care  (2.0%)
Manor Care, Inc.                                  121,500                4,198
Wellpoint, Inc. (b)                                14,000                1,701

                                                                         5,899

Heavy Machinery  (0.9%)
Deere & Co.                                        41,000                2,847

Homebuilders  (0.4%)
Pulte Homes, Inc.                                  18,800                1,242

Insurance  (5.7%)
Hartford Financial Services Group, Inc.            58,000                3,904
Mercury General Corp.                              58,000                3,300
Old Republic International Corp.                  150,000                3,481
Transatlantic Holdings, Inc.                       52,500                3,189
XL Capital Ltd.                                    40,000                2,991

                                                                        16,865

Manufacturing -- Miscellaneous  (2.7%)
ITT Industries, Inc.                               42,000                3,582
Textron, Inc.                                      64,300                4,628

                                                                         8,210

Media  (1.0%)
Hearst-Argyle Television, Inc.                    119,500                3,109

Medical Equipment & Supplies  (1.0%)
Dentsply International, Inc.                       54,000                3,028

Medical Supplies  (4.9%)
Bausch & Lomb, Inc.                                60,300                4,395
Becton Dickinson & Co.                             59,100                3,348
C.R. Bard, Inc.                                    57,000                3,865
Dade Behring Holdings, Inc. (b)                    54,000                3,086

                                                                        14,694

Office Equipment & Supplies  (2.0%)
Office Depot, Inc. (b)                            165,500                2,861
Xerox Corp. (b)                                   200,500                3,184

                                                                         6,045

Oil & Gas Exploration,
  Production & Services  (3.2%)
Burlington Resource, Inc.                          73,000                3,191
Devon Energy Corp.                                108,618                4,417
Newfield Exploration Co. (b)                       34,700                2,124

                                                                         9,732

Oil Marketing & Refining  (1.4%)
Valero Energy Corp.                                82,500                4,292

Oil -- Integrated Companies  (1.5%)
Occidental Petroleum Corp.                         78,277                4,570

Oilfield Services & Equipment  (0.9%)
Cal Dive International, Inc. (b)                   64,000                2,797

Paint, Varnishes, Enamels  (1.0%)
Sherwin-Williams Co.                               70,500                3,046

Pharmaceuticals  (0.6%)
Cephalon, Inc. (b)                                 34,000                1,673

Photography  (0.4%)
Eastman Kodak Co.                                  35,000                1,158

Pipelines  (1.3%)
National Fuel Gas Co.                             134,500                3,793

Primary Metal &
  Mineral Production  (1.0%)
Phelps Dodge Corp.                                 32,000                3,082

Publishing  (0.5%)
McGraw-Hill Cos., Inc.                             16,000                1,448

Railroads  (1.5%)
Burlington Northern/Santa Fe, Inc.                 96,000                4,625

Real Estate Investment Trusts  (2.9%)
AMB Property Corp.                                 58,000                2,159
CBL & Associates Properties, Inc.                  32,000                2,201
Duke Realty Corp.                                  73,100                2,274
Equity Residential Properties Trust                66,300                2,091

                                                                         8,725

Restaurants  (2.5%)
Wendy's International, Inc.                        93,500                3,667
Yum! Brands, Inc.                                  86,500                4,009

                                                                         7,676

Retail -- Apparel/Shoe  (0.8%)
Abercrombie & Fitch Co.                            47,800                2,396

Retail -- Specialty Stores  (1.7%)
Barnes & Noble, Inc. (b)                          101,500                3,319
Toys "R" Us, Inc. (b)                              87,500                1,877

                                                                         5,196

Semiconductors  (1.2%)
Fairchild Semiconductor
  International, Inc. (b)                         177,000                2,526
International Rectifier Corp. (b)                  27,000                1,057

                                                                         3,583

Software & Computer Services  (7.0%)
BMC Software, Inc. (b)                            200,500                3,374
CheckFree Corp. (b)                                64,000                2,496
Fiserv, Inc. (b)                                   76,000                2,907
Intuit, Inc. (b)                                   44,400                1,732
McAfee, Inc. (b)                                   62,000                1,603
Storage Technology Corp. (b)                      118,600                3,735
Sybase, Inc. (b)                                  175,500                3,417
Synopsys, Inc. (b)                                 94,500                1,607

                                                                        20,871

Steel  (1.0%)
Nucor Corp.                                        52,000                2,920

Telecommunications-Equipment  (1.8%)
Harris Corp.                                       69,500                4,501
Jabil Circuit, Inc. (b)                            45,000                1,061

                                                                         5,562

Telecommunications -- Services
  & Equipment  (0.9%)
Amdocs Ltd. (b)                                    94,500                2,811

Tools & Hardware Manufacturing  (0.7%)
Black & Decker Corp.                               27,000                2,225

Transportation Services  (1.8%)
CNF, Inc.                                          85,500                4,011
Teekay Shipping Corp.                              33,000                1,464

                                                                         5,475

Utilities -- Electric  (4.4%)
Constellation Energy Group, Inc.                   61,000                3,050
Energy East Corp.                                 149,600                3,920
Exelon Corp.                                       88,700                3,925
OGE Energy Corp.                                   96,500                2,523

                                                                        13,418

Utilities -- Natural Gas  (1.4%)
Sempra Energy                                     112,500                4,187

Utilities -- Telecommunications  (1.7%)
Alltel Corp.                                       61,000                3,357
CenturyTel, Inc.                                   55,000                1,793

                                                                         5,150

Total Common Stocks (Cost $197,505)                                    289,040

Total Investments (Cost $208,839) (a)   --   99.3%                     300,374

Other assets in excess of liabilities   --   0.7%                        2,137

NET ASSETS   --   100.0%                                              $302,511

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Special Value Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                    Shares
                                                      or
                                                   Principal
                                                     Amount           Value

Commercial Paper  (3.5%)

HSBC Finance Corp., 2.50%, 2/1/05                   $ 4,764          $  4,764

Total Commercial Paper (Cost $4,764)                                    4,764


Common Stocks  (92.1%)

Automotive Parts  (1.6%)
BorgWarner, Inc. (c)                                 30,885             1,658
Lear Corp.                                            9,733               526

                                                                        2,184

Banks  (1.7%)
Colonial BancGroup, Inc. (c)                         20,251               409
Hibernia Corp., Class A                              71,895             1,892

                                                                        2,301

Beverages  (3.4%)
Brown-Forman Corp., Class B                          27,249             1,314
Constellation Brands, Inc., Class A (b)              63,388             3,291

                                                                        4,605

Casinos & Gaming  (4.0%)
Ameristar Casinos, Inc.                              35,406             1,548
Isle of Capri Casinos, Inc. (b) (c)                  43,720             1,111
Scientific Games Corp., Class A (b)                  37,009               952
Station Casinos, Inc.                                29,304             1,803

                                                                        5,414

Chemicals  (1.2%)
Minerals Technologies, Inc.                          22,145             1,383
Scotts Co., Class A (b)                               3,927               267

                                                                        1,650

Coal  (1.9%)
Foundation Coal Holdings, Inc. (b) (c)               75,224             1,651
Peabody Energy Corp. (c)                             11,095               940

                                                                        2,591

Commercial Services  (1.6%)
ServiceMaster Co. (c)                                45,289               584
Steiner Leisure Ltd. (b)                             25,142               780
Valassis Communications, Inc. (b) (c)                22,779               773

                                                                        2,137

Computers & Peripherals  (0.8%)
Computer Sciences Corp. (b) (c)                      21,978             1,132

Cruise Lines  (1.6%)
Royal Caribbean Cruises Ltd.                         41,000             2,173

Financial & Insurance  (3.6%)
AMBAC Financial Group, Inc.                          36,353             2,795
PMI Group, Inc.                                      54,795             2,179

                                                                        4,974

Food Processing & Packaging  (2.0%)
Archer Daniels Midland Co.                           31,599               765
Gold Kist, Inc. (b)                                 107,022             1,495
Tyson Foods, Inc., Class A                           31,361               538

                                                                        2,798

Forest Products -- Lumber & Paper  (2.6%)
Louisiana Pacific Corp. (c)                         115,650             2,961
Rayonier, Inc. (c)                                   12,163               541

                                                                        3,502

Health Care  (1.0%)
PacifiCare Health Systems, Inc. (b) (c)              21,405             1,317

Heavy Machinery  (0.8%)
Joy Global, Inc. (c)                                 12,437               347
NACCO Industries, Inc., Class A                       6,857               686

                                                                        1,033

Homebuilders  (3.2%)
Hovnanian Enterprises, Inc., Class A (b)             47,259             2,469
Lennar Corp., Class A (c)                            34,340             1,939

                                                                        4,408

Instruments -- Scientific  (1.3%)
TriPath Imaging, Inc. (b)                           203,325             1,759

Insurance  (8.5%)
AmerUs Group Co. (c)                                120,723             5,380
First American Corp. (c)                             34,612             1,280
LandAmerica Financial Group, Inc.                    20,163             1,037
Protective Life Corp.                                27,420             1,129
StanCorp Financial Group, Inc.                       23,680             2,013
Stewart Information Services Corp.                   21,759               877

                                                                       11,716

Leisure & Recreation Products  (1.3%)
Brunswick Corp.                                      39,713             1,832

Machine -- Diversified  (0.2%)
Kennametal, Inc. (c)                                  5,126               251

Manufacturing-Miscellaneous  (3.1%)
Harsco Corp.                                         23,646             1,291
Pentair, Inc. (c)                                    57,591             2,552
Trinity Industries, Inc. (c)                         15,165               459

                                                                        4,302

Medical Equipment & Supplies  (2.6%)
Dentsply International, Inc. (c)                     39,726             2,228
Henry Schein, Inc. (b) (c)                           18,768             1,277

                                                                        3,505

Medical -- Hospital
  Management & Services  (0.6%)
Triad Hospitals, Inc. (b)                            20,237               823

Mining  (1.2%)
Kinross Gold Corp. (b)                              171,737             1,130
Pan American Silver Corp. (b)                        37,132               558

                                                                        1,688

Oil & Gas Exploration,
  Production & Services  (8.1%)
Canadian Natural Resources Ltd. (c)                 127,338             5,596
Pogo Producing Co.                                  107,418             4,568
Transocean, Inc. (b)                                 23,056             1,014

                                                                       11,178

Oilfield Services & Equipment  (0.5%)
Tidewater, Inc.                                      18,630               722

Pipelines  (2.5%)
National Fuel Gas Co.                                96,347             2,717
Questar Corp. (c)                                    14,922               758

                                                                        3,475

Primary Metal & Mineral
  Production  (2.3%)
Inco Ltd. (b)                                        41,667             1,371
Phelps Dodge Corp. (c)                               18,968             1,827

                                                                        3,198

Railroads  (2.4%)
Burlington Northern/Santa Fe, Inc.                   66,982             3,227

Real Estate Investment Trusts  (1.1%)
Duke Realty Corp. (c)                                49,706             1,546

Recreational Vehicles  (1.5%)
Thor Industries, Inc. (c)                            37,753             1,305
Winnebago Industries, Inc.                           23,035               794

                                                                        2,099

Restaurants  (1.6%)
CBRL Group, Inc. (c)                                  8,471               348
Darden Restaurants, Inc. (c)                         63,341             1,873

                                                                        2,221

Retail -- Apparel/Shoe  (1.8%)
American Eagle Outfitters, Inc.                      48,861             2,482

Retail -- Department Stores  (3.6%)
Dillard's, Inc., Class A (c)                         42,660             1,119
Neiman Marcus Group, Inc., Class B                   20,045             1,251
Nieman Marcus Group, Inc. (c)                        19,156             1,282
Stage Stores, Inc. (b) (c)                           31,126             1,230

                                                                        4,882

Savings & Loans  (2.4%)
IndyMac Bancorp, Inc.                                40,084             1,482
Sovereign Bancorp, Inc. (c)                          77,820             1,769

                                                                        3,251

Semiconductors  (4.1%)
Credence Systems Corp. (b)                          191,718             1,534
Freescale Semiconductor, Inc., Class A (b) (c)       97,513             1,668
Freescale Semiconductor, Inc., Class B (b)           51,367               897
Lattice Semiconductor Corp. (b)                     104,329               468
OmniVision Technologies, Inc. (b) (c)                60,838               987

                                                                        5,554

Software & Computer Services  (2.5%)
Ask Jeeves, Inc. (b) (c)                             47,765             1,354
BMC Software, Inc. (b)                               46,646               785
Jack Henry & Associates, Inc.                        62,172             1,293

                                                                        3,432

Steel  (0.7%)
Cleveland-Cliffs, Inc. (c)                           14,349               940

Telecommunications -- Equipment  (1.6%)
Avaya, Inc. (b)                                     126,811             1,820
Harris Corp.                                          5,791               375

                                                                        2,195

Transportation Services  (1.1%)
GATX Corp. (c)                                       49,202             1,465

Utilities -- Electric  (1.9%)
OGE Energy Corp.                                     45,596             1,192
TXU Corp. (c)                                        14,247               986
WPS Resources Corp.                                   9,076               464

                                                                        2,642

Utilities -- Natural Gas  (2.6%)
Energen Corp.                                        39,866             2,338
Vectren Corp.                                        44,040             1,216

                                                                        3,554

Total Common Stocks (Cost $111,592)                                   126,158


Depositary Receipts  (0.6%)

Biotech HOLDRs Trust (c)                              6,000               859

Total Depositary Receipts (Cost $653)                                     859

Mutual Funds  (3.2%)
iShares Russell Midcap Index Fund                    20,200             1,560
iShares Russell Midcap Value Index Fund               6,000               661
iShares S&P Midcap 400 Index Fund                     8,554             1,105
iShares S&P Midcap 400/BARRA Value Index Fund         8,300             1,039

Total Mutual Funds (Cost $4,388)                                        4,365


Short-Term Securities Held as Collateral for Securities Lending (26.2%)

Pool of various securities for
  Victory Funds (i)                                  35,921            35,921

Total Short-Term Securities Held
  as Collateral for Securities Lending                                 35,921

Total Investments (Cost $157,318) (a)   --   125.6%                   172,067

Liabilities in excess of over assets  --   (25.6%)                   (35,134)

NET ASSETS   --   100.0%                                             $136,933

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Small Company Opportunity Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                 Shares
                                                   or
                                                 Principal
                                                  Amount              Value

Commercial Paper  (5.7%)

HSBC Finance Corp., 2.50%,                         $ 7,001           $  7,001
  2/1/05
Morgan Stanley Dean Witter,                          1,800              1,800
  2.52%, 2/1/05

Total Commercial Paper (Cost $8,801)                                    8,801


Common Stocks  (94.8%)

Advertising  (0.7%)
Catalina Marketing Corp.                            43,000              1,105

Aluminum  (0.4%)
Century Aluminum Co. (b) (c)                        23,000                573

Apparel  (0.5%)
Warnaco Group, Inc. (b)                             36,800                795

Apparel / Footwear  (0.5%)
K-Swiss, Inc., Class A (c)                          26,000                787

Automotive  (0.3%)
Oshkosh Truck Corp.                                  6,300                462

Automotive Parts  (0.4%)
BorgWarner, Inc. (c)                                11,000                591

Banks  (4.4%)
Chemical Financial Corp.                            31,086              1,153
Chittenden Corp. (c)                                39,625              1,074
Corus Bankshares, Inc.                              27,700              1,391
Prosperity Bancshares, Inc.                         19,000                528
R&G Financial Corp.                                 24,700                911
Texas Regional Bancshares, Inc., Class A            24,000                743
UMB Financial Corp.                                 19,900              1,091

                                                                        6,891

Beverages  (1.0%)
Boston Beer Co., Inc., Class A (b)                  40,339                952
National Beverage Corp.                             61,000                533

                                                                        1,485

Brokerage Services  (0.8%)
Investment Technology Group, Inc. (b)               59,000              1,175

Building Materials  (2.0%)
ABM Industries, Inc. (c)                            62,800              1,149
Genlyte Group, Inc. (b)                             13,600              1,088
Texas Industries, Inc.                              14,000                890

                                                                        3,127

Business Services  (1.7%)
ProQuest Co. (b)                                    25,000                788
UniFirst Corp.                                      15,000                585
West Corp. (b) (c)                                  37,000              1,235

                                                                        2,608

Chemicals  (2.5%)
Albemarle Corp.                                     21,300                748
Arch Chemicals, Inc.                                39,787              1,096
Cabot Corp. (c)                                     37,000              1,294
PolyOne Corp. (b)                                   89,000                770

                                                                        3,908

Coal  (0.5%)
Alliance Resource Partners, LP                       6,000                421
Peabody Energy Corp. (c)                             4,500                381

                                                                          802

Collectibles  (0.3%)
Department 56, Inc. (b)                             32,000                515

Commercial Services  (1.9%)
G & K Services, Inc., Class A                       45,000              2,007
NCO Group, Inc. (b)                                 40,000                911

                                                                        2,918

Computers & Peripherals  (2.2%)
Agilysys, Inc. (c)                                  54,000                910
Avocent Corp. (b)                                   14,762                539
Imation Corp.                                       20,700                714
Overland Storage, Inc. (b)                          51,000                751
Park Electrochemical Corp.                          23,000                450

                                                                        3,364

Construction  (0.6%)
Granite Construction, Inc.                          36,900                919

Consulting Services  (1.2%)
Maximus, Inc. (b) (c)                               40,550              1,220
PDI, Inc. (b)                                       32,000                639

                                                                        1,859

Consumer Products  (1.4%)
American Greetings Corp., Class A (c)               40,764                984
CNS, Inc.                                           25,000                383
CSS Industries, Inc.                                24,000                773

                                                                        2,140

Distribution/Wholesale  (1.0%)
Owens & Minor, Inc.                                 35,000                999
United Stationers, Inc. (b) (c)                     12,800                556

                                                                        1,555

Electronics  (1.8%)
Methode Electronics, Inc., Class A (c)              85,218              1,068
Stoneridge, Inc. (b)                                49,100                729
Technitrol, Inc. (b)                                55,400                983

                                                                        2,780

Engineering  (0.4%)
Michael Baker Corp. (b)                             29,000                564

Financial Services  (1.2%)
CompuCredit Corp. (b)                               24,000                688
Raymond James Financial, Inc. (c)                   39,000              1,215

                                                                        1,903

Food Distributors, Supermarkets
  & Wholesalers  (1.0%)
Ruddick Corp.                                       71,600              1,511

Food Processing & Packaging  (2.7%)
Corn Products International, Inc.                   63,200              1,855
J & J Snack Foods Corp.                             23,400              1,129
M & F Worldwide Corp. (b)                           81,600              1,169

                                                                        4,153

Forest Products --
  Lumber & Paper  (0.5%)
Rock-Tenn Co., Class A                              60,000                832

Health Care  (3.0%)
AMERIGROUP Corp. (b) (c)                            24,000                987
Apria Healthcare Group, Inc. (b)                    24,000                787
Coventry Health Care, Inc. (b)                      17,209                979
Genesis HealthCare Corp. (b)                        16,000                555
Sunrise Senior Living, Inc. (b) (c)                 29,300              1,343

                                                                        4,651

Heavy Machinery  (2.1%)
Joy Global, Inc.                                    29,250                817
NACCO Industries, Inc., Class A                      9,000                900
Terex Corp. (b)                                     34,500              1,485

                                                                        3,202

Home Building  (0.5%)
Meritage Corp. (b) (c)                              11,800                763

Household Goods -- Appliances,
  Furnishings & Electronics  (0.7%)
Furniture Brands International, Inc. (c)            43,000              1,019

Instruments -- Scientific  (1.6%)
Badger Meter, Inc.                                  16,000                476
Varian, Inc. (b)                                    32,300              1,290
Woodward Governor Co.                               11,000                784

                                                                        2,550

Insurance  (9.5%)
Alfa Corp.                                         116,400              1,689
AmerUs Group Co. (c)                                35,300              1,572
Commerce Group, Inc. (c)                            19,200              1,254
Delphi Financial Group, Inc.                        35,025              1,573
Infinity Property & Casualty Corp.                  36,000              1,179
Odyssey Re Holdings Corp. (c)                       60,800              1,502
Platinum Underwriters Holdings, Ltd.                36,000              1,063
State Auto Financial Corp.                          12,758                338
Triad Guaranty, Inc. (b)                            12,799                693
UICI                                                43,500              1,345
United Fire & Casualty Co. (c)                      32,000              1,087
Universal American Financial Corp. (b)              84,619              1,290

                                                                       14,585

Machine -- Diversified  (2.3%)
Flowserve Corp. (b)                                 21,400                534
Kennametal, Inc.                                    32,000              1,566
Manitowoc Co., Inc.                                 40,900              1,489

                                                                        3,589

Manufacturing --
  Miscellaneous  (6.1%)
Acuity Brands, Inc. (c)                             25,000                687
AptarGroup, Inc.                                    45,000              2,181
ESCO Technologies, Inc. (b) (c)                     25,900              1,860
Griffon Corp. (b)                                   30,756                828
Lancaster Colony Corp.                              36,000              1,523
Matthews International Corp.                        37,833              1,313
Teleflex, Inc.                                      21,000              1,066

                                                                        9,458

Media  (0.5%)
Macrovision Corp. (b)                               34,000                793

Medical Equipment & Supplies  (2.6%)
CONMED Corp. (b) (c)                                36,000              1,046
Haemonetics Corp. (b)                               44,581              1,733
Vital Signs, Inc.                                   33,000              1,325

                                                                        4,104

Metals -- Fabrication  (3.1%)
CIRCOR International, Inc.                          67,165              1,535
Lawson Products, Inc.                               21,000              1,047
Penn Engineering & Manufacturing Corp.              53,000                967
Quanex Corp. (c)                                    24,450              1,289

                                                                        4,838

Office Equipment & Supplies  (1.0%)
John H. Harland Co.                                 42,900              1,562

Oil & Gas Exploration,
  Production & Services  (4.7%)
Cimarex Energy Co. (b) (c)                          38,000              1,377
Denbury Resources, Inc. (b) (c)                     30,500                891
Houston Exploration Co. (b) (c)                     28,200              1,528
Remington Oil & Gas Corp. (b) (c)                   42,000              1,229
St. Mary Land & Exploration Co. (c)                 37,218              1,600
Stone Energy Corp. (b)                              17,900                766

                                                                        7,391

Oil Marketing & Refining  (0.6%)
Holly Corp.                                         33,000                999

Oilfield Services & Equipment  (2.2%)
Cal Dive International, Inc. (b)                    30,000              1,311
RPC, Inc.                                           50,000              1,290
Veritas DGC, Inc. (b) (c)                           32,623                815

                                                                        3,416

Packaging & Containers  (0.5%)
Chesapeake Corp.                                    31,703                769

Pharmaceuticals  (0.4%)
Perrigo Co.                                         40,800                700

Pipelines  (0.9%)
National Fuel Gas Co.                               52,000              1,466

Printing -- Commercial  (0.3%)
Bowne & Co., Inc. (c)                               32,000                475

Real Estate Investment Trusts  (4.5%)
Brandywine Realty Trust                             37,300              1,033
CBL & Associates Properties, Inc.                   16,400              1,128
LaSalle Hotel Properties                            32,400                983
LTC Properties, Inc.                                51,100                995
National Health Investors, Inc.                     28,600                732
Parkway Properties, Inc.                            23,050              1,072
PS Business Parks, Inc.                             25,801              1,089

                                                                        7,032

Recreational Vehicles  (0.5%)
Arctic Cat, Inc.                                    30,000                761

Recycling  (0.3%)
Metal Management, Inc.                              17,000                458

Restaurants  (1.5%)
IHOP Corp. (c)                                      27,000              1,165
Lone Star Steakhouse & Saloon, Inc.                 44,000              1,210

                                                                        2,375

Retail -- Discount  (0.8%)
ShopKo Stores, Inc. (b) (c)                         70,300              1,268

Retail -- Specialty Stores  (1.4%)
Cato Corp., Class A                                 46,000              1,399
Party City Corp. (b)                                66,300                849

                                                                        2,248

Retail -- Department Stores  (0.3%)
Stage Stores, Inc. (b) (c)                          13,100                518

Rubber & Rubber Products  (0.6%)
Bandag, Inc.                                        20,400                987

Savings & Loans  (0.6%)
ITLA Capital Corp. (b)                              17,700                983

Semiconductors  (1.0%)
DSP Group, Inc. (b) (c)                             36,700                910
Fairchild Semiconductor
  International, Inc. (b) (c)                       50,000                714

                                                                        1,624

Software & Computer Services  (1.6%)
Inter-Tel, Inc. (c)                                 44,808              1,187
Tier Technologies, Inc. (b)                         93,050                773
Transaction Systems Architects, Inc. (b)            26,000                552

                                                                        2,512

Steel  (0.8%)
Cleveland-Cliffs, Inc. (c)                          18,000              1,179

Telecommunications  (0.5%)
Commonwealth Telephone
  Enterprises, Inc. (b) (c)                         17,300                828

Telecommunications -- Equipment  (0.4%)
Tollgrade Communications, Inc. (b)                  64,300                661

Transportation Services  (2.8%)
Offshore Logistics, Inc. (b)                        33,000              1,053
Pacer International, Inc. (b)                       65,000              1,271
SCS Transportation, Inc. (b)                        27,736                650
Werner Enterprises, Inc.                            68,069              1,451

                                                                        4,425

Travel Services  (0.4%)
Pegasus Solutions, Inc. (b)                         48,000                575

Utilities -- Electric  (1.3%)
Central Vermont Public Service Corp.                17,500                404
Cleco Corp. (c)                                     61,000              1,204
Green Mountain Power Corp.                          15,000                435

                                                                        2,043

Utilities -- Natural Gas  (1.0%)
Energen Corp.                                       26,550              1,557

Total Common Stocks (Cost $115,663)                                   147,686


Short-Term Securities Held as Collateral for Securities Lending (16.3%)

Pool of various securities for
  Victory Funds (i)
  (Securities Lending)                              25,479             25,479

Total Short-Term Securities Held
  as Collateral for Securities Lending                                 25,479

Total Investments (Cost $149,943) (a)   --   116.8%                   181,966

Liabilities in excess of other assets   --   (16.8)%                 (26,224)

NET ASSETS   --   100.0%                                             $155,742

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Focused Growth Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                   Shares
                                                     or
                                                  Principal
                                                    Amount            Value

Commercial Paper  (10.6%)

HSBC Finance Corp., 2.50%, 2/1/05                   $   90             $ 90

Total Commercial Paper (Cost $90)                                        90


Common Stocks  (88.3%)

Advertising  (2.8%)
Getty Images, Inc. (b)                                 340               24

Biotechnology  (3.2%)
Amgen, Inc. (b)                                        430               27

Brokerage Services  (4.9%)
Merrill Lynch & Co., Inc.                              700               42

Casino Services  (2.2%)
International Game Technology (b)                      600               19

Chemicals -- General  (5.4%)
Monsanto Co. (b)                                       850               46

Computers & Peripherals  (10.4%)
Cisco Systems, Inc. (b)                              1,800               32
EMC Corp. (b)                                        2,900               39
Research in Motion Ltd. (b)                            255               18

                                                                         89

Cruise Lines  (2.3%)
Carnival Corp. (b)                                     350               20

Financial Services  (11.6%)
Chicago Mercantile Exchange                            160               34
Citigroup, Inc.                                        400               20
SLM Corp.                                              900               45

                                                                         99

Homebuilders  (7.3%)
Toll Brothers, Inc. (b)                                800               62

Internet Business Services  (4.6%)
eBay, Inc. (b)                                         475               39

Medical Supplies  (4.1%)
Zimmer Holdings, Inc. (b)                              440               35

Pharmaceuticals  (15.6%)
Allergan, Inc.                                         500               38
American Pharmaceutical Partners, Inc. (b)             800               40
Celgene Corp. (b)                                      800               22
Teva Pharmaceutical Industries Ltd.                  1,200               34

                                                                        134

Retail -- Specialty Stores  (1.9%)
Bed Bath & Beyond, Inc. (b)                            400               16

Schools & Educational Services  (3.9%)
Apollo Group, Inc. (b)                                 425               33

Semiconductors  (3.4%)
Texas Instruments, Inc.                              1,250               29

Software & Computer Services  (4.7%)
Adobe Systems, Inc. (b)                                350               20
Infosys Technologies Ltd. (b)                          310               20

                                                                         40

Total Common Stocks (Cost $695)                                         754

Total Investments (Cost $785) (a)   --   98.9%                          844

Other assets in excess of liabilities   --   1.1%                         9

NET ASSETS   --   100.0%                                               $853

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Balanced Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                     Shares
                                                       or
                                                    Principal
                                                      Amount            Value

Asset Backed Securities  (0.45%)

Citibank Credit Card Issuance Trust,
  Series 2002-A1, Class A1, 4.95%, 2/9/09                $100          $   103
GMAC Mortgage Corp. Loan Trust,
  Series 2004-HE2, Class A4, 3.65%, 10/25/33              313              303
Honda Auto Receivables Owner Trust,
  Series 2003-3, Class A4, 2.77%, 11/21/08                120              118
WFS Financial Owner Trust, Series
  2003-4, Class A4, 3.15%, 5/20/11                         70               70

Total Asset Backed Securities (Cost $603)                                  594


Collateralized Mortgage Obligations  (4.64%)

Bank of America - First Union National
  Bank Commercial Mortgage, Series
  2001-3, Class A2, 5.46%, 4/11/37                        180              191
Bear Stearns Commercial Mortgage
  Securities, Series 2001-T0P2, Class A2,
  6.48%, 2/15/35                                          315              350
Bear Stearns Commercial Mortgage
  Securities, Series 2004-PWR3, Class A2,
  3.87%, 2/11/41                                          207              205
DLJ Commercial Mortgage Corp., Series
  1999-CG2, Class A1B, 7.30%, 6/10/32                     322              361
Fannie Mae Whole Loan, Series
  2003-W12, Class 1A6, 4.50%, 6/25/43                     852              853
Fannie Mae Whole Loan, Series
  2003-W15, Class 2A4, 4.25%, 8/25/43                     695              690
Fannie Mae Whole Loan, Series
  2003-W18, Class 1A5, 4.61%, 8/25/43                     357              356
Federal Home Loan Mortgage Corp.,
  Structured Pass Through Securities, Series
  T-42, Class A5, 7.50%, 2/25/42                          419              450
Federal National Mortgage Association,
  Grantor Trust, Series 2002-T16, Class
  A3, 7.50%, 7/25/42                                      252              271
First Union National Bank Commercial
  Mortgage, Series 2001-C2, Class A1,
  6.20%, 1/12/43                                          255              270
GE Capital Commercial Mortgage
  Corp., Series 2002-1A, Class A2, 5.99%,
  12/10/35                                                232              248
GE Capital Commercial Mortgage
  Corp., Series 2003-C2, Class A2, 4.17%,
  7/10/37                                                 225              225
GS Mortgage Securities Corp., Series
  2004-C1, Class A2, 4.32%, 10/10/28                      193              193
J.P. Morgan Chase Commercial
  Mortgage, Series 2001-CIB3, Class A3,
  6.47%, 11/15/35                                         303              338
J.P. Morgan Chase Commercial
  Mortgage, Series 2004-CBX, Class A4,
  4.53%, 1/12/37                                          100              101
J.P. Morgan Chase Commercial
  Mortgage, Series 2004-CBX, Class A5,
  4.65%, 1/12/37                                          235              237
LB-UBS Commercial Mortgage Trust,
  Series 2004-C8, Class A4, 4.51%,
  12/15/29                                                 65               65
Morgan Stanley Capital, Inc. Series
  2004-T13, Class A4, 4.66%, 9/13/45                      350              350
Morgan Stanley Dean Witter Capital,
  Series 2001-Top1, Class A4, 6.66%,
  2/15/33                                                  40               44
PNC Mortgage Acceptance Corp., Series
  1999 - CM1, Class A1B, 7.33%,
  12/10/32                                                195              220
Wachovia Bank Commercial Mortgage
  Trust, Series 2004-C11, Class A5,
  5.22%, 1/15/41                                           65               67

Total Collateralized Mortgage
  Obligations (Cost $6,110)                                              6,085

Commercial Paper  (0.65%)

HSBC Finance Corp., 2.50%, 2/1/05                         858              858

Total Commercial Paper (Cost $858)                                         858


Common Stocks  (65.74%)

Airlines  (0.45%)
JetBlue Airways Corp. (b) (c)                          29,800              590

Aluminum  (0.52%)
Alcoa, Inc.                                            22,900              676

Apparel -- Footwear  (0.79%)
Nike, Inc., Class B (c)                                11,900            1,031

Banks  (1.69%)
PNC Financial Services Group, Inc.                     24,200            1,303
Wachovia Corp.                                         16,600              911

                                                                         2,214

Biotechnology  (2.59%)
Amgen, Inc. (b)                                        54,500            3,392

Chemicals -- General  (1.00%)
E.I. Du Pont de Nemours & Co.                          27,500            1,308

Computers & Peripherals  (3.21%)
EMC Corp. (b)                                         100,200            1,313
International Business Machines Corp.                  31,000            2,896

                                                                         4,209

Cosmetics & Toiletries  (1.19%)
Avon Products, Inc.                                    36,900            1,558

Electronics  (2.40%)
General Electric Co.                                   87,200            3,151

Entertainment  (2.00%)
Walt Disney Co. (d) (c)                                91,600            2,623

Environmental Control  (0.23%)
Waste Management, Inc. (c)                             10,300              299

Financial Services  (2.70%)
MBNA Corp.                                             67,200            1,786
Morgan Stanley                                         31,400            1,757

                                                                         3,543

Food Processing & Packaging  (1.98%)
Archer Daniels Midland Co.                             60,700            1,469
General Mills, Inc.                                    21,200            1,123

                                                                         2,592

Health Care  (1.70%)
Medtronic, Inc.                                        42,500            2,231

Heavy Machinery  (0.42%)
Deere & Co.                                             8,000              555

Hospitals  (0.50%)
Tenet Healthcare Corp. (b)                             66,000              655

Insurance  (3.39%)
American International Group, Inc.                     43,230            2,866
Genworth Financial, Inc., Class A (c)                  27,500              730
St. Paul Travelers Cos., Inc.                          22,600              848

                                                                         4,444

Internet Service Provider  (0.56%)
Yahoo, Inc. (b) (c)                                    20,900              736

Manufacturing -- Miscellaneous  (2.12%)
3M Co.                                                 33,000            2,784

Media  (1.40%)
Viacom, Inc., Class B                                  49,100            1,833

Medical Supplies  (0.68%)
Baxter International, Inc.                             26,500              895

Motion Pictures & Services  (0.21%)
DreamWorks Animation SKG, Inc. (b) (c)                  7,868              278

Oil & Gas Exploration, Production
  & Services  (5.68%)
Anadarko Petroleum Corp.                               24,400            1,616
Canadian Natural Resources Ltd. (c)                    22,500              989
Transocean, Inc. (b) (c)                               60,000            2,639
Unocal Corp.                                           46,600            2,216

                                                                         7,460

Oil -- Integrated Companies  (1.04%)
BP PLC, ADR                                            22,800            1,359

Oilfield Services & Equipment  (2.48%)
Halliburton Co.                                        49,700            2,044
Schlumberger Ltd.                                      17,800            1,211

                                                                         3,255

Pharmaceuticals  (4.61%)
Bristol-Myers Squibb Co.                               89,300            2,093
Johnson & Johnson, Inc.                                22,300            1,443
Pfizer, Inc.                                          103,724            2,506

                                                                         6,042

Pipelines  (0.82%)
El Paso Corp. (c)                                      99,500            1,082

Radio & Television  (2.05%)
Comcast Corp., Class A Special Shares (b)              83,500            2,688

Real Estate Investment Trust  (1.21%)
Equity Office Properties Trust (c)                     56,787            1,589

Retail  (1.79%)
Wal-Mart Stores, Inc.                                  44,700            2,342

Retail -- Department Stores  (0.85%)
May Department Stores Co.                              33,000            1,119

Retail -- Specialty Stores  (1.11%)
Tiffany & Co. (c)                                      46,300            1,455

Savings & Loans  (0.59%)
Washington Mutual, Inc.                                19,100              771

Semiconductors  (2.28%)
Texas Instruments, Inc.                               128,800            2,989

Software & Computer Services  (3.74%)
Automatic Data Processing, Inc.                        13,600              591
Microsoft Corp.                                       116,800            3,069
Oracle Corp. (b)                                       90,600            1,248

                                                                         4,908

Telecommunications -- Cellular  (1.20%)
Vodafone Group PLC, ADR (c)                            60,600            1,574

Telecommunications -- Equipment  (2.49%)
Avaya, Inc. (b)                                        58,000              832
LM Ericsson Telephone Co., ADR (b) (c)                 38,300            1,123
Motorola, Inc.                                         83,300            1,312

                                                                         3,267

Utilities -- Telecommunications  (1.11%)
Sprint Corp. (c)                                       61,300            1,461

Utilities -- Electric  (0.96%)
Dominion Resources, Inc. (c)                           18,200            1,263

Total Common Stocks (Cost $77,040)                                      86,221


Corporate Bonds  (9.97%)

Aerospace & Defense  (0.04%)
Lockheed Martin Corp., 8.50%, 12/1/29                      40               56

Airlines  (0.04%)
Southwest Airlines Co., 6.50%, 3/1/12                      50               55

Aluminum  (0.08%)
Alcoa, Inc., 5.38%, 1/15/13 (c)                           101              107

Automotive  (0.12%)
DaimlerChrysler NA Holding Corp.,
  7.38%, 9/15/06, MTN                                      96              101
DaimlerChrysler NA Holding Corp.,
  8.50%, 1/18/31 (c)                                       43               55

                                                                           156

Banks  (1.46%)
Bank of America Corp., 7.80%, 2/15/10                     194              225
Bank of America Corp., 6.80%, 3/15/28                      84               98
Bank One Corp., 6.88%, 8/1/06                             258              271
European Investment Bank, 7.13%, 9/18/06                  223              236
First Union National Bank, 7.80%, 8/18/10 (c)              82               96
Inter-American Development Bank, 7.00%, 6/15/25            51               64
International Bank for Reconstruction &
  Development, 4.13%, 8/12/09                             353              357
J.P. Morgan Chase & Co., 5.75%, 1/2/13                    152              162
Korea Development Bank, 3.88%, 3/2/09                      85               84
Marshall & Ilsley Bank, 4.13%, 9/4/07 (c)                 101              102
Royal Bank of Scotland Group PLC,
  5.00%, 10/1/14 (c)                                       42               43
Wells Fargo & Co., 4.95%, 10/16/13                        179              182

                                                                         1,920

Beverages  (0.12%)
Anheuser-Busch Cos., Inc., 9.00%, 12/1/09                   5                6
Coca-Cola Enterprises, 6.95%, 11/15/26                     65               78
Pepsico, Inc., 3.20%, 5/15/07                              79               79

                                                                           163

Chemicals  (0.11%)
Dow Chemical, 6.00%, 10/1/12                               51               56
Rohm & Haas Co., 7.40%, 7/15/09                            82               92

                                                                           148

Computers & Peripherals  (0.15%)
Hewlett-Packard Co., 7.15%, 6/15/05                        51               52
Hewlett-Packard Co., 6.50%, 7/1/12 (c)                     59               66
International Business Machines Corp.,
  8.38%, 11/1/19                                           62               82

                                                                           200

Consumer Products  (0.05%)
Procter & Gamble Co., 4.30%, 8/15/08                       61               62

Electronics  (0.05%)
General Electric Co., 5.00%, 2/1/13 (c)                    70               72

Entertainment  (0.14%)
Walt Disney Co., 6.75%, 3/30/06                           180              187

Environmental Control  (0.11%)
Waste Management, Inc., 7.75%, 5/15/32                    115              146

Financial Services  (2.91%)
Boeing Capital Corp., 5.80%, 1/15/13 (c)                   10               11
Caterpillar Financial Services Corp.,
  2.59%, 7/15/06                                          188              186
CIT Group, Inc., 6.50%, 2/7/06                            112              116
Citigroup Inc., 6.63%, 6/15/32                             50               58
Citigroup, Inc., 5.75%, 5/10/06                           278              285
Citigroup, Inc., 5.63%, 8/27/12                           157              168
Countrywide Home Loan, 5.50%,
  8/1/06                                                  300              307
Credit Suisse First Boston USA, Inc.,
  7.13%, 7/15/32                                           40               49
Ford Motor Credit Co., 6.50%,
  1/25/07                                                 178              183
Ford Motor Credit Co., 7.25%,
  10/25/11                                                107              114
General Electric Capital Corp., 5.38%,
  3/15/07, MTN (c)                                         90               93
General Electric Capital Corp., 6.75%,
  3/15/32, MTN (c)                                        114              137
General Motors Acceptance Corp.,
  6.13%, 1/22/08                                           85               86
General Motors Acceptance Corp.,
  6.88%, 9/15/11 (c)                                      197              198
Goldman Sachs Group, Inc., 5.15%,
  1/15/14 (c)                                             204              208
Household Finance Corp., 4.13%,
  12/15/08                                                256              255
International Lease Finance Corp.,
  5.88%, 5/1/13                                           151              161

John Deere BV, 5.88%, 4/6/06                              180              185
Lehman Brothers Holdings, Inc., 7.88%,
 8/15/10                                                  111              130
Merrill Lynch & Co., Inc., 6.00%,
  2/17/09                                                 164              176
Merrill Lynch & Co., Inc., 5.00%,
  1/15/15, MTN                                             55               55
Merrill Lynch & Co., Inc., 6.88%,
  11/15/18                                                 20               23
Morgan Stanley Group, Inc., 6.88%,
  3/1/07                                                  174              186
National Rural Utilities, 6.00%,
  5/15/06                                                 220              227
SLM Corp., 4.00%, 1/15/09, MTN                            142              142
Toyota Motor Credit Corp., 4.35%,
  12/15/10                                                 53               54
Unilever Capital Corp., 7.13%,
  11/1/10                                                   5                6

                                                                         3,799

Food Processing & Packaging  (0.19%)
Conagra Foods, Inc., 8.25%, 9/15/30 (c)                    40               55
General Mills, Inc., 6.00%, 2/15/12                        79               86
Kellogg Co., 6.00%, 4/1/06                                 20               21
Kellogg Co., 7.45%, 4/1/31                                 45               58
Kraft Foods, Inc., 4.63%, 11/1/06                          25               25
Kraft Foods, Inc., 4.13%, 11/12/09                          5                5

                                                                           250

Food-Distributors, Supermarkets,
  & Wholesalers  (0.08%)
Kroger Co., 6.80%, 4/1/11 (c)                              34               38
Safeway, Inc., 4.80%, 7/16/07                              30               31
Safeway, Inc., 4.13%, 11/1/08                              37               37

                                                                           106

Forest Products -- Lumber & Paper  (0.22%)
International Paper Co., 5.50%, 1/15/14 (c)                30               31
Weyerhaeuser Co., 6.00%, 8/1/06                           181              187
Weyerhaeuser Co., 7.38%, 3/15/32 (c)                       52               64

                                                                           282

Governments -- Foreign  (0.86%)
Italy, Government International Bond,
  2.75%, 12/15/06                                         169              167
Province of Manitoba, 4.25%,
  11/20/06                                                152              154
Province of Ontario, 3.50%, 9/17/07 (c)                    98               97
Province of Ontario, 5.50%, 10/1/08                       210              223
Province of Quebec, 5.00%, 7/17/09 (c)                     39               41
Province of Quebec, 7.50%, 9/15/29                        130              174
United Mexican States, 4.63%, 10/8/08                     137              138
United Mexican States, 6.38%, 1/16/13, MTN                129              138

                                                                         1,132

Health Care  (0.03%)
UnitedHealth Group, Inc., 4.75%, 2/10/14                   42               42

Heavy Machinery  (0.08%)
Deere & Co., 6.95%, 4/25/14                                87              102

Insurance  (0.20%)
Allstate Corp., 7.20%, 12/1/09                            132              149
Chubb Corp., 6.00%, 11/15/11                              104              113

                                                                           262

Manufacturing -- Miscellaneous  (0.02%)
Tyco International Group SA, 6.88%, 1/15/29                20               23

Media  (0.28%)
News America Holdings Corp., 9.25%, 2/1/13 (c)             65               84
News America, Inc., 6.63%, 1/9/08                          42               45
Time Warner, Inc., 8.11%, 8/15/06                          55               59
Time Warner, Inc., 6.88%, 5/1/12                           24               27
Time Warner, Inc., 7.70%, 5/1/32                           30               37
Viacom, Inc., 7.88%, 7/30/30                               90              115

                                                                           367

Medical Supplies  (0.03%)
Baxter International, Inc., 5.25%, 5/1/07                  43               44

Oil & Gas -- Exploration
  & Production  (0.16%)
Devon Financing Corp. ULC, 6.88%, 9/30/11                  22               25
Devon Financing Corp. ULC, 7.88%, 9/30/31                  98              127
Marathon Oil Corp., 6.13%, 3/15/12                         50               54

                                                                           206

Oil -- Integrated Companies  (0.03%)
Conoco, Inc., 6.95%, 4/15/29                               30               37

Pharmaceuticals  (0.17%)
Bristol-Myers Squibb Co., 5.75%, 10/1/11 (c)               41               44
Wyeth, 5.50%, 3/15/13 (c)                                 177              185

                                                                           229

Pipelines  (0.17%)
Consolidated Natural Gas, 6.25%, 11/1/11                   79               88
Duke Energy Field Services, 7.88%, 8/16/10                 57               66
Kinder Morgan Energy Partners LP,
  8.00%, 3/15/05                                           68               68

                                                                           222

Radio & Television  (0.17%)
Clear Channel Communications, Inc.,
  5.75%, 1/15/13 (c)                                       42               43
Comcast Cable Communications,
  6.38%, 1/30/06 (c)                                       68               70
Comcast Corp., 5.50%, 3/15/11 (c)                         105              110

                                                                           223

Railroads  (0.15%)
Norfolk Southern Corp., 7.25%, 2/15/31 (c)                 90              112
Union Pacific Co., 6.65%, 1/15/11                          81               90

                                                                           202

Real Estate  (0.12%)
EOP Operating LP, 7.00%, 7/15/11                           90              101
ERP Operating LP, 5.20%, 4/1/13                            56               58

                                                                           159

Restaurants  (0.05%)
McDonald's Corp., 6.00%, 4/15/11                           55               60

Retail  (0.14%)
Wal-Mart Stores, Inc., 6.88%, 8/10/09                     164              183

Retail -- Department Stores  (0.04%)
May Department Stores Co., 6.70%, 7/15/34                  45               49

Telecommunications -- Cellular  (0.22%)
360 Communications Co., 7.50%, 3/1/06                      97              102
AT&T Wireless Services, Inc., 7.88%, 3/1/11                42               49
AT&T Wireless Services, Inc., 8.13%, 5/1/12                10               12
AT&T Wireless Services, Inc., 8.75%,
  3/1/31 (c)                                               50               69
Vodafone Group PLC, 7.75%, 2/15/10                         34               39
Vodafone Group PLC, 5.00%,
  12/16/13                                                 20               20

                                                                           291

Telecommunications -- Equipment  (0.03%)
Motorola, Inc., 7.63%, 11/15/10 (c)                        29               34

Utilities -- Electric  (0.68%)
Constellation Energy Group, Inc.,
  7.00%, 4/1/12                                            97              111
Constellation Energy Group, Inc.,
  7.60%, 4/1/32                                            73               91
Dominion Resources, Inc., 6.25%,
  6/30/12 (c)                                              99              109
Dominion Resources, Inc., 6.30%,
  3/15/33 (c)                                              47               51
Exelon Generation Co., LLC, 6.95%,
  6/15/11 (c)                                             147              166
Hydro-Quebec, 8.40%, 1/15/22                               71               99
Pacific Gas & Electric Co., 6.05%, 3/1/34                  33               35
Wisconsin Energy Corp., 5.88%,                            220              226
  4/1/06
                                                                           888

Utilities -- Telecommunications  (0.47%)
Ameritech Capital Funding, 6.15%, 1/15/08                  86               91
Bellsouth Capital Funding, 7.88%,
  2/15/30 (c)                                             120              154
Deutsche Telekom International Finance                     48               65
BV, 8.75%, 6/15/30 (c)
France Telecom, 8.75%, 3/1/11                              75               90
SBC Communications, Inc., 5.10%, 9/15/14                   45               45
Sprint Capital Corp., 8.38%, 3/15/12 (c)                   20               24
Sprint Capital Corp., 6.90%, 5/1/19                        30               34
Verizon New York, Inc., 6.88%, 4/1/12                     100              112

                                                                           615

Total Corporate Bonds (Cost $12,812)                                    13,079


Tax Exempt Municipal Bonds  (0.66%)

California  (0.11%)
Acalanes Unified High School District,
  GO, 5.00%, 8/1/24, Callable 8/1/15 @
  100, FGIC                                               130              140

Colorado  (0.11%)
Mesa County Valley School District
  Number 051, Grand Junction, Series A,
  GO, 5.00%, 12/1/23, Callable 12/1/14 @
  100, MBIA                                               130              140

Connecticut  (0.11%)
State, Series D, GO, 5.00%, 12/1/24,
  Callable 12/1/14 @ 100, MBIA                            130              140

Florida  (0.20%)
Miami-Dade County, Stormwater
  Utilities Revenue, 5.00%, 4/1/25,
  Callable 4/1/15 @ 100, MBIA                             260              280

Texas  (0.13%)
Fort Worth Water & Sewer Revenue,
  5.00%, 2/15/24, Callable 2/15/14 @ 100, FSA             160              170

Total Tax Exempt Municipal Bonds (Cost $855)                               870


U.S. Government Agencies  (1.09%)

Federal Home Loan Bank  (0.09%)
2.10%, 10/13/06, Callable 4/13/05 @ 100 (c)               120              117

Federal Home Loan Mortgage Corp.  (0.22%)
2.75%, 10/15/06 (c)                                        44               44
4.25%, 5/4/09, Callable 5/4/05 @ 100 (c)                  245              245

                                                                           289

Federal National Mortgage
  Association  (0.62%)
2.75%, 8/11/06 (c)                                        180              178
3.75%, 5/17/07 (c)                                        210              211
3.65%, 10/15/08                                           115              114
4.33%*, 2/17/09 (c)                                       200              200
6.25%, 2/1/11 (c)                                         100              110

                                                                           813

U.S. Government Loan Trust  (0.16%)
U.S. Government Loan Trust - Israel,
  Series 1-B, 8.50%, 4/1/06                               197              207

Total U.S. Government Agencies (Cost $1,425)                             1,426


U.S. Government Mortgage Backed  (14.50%)

Federal Home Loan Mortgage Corp.  (3.05%)
4.50%, 9/1/18-12/1/18                                     635              641
5.00%, 7/1/18-5/1/34                                    1,884            1,921
5.50%, 10/1/17-12/1/18                                    695              690
6.50%, 5/1/26-7/1/32                                      465              484
7.00%, 10/1/28-4/1/32                                     151              155
8.00%, 6/1/30                                              38               38
8.50%, 7/1/21-4/1/29                                       75               77

                                                                         4,006

Federal National Mortgage
  Association  (10.59%)
4.50%, 6/1/18-1/1/19                                    1,249            1,241
4.77%, 11/1/34                                            872              877
4.87%, 11/1/34                                            144              144
5.00%, 6/1/18-4/1/34                                    2,534            2,560
5.55%, 7/1/18-11/1/34                                   4,048            4,074
5.92%, 2/1/12                                             501              517
6.00%, 5/15/09-10/1/34                                  2,761            2,750
6.50%, 3/1/29-8/1/33                                      653              657
7.00%, 5/1/22-3/1/32                                      189              190
7.50%, 3/1/27                                              59               65
8.00%, 6/1/12-3/1/30                                      448              473
8.50%, 11/1/17                                             18               19
9.50%, 10/1/21                                             60               65
10.00%, 11/1/13                                            67               69
10.50%, 11/1/13                                            85               88
11.00%, 11/1/13                                            87               91

                                                                        13,880

Government National
  Mortgage Assoc.  (0.86%)
6.00%, 7/15/29-1/15/34                                    436              434
6.50%, 7/15/28                                             11               12
7.00%, 12/15/25-4/15/28                                   173              189
7.50%, 8/15/29                                             73               73
8.50%, 12/15/17                                           203              213
9.50%, 7/15/09-7/15/25                                    189              206

                                                                         1,127

Total U.S. Government Mortgage
  Backed (Cost $18,803)                                                 19,013


U.S. Treasury Obligations  (2.55%)

U.S. Treasury Bonds  (0.67%)
8.88%, 2/15/19 (c)                                         31               45
8.00%, 11/15/21                                             6                8
7.13%, 2/15/23 (c)                                         63               82
5.38%, 2/15/31 (c)                                        665              745

                                                                           880

U.S. Treasury Notes  (1.88%)
1.25%, 5/31/05 (c)                                         36               36
2.63%, 11/15/06 (c)                                       527              522
3.00%, 11/15/07 (c)                                       177              175
3.00%, 2/15/08 (c)                                        750              740
4.88%, 2/15/12 (c)                                        120              127
4.25%, 8/15/13 (c)                                        364              368
4.00%, 2/15/14 (c)                                        261              259
4.25%, 11/15/14                                           242              244

                                                                         2,471

Total U.S. Treasury
  Obligations (Cost $3,303)                                              3,351


Short-Term Securities Held as Collateral for Securities Lending (18.63%)

Pool of various securities for
  Victory Funds (i)                                    24,432           24,432

Total Short-Term Securities Held
  as Collateral for Securities Lending                                  24,432

Total Investments (Cost $146,241) (a)   --   118.88%                   155,929

Liabilities in excess of other assets   --   (18.88)%                 (24,765)

NET ASSETS   --   100.00%                                             $131,164

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Convertible Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                             Shares
                                               or
                                            Principal
                                             Amount                Value


Commercial Paper  (1.4%)

HSBC Finance Corp., 2.50%, 2/1/05              $   971           $   971

Total Commercial Paper (Cost $971)                                   971


Common Stocks  (2.1%)

Aerospace/Defense  (0.7%)
Northrop Grumman Corp.                           9,620               499

Commercial Services  (1.4%)
Cendant Corp.                                   38,000               895

Total Common Stocks (Cost $1,155)                                  1,394


Convertible Bonds  (64.5%)

Advertising  (1.1%)
Lamar Advertising Co., Convertible
  Subordinated Notes, 2.88%, 12/31/10              650               712

Agriculture  (2.4%)
Bunge Ltd. Finance Corp., Convertible
  Subordinated Notes, 3.75%, 11/15/22,
  Callable 11/22/05 @ 101.50                       225               399
Bunge Ltd. Finance Corp., Convertible
  Subordinated Notes, 3.75%, 11/15/22,
  Callable 11/22/05 @ 101.50 (f)                   690             1,223

                                                                   1,622

Apparel/Footwear  (1.1%)
Reebok International Ltd., Convertible
  Subordinated Notes, 2.00%, 5/1/24,
  Callable 5/1/10 @ 100                            665               722

Automotive  (1.2%)
Navistar International, Convertible
  Subordinated Notes, 2.50%, 12/15/07 (f)          650               831

Broadcasting/Cable  (3.8%)
Liberty Media Corp., Convertible
  Subordinated Notes, 0.75%, 3/30/23,
  Callable 4/5/08 @ 100 (f)                        810               913
Liberty Media Corp., Convertible
  Subordinated Notes, 3.50%, 1/15/31,
  Callable 1/15/06 @ 100 (f)                     1,055               945
Liberty Media Corp., Convertible
  Subordinated Notes, 3.25%, 3/15/31,
  Callable 3/15/06 @ 100                           780               725

                                                                   2,583

Computer -- Peripherals  (1.6%)
EMC Corp., Convertible
  Subordinated Notes, 4.50%, 4/1/07,
  Callable 4/5/05 @ 101.80                       1,025             1,085

Construction  (2.5%)
Fluor Corp., Convertible Subordinated
  Notes, 1.50%, 2/15/24, Callable 2/16/09
  @ 100                                          1,480             1,654

Entertainment  (5.4%)
Carnival Corp., Convertible
  Subordinated Notes, 2.00%, 4/15/21,
  Callable 4/15/08 @ 100                           705             1,065
GTECH Holdings Corp., Convertible
  Subordinated Notes, 1.75%, 12/15/21,
  Callable 12/15/06 @ 100                          420               722

Walt Disney Co., Convertible
  Subordinated Notes, 2.13%, 4/15/23,
  Callable 4/15/08 @ 100                         1,725             1,922

                                                                   3,709

Financial Services  (1.9%)
Morgan Stanley, Convertible
  Subordinated Notes, 0.25%, 11/1/11,
  Callable 9/29/06 @ 100 (f)                     1,290             1,308

Heavy Machinery  (4.9%)
Tyco International Group SA,
  Convertible Subordinated Notes, 3.13%,
  1/15/23, Callable 1/20/08 @ 101.82             1,985             3,356

Insurance  (4.4%)
AON Corp., Convertible Subordinated
  Notes, 3.50%, 11/15/12, Callable
  11/19/07 @ 101                                   605               715
AON Corp., Convertible Subordinated
  Notes, 3.50%, 11/15/12, Callable
  11/19/07 @ 101 (f)                               350               413
Loews Corp., Convertible Subordinated
  Notes, 3.13%, 9/15/07, Callable 9/15/05
  @ 100.63                                         875               858
Ohio Casualty Corp., Convertible
  Subordinated Notes, 5.00%, 3/19/22,
  Callable 3/23/05 @ 102 (f)                       170               181
Ohio Casualty Corp., Convertible
  Subordinated Notes, 5.00%, 3/19/22,
  Callable 3/23/05 @ 102                           750               800

                                                                   2,967

Internet Service Provider  (1.5%)
Yahoo, Inc., Convertible Subordinated
  Notes, 0.00%, 4/1/08                             565             1,012

Medical Products/Supplies  (1.8%)
Henry Schein, Inc., Convertible
  Subordinated Notes, 3.00%, 8/15/34,
  Callable 8/20/10 @ 100 (f)                     1,000             1,050
Laboratory Corp. of America Holdings,
  Convertible Subordinated Notes, 0.00%,
  9/11/21, Callable 9/11/06 @ 74.19                220               166

                                                                   1,216

Mining  (2.7%)
Inco Ltd., Convertible Subordinated
  Notes, 1.00%, 3/14/23, Callable 3/19/10
  @ 94.12 (f)                                      250               296
Inco Ltd., Convertible Subordinated
  Notes, 1.00%, 3/14/23, Callable 3/19/10
  @ 94.12                                          505               598
Placer Dome, Inc., Convertible
  Subordinated Notes, 2.75%, 10/15/23,
  Callable 10/20/10 @ 100.83                       165               189
Placer Dome, Inc., Convertible
  Subordinated Notes, 2.75%, 10/15/23,
  Callable 10/20/10 @ 100.83 (f)                   645               740

                                                                   1,823

Oil & Gas Exploration,
  Production & Services  (1.5%)
Kerr-McGee Corp., Convertible
  Subordinated Notes, 5.25%, 2/15/10,
  Callable 2/15/05 @ 102.63                        940               985

Oilfield Services & Equipment  (4.0%)
Halliburton Co., Convertible
  Subordinated Notes, 3.13%, 7/15/23,
  Callable 7/15/08 @ 100                           100               126
Halliburton Co., Convertible
  Subordinated Notes, 3.13%, 7/15/23,
  Callable 7/15/08 @ 100 (f)                     1,025             1,286
Schlumberger Ltd., Convertible
  Subordinated Notes, 2.13%, 6/1/23,
  Callable 6/6/10 @ 100                            400               430
Schlumberger Ltd., Convertible
  Subordinated Notes, 2.13%, 6/1/23,
  Callable 6/6/10 @ 100 (f)                        825               887

                                                                   2,729

Pharmaceuticals  (6.7%)
Allergan, Inc., Convertible Subordinated
  Notes, 0.00%, 11/6/22, Callable 11/6/07
  @ 82.95                                          475               444
Alza Corp., Convertible Subordinated
  Notes, 0.00%, 7/28/20, Callable 7/28/05
  @ 63.98 (f)                                      250               222
Alza Corp., Convertible Subordinated
  Notes, 0.00%, 7/28/20, Callable 7/28/05
  @ 63.98                                        1,283             1,140
Cephalon, Inc., Convertible
  Subordinanted Notes, 0.00%, 6/15/33,
  Callable 6/15/10 @ 100.25 (f)                    500               502
Teva Pharmaceutical Financial, 0.50%,
  2/1/24, Callable 8/1/08 @ 100                  1,055             1,067
Watson Pharmaceuticals, Inc.,
  Convertible Subordinated Notes, 1.75%,
  3/15/23, Callable 3/20/08 @ 100 (f)              935               917
Watson Pharmaceuticals, Inc.,
  Convertible Subordinated Notes, 1.75%,
  3/15/23, Callable 3/20/08 @ 100                  300               294

                                                                   4,586

Pipelines  (0.9%)
Noram Energy, Convertible
  Subordinated Notes, 6.00%, 3/15/12,
  Continuously Callable @ 100                      577               577

Restaurants  (1.5%)
Triarc Cos., Convertible Subordinated
  Notes, 5.00%, 5/15/23, Callable 5/20/10
  @ 100                                            800               990

Retail -- Discount  (1.4%)
Costco Wholesale Corp., Convertible
  Subordinated Notes, 0.00%, 8/19/17,
  Callable 8/19/05 @ 65.94                         865               928

Retail -- Specialty Stores  (3.4%)
Lowes Cos., Inc., Convertible
  Subordinated Notes, 0.86%*, 10/19/21,
  Callable 10/19/06 @ 86.10                      1,470             1,522
TJX Cos., Inc., Convertible
  Subordinated Notes, 0.00%, 2/13/21,
  Callable 2/13/07 @ 75.68                         880               761

                                                                   2,283

Semiconductors  (2.5%)
Credence Systems Corp., Convertible
  Subordinated Notes, 1.50%, 5/15/08               250               253
Credence Systems Corp., Convertible
  Subordinated Notes, 1.50%, 5/15/08 (f)           550               558
Veeco Instruments, Inc., Convertible
  Subordinated Notes, 4.13%, 12/21/08,
  Callable 12/21/05 @ 101.77 (f)                   600               587
Vitesse Semiconductor Corp.,
  Convertible Subordinated Notes, 1.50%,
  10/1/24, Callable 10/1/09 @ 100 (f)              250               260

                                                                   1,658

Software & Computer Services  (0.8%)
ASML Holding NV, Convertible
  Suborinated Notes, 5.75%, 10/15/06 (f)           500               557

Telecommunications --
  Services & Equipment  (3.4%)
Harris Corp., Convertible Subordinated
  Notes, 3.50%, 8/15/22, Callable 8/18/07
  @ 100                                            925             1,392
Lucent Technologies, Inc., Convertible
  Subordinated Notes, 2.75%, 6/15/25,
  Callable 6/20/13 @ 100                           670               878

                                                                   2,270

Transportation Services  (1.1%)
GATX Corp., Convertible Subordinated
  Notes, 5.00%, 8/15/23, Callable 8/15/08
  @ 100                                            225               309
GATX Corp., Convertible Subordinated
  Notes, 5.00%, 8/15/23, Callable 8/15/08
  @ 100 (f)                                        300               412

                                                                     721

Utilities -- Telecommunications  (1.0%)
CenturyTel, Inc., Convertible
  Subordinated Notes, 4.75%, 8/1/32,
  Callable 8/5/06 @ 102.85                         600               641

Total Convertible Bonds (Cost $39,809)                            43,525


Convertible Preferred Stock  (31.2%)

Aerospace/Defense  (1.7%)
Northrop Grumman Corp., Series B,
  7.00%                                          8,640             1,133

Automotive  (4.0%)
Ford Motor Co. Capital Trust II,
  6.50%                                         21,700             1,085
General Motors Corp., Series C,
  6.25%                                         63,688             1,606

                                                                   2,691

Banks  (1.5%)
Marshall & Ilsley Corp., 6.50%                  12,768               351
Washington Mutual, Inc., 5.38%                  12,400               673

                                                                   1,024

Financial Services  (4.8%)
Fannie Mae, 5.38%                                    6               620
Lehman Brothers Holdings, Inc.,
  6.25%                                         24,130               675
Newell Financial Trust I, 5.25%                 41,200             1,905

                                                                   3,200

Health Care  (0.7%)
McKesson Financing Trust, 5.00%                  9,400               490

Insurance  (4.6%)
Fortis Insurance NV (f)                            530               554
PMI Group, Inc., 5.88%                          48,300             1,244
Travelers Property Casualty Corp.,
  4.50%                                         57,646             1,331

                                                                   3,129

Machinery  (1.0%)
Cummins Capital Trust I, 7.00%                   8,000               677

Medical Equipment & Supplies  (1.1%)
Baxter International, Inc., 7.00%               13,900               759

Office Equipment & Supplies
  (Non-Computer Related)  (1.0%)
Xerox Corp, 6.25%                                5,000               690

Oil -- Integrated Companies  (0.6%)
Amerada Hess Corp., 7.00%                        4,808               371

Paper & Forest Products  (2.2%)
International Paper Capital Trust,
  5.25%                                         29,400             1,463

Pharmaceuticals  (1.4%)
Omnicare, Inc., 4.00%                           19,000               955

Real Estate Investment Trusts  (1.1%)
Equity Office Properties Trust,
  Series B, 5.25%                                6,250               319
Simon Property Group, Inc., 6.00%                7,191               408

Savings & Loans  (0.5%)
New York Community Capital Trust V,
  6.00%                                          6,946               368

Steel  (0.1%)
United States Steel Corp., 7.00%                   392                66

Telecommunications  (1.6%)
Alltel Corp., 7.75%                             21,800             1,095

Utilities -- Electric  (3.3%)
American Electric Power, 9.25%                  20,000               969
FPL Group, Inc., 8.50%                          19,625             1,231

                                                                   2,200

Total Convertible Preferred Stock (Cost $20,099)                  21,038

Total Investments (Cost $62,034) (a)   --   99.2%                 66,928

Other assets in excess of liabilities   --   0.8%                    513

NET ASSETS   --   100.0%                                         $67,441

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Real Estate Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                    Shares             Value

Common Stocks  (92.8%)

Hotels  (3.0%)
Hilton Hotels Corp.                                  12,800           $   285
Starwood Hotels & Resorts Worldwide, Inc.             4,600               266

                                                                          551

Real Estate Development  (4.7%)
Brookfield Properties Corp.                          11,300               412
St. Joe Co.                                           6,700               461

                                                                          873

Real Estate Investment Trusts  (85.1%)
Apartments  (13.3%)
Amli Residential Properties Trust                     4,200               122
Archstone-Smith Trust                                 9,700               333
Avalonbay Communities, Inc.                           6,300               422
Camden Property Trust                                 6,300               285
Gables Residential Trust                              5,600               187
Home Properties of New York, Inc.                    12,800               517
Post Properties, Inc.                                18,800               596

                                                                        2,462

Diversified  (10.4%)
Alexander's, Inc. (b)                                   900               197
Cousins Properties, Inc.                             17,200               520
Crescent Real Estate Equities Co.                    25,500               423
Liberty Property Trust                               12,100               473
Vornado Realty Trust                                  4,700               325

                                                                        1,938

Health Care  (6.1%)
Healthcare Realty Trust, Inc.                         5,000               182
Nationwide Health Properties, Inc.                   21,700               470
Senior Housing Properties Trust                       9,700               161
Ventas, Inc.                                         12,800               328

                                                                        1,141

Hotels  (1.8%)
FelCor Lodging Trust, Inc. (b)                        3,200                45
Host Marriott Corp.                                  10,200               162
MeriStar Hospitality Corp. (b)                       16,000               124

                                                                          331

Industrial Development  (8.4%)
AMB Property Corp.                                   12,100               450
Duke Realty Corp.                                     4,700               146
EastGroup Properties, Inc.                            7,700               279
ProLogis                                             18,100               691

                                                                        1,566

Office  (23.0%)
Alexandria Real Estate Equities, Inc.                 3,200               213
AmeriVest Properties, Inc.                           25,000               160
Arden Realty, Inc.                                    9,700               327
Boston Properties, Inc.                              12,100               699
Brandywine Realty Trust                               7,200               199
Corporate Office Properties Trust                    14,100               363
Equity Office Properties Trust                       28,800               807
Glenborough Realty Trust, Inc.                        7,200               139
Mack-Cali Realty Corp.                                8,600               361
Reckson Associates Realty Corp.                       7,200               221
SL Green Realty Corp.                                 8,600               458
Trizec Properties, Inc.                              17,200               305

                                                                        4,252

Shopping Centers  (20.9%)
Developers Diversified Realty Corp.                   4,800               191
Equity One, Inc.                                     14,500               296
Federal Realty Investment Trust                       5,700               269
Kimco Realty Corp.                                    8,800               466

Macerich Co.                                          7,200               412
Mills Corp.                                          10,200               570
New Plan Excel Realty Trust                           5,000               126
Simon Property Group, Inc.                            9,100               540
Tanger Factory Outlet Centers, Inc.                   3,200                76
Taubman Centers, Inc.                                23,000               621
Weingarten Realty Investors                           8,300               297

                                                                        3,864

Storage  (1.2%)
Public Storage, Inc.                                  4,400               231

                                                                       15,785

Total Common Stocks (Cost $12,913)                                     17,209


Preferred Stocks  (0.0%)

Real Estate Investment Trusts  (0.0%)

Diversified  (0.0%)
Entertainment Properties Trust, Series A, 9.50%         200                 5

Total Preferred Stocks (Cost $5)                                            5

Total Investments (Cost $12,918) (a)   --   92.8%                      17,214

Other assets in excess of liabilities   --   7.2%                       1,339

NET ASSETS   --   100.0%                                              $18,553

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Intermediate Income Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands)


                                                  Principal
                                                   Amount             Value

Asset Backed Securities (2.3%)

American Housing Trust, Series VIII,
  Class K, 9.00%, 1/25/21                           $  286            $   287
Honda Auto Receivables Owner Trust,
  Series 2003-3, Class A4, 2.77%,
  11/21/08                                           2,030              1,997
MBNA Credit Card Master Note Trust,
  Series 2001-A1, Class A1, 5.75%, 10/15/08          2,185              2,250

Total Asset Backed Securities (Cost $4,509)                             4,534


Collateralized Mortgage Obligations (11.8%)

Bear Stearns Commercial Mortgage
  Securities, Series 2001-TOP2, Class A2,
  6.48%, 2/15/35                                       885                982
Bear Stearns Commercial Mortgage
  Securities, Series 2004-PWR3, Class A2,
  3.87%, 2/11/41                                       910                900
DLJ Commercial Mortgage Corp., Series
  1999-CG2, Class A1B, 7.30%, 6/10/32                  868                973
Fannie Mae Grantor Trust, Series
  2001-T7, Class A1, 7.50%, 2/25/41                    740                792
Fannie Mae Whole Loan, Series
  2002-W3, Class A5, 7.50%, 1/25/28                    112                120
Fannie Mae Whole Loan, Series
  2002-W7, Class A5, 7.50%, 2/25/29                  1,167              1,253
Fannie Mae Whole Loan, Series
  2003-W10, Class 3A3, 2.98%, 6/25/40                   73                 71
Fannie Mae Whole Loan, Series
  2003-W12, Class 1A6, 4.50%, 6/25/43                5,175              5,187
Fannie Mae Whole Loan, Series
  2003-W18, Class 1A5, 4.61%, 8/25/43                2,059              2,054
FHLMC Structured Pass Through
  Securities, Series T-42, Class A5,
  7.50%, 2/25/42                                     1,053              1,129
First Union National Bank Commercial
  Mortgage, Series 2001-C2, Class A1,
  6.20%, 1/12/43                                     1,255              1,324
GE Capital Commercial Mortgage
  Corp., Series 2003-C2, Class A2,
  4.17%, 7/10/37                                       910                911
Government National Mortgage Assoc.,
  Series 2002-53, Class AH,
  8.00%, 1/16/17                                     1,405              1,506
Government National Mortgage Assoc.,
  Series 2003-22, Class AH, 8.00%,
  6/16/21                                            1,781              1,935
JP Morgan Chase Commercial Mortgage
  Securities, Series 2001-CIB3, Class A3,
  6.47%, 11/15/35                                    1,180              1,315
JP Morgan Chase Commercial Mortgage
  Securities, Series 2004-CBX, Class A5,
  4.65%, 1/12/37                                     1,200              1,209
LB-UBS Commercial Mortgage Trust,
  Series 2004-C8, Class A4, 4.51%,
  12/15/29                                             350                352
Morgan Stanley Capital I, Series
  2004-T13, Class A4, 4.66%, 9/13/45                   910                911

Total Collateralized Mortgage
  Obligations (Cost $23,226)                                           22,924


Commercial Paper (0.1%)

HSBC Finance Corp., 2.50%, 2/1/05                      159                159

Total Commercial Paper (Cost $159)                                        159


Corporate Bonds (42.0%)

Aerospace & Defense (0.1%)
Boeing Co., 5.13%, 2/15/13                             212                220

Airlines (0.1%)
Southwest Airlines Co., 6.50%, 3/1/12                  217                238

Aluminum (0.5%)
Alcoa, Inc., 5.38%, 1/15/13                            850                897

Automotive (0.7%)
Daimler Chrysler North America Holding
  Corp., 7.38%, 9/15/06, MTN                           678                715
Daimler Chrysler North America Holding
  Corp., 7.30%, 1/15/12                                492                560

                                                                        1,275

Banks (7.2%)
Asian Development Bank, 4.88%,
  2/5/07, MTN                                          540                555
Bank of America Corp., 7.80%,
  2/15/10                                            1,592              1,844
Bank One Corp., 6.88%, 8/1/06                        2,322              2,437
European Investment Bank, 7.13%,
  9/18/06                                            3,474              3,673
First Union National Bank, 7.80%,
  8/18/10                                              856              1,003
International Bank for Reconstruction
  and Development, 4.13%, 8/12/09                    1,641              1,665
JP Morgan Chase & Co., 5.63%,
  8/15/06 (c)                                          567                585
JP Morgan Chase & Co., 5.75%,
  1/2/13                                               454                485
Korea Development Bank, 3.88%,
  3/2/09                                               420                413
Marshall & Ilsley Bank, 4.13%, 9/4/07 (c)            1,241              1,254

                                                                       13,914

Beverages (0.1%)
Anheuser-Busch Cos., Inc., 9.00%,
  12/1/09                                               51                 61
PepsiCo, Inc., 3.20%, 5/15/07                           96                 96

                                                                          157

Broadcasting/Cable (0.3%)
Comcast Corp., 5.50%, 3/15/11 (c)                      610                643

Brokerage Services (0.7%)
Merrill Lynch & Co., Inc., 6.00%,
  2/17/09                                              707                757
Merrill Lynch & Co., Inc., 5.00%,
  1/15/15, MTN                                         675                677

                                                                        1,434

Chemicals -- General (0.3%)
Rohm & Haas Co., 7.40%, 7/15/09                        560                633

Computers & Peripherals (0.5%)
Hewlett-Packard Co., 7.15%, 6/15/05                    271                275
Hewlett-Packard Co., 6.50%, 7/1/12 (c)                 236                265
International Business Machines Corp.,
  4.25%, 9/15/09 (c)                                   494                499

                                                                        1,039

Cosmetics & Toiletries (0.4%)
Procter & Gamble Co., 4.30%,
  8/15/08                                              714                730

Electrical Services (0.3%)
Dominion Resources, Inc., 6.25%,
  6/30/12 (c)                                          485                533

Electronic & Electrical -- General (0.3%)
General Electric Co., 5.00%, 2/1/13 (c)                626                645

Entertainment (0.5%)
Walt Disney Co., 6.75%, 3/30/06                        775                804
Walt Disney Co., 5.38%, 6/1/07                         253                261

                                                                        1,065

Environmental Control (0.3%)
Waste Management, Inc., 6.38%,
  11/15/12                                             500                554

Financial Services (13.9%)
Boeing Capital Corp., 5.65%, 5/15/06 (c)             1,266              1,300
Boeing Capital Corp., 5.80%, 1/15/13 (c)                70                 76
Caterpillar Financial Services Corp.,
  2.59%, 7/15/06, MTN                                  824                814
CIT Group, Inc., 6.50%, 2/7/06                       1,242              1,281
Citigroup, Inc., 5.75%, 5/10/06                      1,622              1,668
Citigroup, Inc., 5.63%, 8/27/12                        813                868
Countrywide Home Loan, 5.50%,
  8/1/06                                               730                750
Ford Motor Credit Co., 6.88%, 2/1/06                   309                317
Ford Motor Credit Co., 6.50%, 1/25/07                1,701              1,751
Ford Motor Credit Co., 7.25%, 10/25/11                 248                264
General Electric Capital Corp., 5.38%,
  3/15/07, MTN                                         394                407
General Electric Capital Corp., 5.88%,
  2/15/12, MTN                                         887                959
General Motors Acceptance Corp.,
  6.13%, 1/22/08                                     1,165              1,186
General Motors Acceptance Corp.,
  6.88%, 9/15/11                                       648                651
Goldman Sachs Group, Inc., 5.70%,
  9/1/12                                               261                277
Goldman Sachs Group, Inc., 5.15%,
  1/15/14 (c)                                        1,317              1,344
Household Finance Corp., 4.13%,
  12/15/08                                           3,044              3,047
International Lease Finance Corp.,
  5.88%, 5/1/13                                        685                731
John Deere BV, 5.88%, 4/6/06                         1,529              1,571
John Deere Capital Corp., 7.00%,
  3/15/12                                               51                 59
Lehman Brothers Holdings, Inc., 7.88%,
  8/15/10                                              972              1,139
Morgan Stanley Group, Inc., 6.88%,
  3/1/07                                             1,831              1,952
National Rural Utilities, 6.00%,
  5/15/06                                              920                949
SLM Corp., 4.00%, 1/15/09, MTN                         815                814
Toyota Motor Credit Corp., 4.35%,
  12/15/10                                             360                364
Unilever Capital Corp., 7.13%,
  11/1/10                                               90                103
Verizon Global Funding Corp., 7.25%,
  12/1/10                                              480                548
Wells Fargo & Co., 4.95%, 10/16/13                   1,752              1,786

                                                                       26,976

Food Distributors, Supermarkets
  & Wholesalers (0.4%)
Kroger Co., 6.80%, 4/1/11 (c)                          497                558
Safeway, Inc., 4.13%, 11/1/08                          244                243

                                                                          801

Food Production -- Diversified (0.5%)
General Mills, Inc., 6.00%, 2/15/12                    731                794
Kellogg Co., 6.00%, 4/1/06                              30                 31
Kraft Foods, Inc., 4.63%, 11/1/06                       45                 46
Kraft Foods, Inc., 4.13%, 11/12/09                     100                 99

                                                                          970

Forest Products -- Lumber & Paper (0.8%)
International Paper Co., 5.50%, 1/15/14 (c)            218                228
Weyerhaeuser Co., 6.00%, 8/1/06                        593                613
Weyerhaeuser Co., 6.75%, 3/15/12                       622                706

                                                                        1,547

Governments -- Foreign (3.4%)
Italy, Government International Bond,
  2.75%, 12/15/06                                    1,165              1,152
Province of Manitoba, 4.25%,
  11/20/06                                           1,173              1,190
Province of Ontario, 3.50%, 9/17/07                    792                788
Province of Ontario, 5.50%, 10/1/08                    895                945
Province of Quebec, 5.00%, 7/17/09                     295                307
Republic of Korea, 8.88%, 4/15/08                      541                621
United Mexican States, 4.63%,
  10/8/08                                            1,067              1,078
United Mexican States, 6.38%, 1/16/13, MTN             529                567

                                                                        6,648

Health Care (0.1%)
UnitedHealth Group, Inc., 4.75%,
  2/10/14                                              290                289

Insurance (0.7%)
Allstate Corp., 7.20%, 12/1/09                         653                737
Chubb Corp., 6.00%, 11/15/11                           586                634

                                                                        1,371

Media (0.8%)
AOL Time Warner, Inc., 6.88%,
  5/1/12                                               467                530
News America Holdings, Inc., 9.25%,
  2/1/13 (c)                                           360                464
News America, Inc., 6.63%, 1/9/08                      275                295
Time Warner, Inc., 8.11%, 8/15/06                       83                 88
Viacom, Inc., 5.63%, 5/1/07                            156                162

                                                                        1,539

Medical Supplies (0.2%)
Baxter International, Inc., 5.25%,
  5/1/07                                               290                298

Oil & Gas Exploration, Production
  & Services  (0.4%)
Devon Financing Corp., 6.88%,
  9/30/11                                              112                127
Marathon Oil Corp., 6.13%, 3/15/12                     630                683

                                                                          810

Pharmaceuticals (0.6%)
Bristol-Meyers Squibb Co., 5.75%,
  10/1/11                                              222                237
Wyeth, 5.50%, 3/15/13                                  801                837

                                                                        1,074

Pipelines (0.7%)
Consolidated Natural Gas, 6.25%,
  11/1/11                                              658                725
Duke Energy Field Services, 7.88%,
  8/16/10                                              274                319
Kinder Morgan Energy Partners LP,
  8.00%, 3/15/05                                       355                357

                                                                        1,401

Radio & Television (0.3%)
Clear Channel Communications, 5.75%,
  1/15/13                                              275                281
Comcast Cable Communications,
  6.38%, 1/30/06 (c)                                   345                354

                                                                          635

Railroads (0.6%)
Norfolk Southern Corp., 7.35%,
  5/15/07                                              592                637
Union Pacific Corp., 6.65%, 1/15/11                    509                568

                                                                        1,205

Real Estate (0.6%)
EOP Operating LP, 7.00%, 7/15/11                       720                811
ERP Operating LP, 5.20%, 4/1/13                        323                332

                                                                        1,143

Restaurants (0.5%)
McDonald's Corp., 6.00%, 4/15/11                       857                932

Retail (0.9%)
Wal-Mart Stores, Inc., 6.88%, 8/10/09                1,537              1,717

Telecommunications -- Cellular (0.9%)
360 Communications Co., 7.50%, 3/1/06                  664                693
AT&T Wireless Services, Inc., 7.88%,
  3/1/11                                               212                249
AT&T Wireless Services, Inc., 8.13%,
  5/1/12                                                75                 91
Verizon Wireless Capital LLC, 5.38%,
  12/15/06                                             289                298
Vodafone Group PLC, 7.75%, 2/15/10                     307                354
Vodafone Group PLC, 5.00%,
  12/16/13                                             130                133

                                                                        1,818

Telecommunications -- Equipment (0.1%)
Motorola, Inc., 7.63%, 11/15/10                        153                177

Utilities -- Electric (1.6%)
Constellation Energy Group, Inc.,
  7.00%, 4/1/12                                      1,082              1,238
Exelon Generation Co. LLC, 6.95%,
  6/15/11 (c)                                          597                673
Pacific Gas & Electric Co., 4.20%,
  3/1/11                                               410                405
Wisconsin Energy Corp., 5.88%,
  4/1/06                                               740                760

                                                                        3,076

Utilities -- Telecommunications (1.7%)
Deutsche Telekom International Finance,                542                538
 3.88%, 7/22/08
France Telecom, 8.75%, 3/1/11                          434                518
SBC Communications, Inc., 5.75%,
  5/2/06                                               282                290
SBC Communications, Inc., 5.10%,
  9/15/14                                              420                423
Sprint Capital Corp., 6.13%, 11/15/08                  372                397
Sprint Capital Corp., 8.38%, 3/15/12                   185                224
Verizon New York, Inc., Series A,
  6.88%, 4/1/12                                        870                976

                                                                        3,366

Total Corporate Bonds (Cost $80,534)                                   81,770


U.S. Government Agencies (10.6%)

Federal Home Loan Bank (1.9%)
3.50%, 5/15/07                                       2,066              2,064
5.75%, 5/15/12                                       1,450              1,583

                                                                        3,647

Federal Home Loan Mortgage Corp. (2.6%)
2.75%, 10/15/06                                      1,398              1,383
2.88%, 5/15/07                                         885                873
4.25%, 7/15/09 (c)                                   1,095              1,110
4.50%, 4/2/14, Callable 4/2/07 @ 100                 1,870              1,833

                                                                        5,199

Federal National Mortgage
  Association (5.5%)
2.75%, 8/11/06                                       7,163              7,100
3.00%, 2/26/07                                       1,395              1,382
4.33%*, 2/17/09 (c)                                  1,407              1,407
6.25%, 2/1/11                                          856                938

                                                                       10,827

Small Business Administration (0.5%)
Small Business Administration, Series
  1999-20D, Class 1, 6.15%, 4/1/19                     829                878

U.S. Government Loan Trust  (0.1%)
U.S. Government Loan Trust - Israel,
  Series 1-B, 8.50%, 4/1/06                            197                207

Total U.S. Government Agencies (Cost $20,870)                          20,758

U.S. Government Mortgage Backed (6.5%)

Federal Home Loan Mortgage Corp. (0.4%)
6.00%, 2/1/13                                          152                160
7.00%, 10/1/28-1/1/30                                   30                 32
7.50%, 4/1/28                                           39                 42
8.00%, 6/1/17                                          490                530
8.50%, 7/1/21-4/1/29                                    46                 51

                                                                          815

Federal National Mortgage
  Association (5.4%)
4.80%, 1/1/35                                        6,607              6,792
6.50%, 9/1/28                                           25                 26
7.00%, 10/1/26-12/1/29                                 129                137
7.50%, 3/1/27-11/1/29                                  281                302
8.00%, 11/1/12-2/1/33                                 1563              1,755
8.50%, 7/1/25-4/1/31                                   924              1,016
9.50%, 10/1/21                                         166                187
10.00%, 11/1/13                                        126                137
10.50%, 11/1/13                                         56                 61
11.00%, 11/1/13                                         76                 83

                                                                       10,496

Government National Mortgage
  Assoc. (0.7%)
7.00%, 12/15/23-12/15/25                               202                216
7.50%, 12/15/25-4/15/29                                 16                 17
8.50%, 12/15/17                                        195                211
9.00%, 2/15/17                                          44                 49
9.50%, 12/15/09-7/15/25                                788                866

                                                                        1,359

Total U.S. Government
  Mortgage Backed (Cost $12,415)                                       12,670


U.S. Treasury Obligations (25.5%)

U.S. Treasury Notes (25.5%)
1.25%, 5/31/05 (c)                                   4,750              4,730
4.63%, 5/15/06 (c)                                   1,451              1,479
2.63%, 11/15/06 (c)                                  5,319              5,264
3.00%, 11/15/07 (c)                                  8,230              8,143
3.13%, 10/15/08 (c)                                  9,677              9,540
6.50%, 2/15/10 (c)                                   1,343              1,514
4.88%, 2/15/12 (c)                                   2,310              2,443
4.25%, 8/15/13 (c)                                  12,323             12,475
4.00%, 2/15/14 (c)                                   1,100              1,091
4.25%, 11/15/14                                      3,100              3,129

Total U.S. Treasury Obligations (Cost $49,749)                         49,808


Short-Term Securities Held as Collateral
  for Securities Lending (29.0%)
Pool of various securities for
  Victory Funds (i)
  (Securities Lending)                              56,563             56,563

Total Short-Term Securities Held
  as Collateral for Securities Lending                                 56,563

Total Investments (Cost $248,025) (a)   --   127.8%                   249,186

Liabilities in excess of other assets -- (27.8%)                     (54,158)

NET ASSETS   --   100.0%                                             $195,028

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Fund for Income
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                 Shares
                                                   or
                                                Principal
                                                 Amount               Value

Government National
  Mortgage Association  (91.7%)

Multi-family  (43.2%)

Collateralized Mortgage
  Obligations  (29.5%)
Government National Mortgage Assoc.,
  Series 2002-53, Class AH, 8.00%,
  1/16/17                                          $ 7,742          $  8,297
Government National Mortgage Assoc.,
  Series 2003-108, Class BH, 7.50%,
  2/16/34                                           13,594            15,563
Government National Mortgage Assoc.,
  Series 2003-22, Class AH, 8.00%,
  6/16/21                                            7,834             8,511
Government National Mortgage Assoc.,
  Series 2003-36, Class B, 7.50%,
  2/16/31                                           17,971            20,028
Government National Mortgage Assoc.,
  Series 2003-47, Class B, 8.00%,
  10/16/27                                          15,614            17,685
Government National Mortgage Assoc.,
  Series 2003-59, Class B, 7.50%,
  7/16/18                                           16,772            18,172
Government National Mortgage Assoc.,
  Series 2003-87, Class BH, 7.50%,
  8/16/32                                           21,250            24,252

                                                                     112,508

Pass-throughs  (13.7%)
6.88%, 10/15/28                                      1,289             1,315
7.13%, 3/28/12 (g)                                   6,340             7,166
7.48%, 2/15/41                                       1,546             1,725
7.71%, 8/15/43                                       1,812             2,078
7.75%, 9/15/29 - 11/15/38                            5,190             5,567
7.88%, 7/15/21 - 7/15/27                             4,814             5,165
7.90%, 6/15/41                                       2,565             2,908
7.92%, 7/15/23                                         749               823
7.95%, 4/15/25                                         440               484
8.00%, 10/15/18 - 3/15/35                            8,454             9,200
8.13%, 7/15/38 - 6/15/41                             5,375             5,909
8.25%, 6/15/20 - 10/15/31                            5,214             5,662
8.60%, 5/15/27                                         570               636
8.62%, 5/15/35                                       1,052             1,160
8.75%, 4/15/22                                       2,300             2,313

                                                                      52,111

                                                                     164,619

Single Family  (48.5%)

Collateralized Mortgage
  Obligations  (2.2%)
Government National Mortgage Assoc.,
  Series 1999-22, Class VB, 7.00%,
  11/20/14                                           3,000             3,084
Government National Mortgage Assoc.,
  Series 1995-4, Class CQ, 8.00%,
  6/20/25                                               26                27
Government National Mortgage Assoc.,
  Series 2000-9, Class PB, 7.50%,
  6/16/26                                            5,000             5,168
Government National Mortgage Assoc.,
  Series 1997-2, Class E, 7.50%, 2/20/27               112               117
Government National Mortgage Assoc.,
  Series 1999-6, Class AB, 8.00%, 3/16/28               45                45

                                                                       8,441

Pass-throughs  (46.3%)
6.00%, 1/15/33 - 9/15/34                            40,735            42,339
6.50%, 11/15/23 - 9/15/34                           43,805            46,178

7.00%, 4/15/16 - 4/15/33 (h)                        21,654            23,042
7.29%, 12/20/21 - 11/20/22                           1,358             1,454
7.50%, 8/15/10 - 3/15/32                            21,899            23,512
7.60%, 2/20/22                                         349               377
7.65%, 9/20/21 - 7/20/22                               822               889
7.75%, 8/20/20 - 8/20/21                               781               847
7.95%, 7/20/20                                       1,218             1,326
8.00%, 8/15/06 - 3/15/32                             9,541            10,355
8.15%, 3/15/19 - 4/15/20                               184               200
8.25%, 4/20/20 - 1/15/30                               507               550
8.50%, 3/15/15 - 8/15/29                             4,126             4,489
8.75%, 3/20/17                                          83                92
8.85%, 5/15/18 - 12/15/18                            1,904             2,124
9.00%, 9/15/06 - 6/20/30                            16,317            18,242
9.50%, 12/15/09 - 6/15/21                              341               380
10.00%, 5/15/12 - 6/15/21                              187               208

                                                                     176,604

                                                                     185,045

Total Government National Mortgage
  Association (Cost $349,229)                                        349,664


U.S. Treasury Obligations  (7.5%)

U.S. Treasury Bills  (1.0%)
2.16%, 3/17/05                                       4,000             3,989

U.S. Treasury Bonds  (6.5%)
11.25%, 2/15/15                                     15,515            24,481

Total U.S. Treasury Obligations (Cost $27,717)                        28,470


Investment Companies  (0.3%)

Federated U.S. Treasury Cash Reserve Fund        1,009,211             1,009

Total Investment Companies (Cost $1,009)                               1,009

Total Investments (Cost $377,955) (a)   --   99.5%                   379,143

Other assets in excess of liabilities   --   0.5%                      1,935

NET ASSETS   --   100.0%                                            $381,078

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
National Municipal Bond Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                   Shares
                                                     or
                                                  Principal
                                                   Amount             Value

Municipal Bonds  (97.5%)

Alabama  (1.1%)
Sheffield, Electric Revenue, 5.00%,
  7/1/20, Callable 1/1/13 @ 100, AMBAC            $   680             $   736

Alaska  (1.5%)
North Slope Boro, Series A, 0.00%,
  6/30/06, MBIA                                     1,000                 966

Arizona  (7.5%)
Maricopa County School District
  Number 41, Gilbert, GO, 4.25%, 7/1/10, FSA          750                 798
Maricopa County School District
  Number 48, Scottsdale, GO, 4.25%,
  7/1/08, FSA                                         800                 842
Maricopa County School District
  Number 68, Alahambra, GO, 5.00%,
  7/1/10, FSA                                       1,500               1,651
Maricopa County School District
  Number 98, Fountain Hills University,
  GO, 5.00%, 7/1/10, FSA                            1,000               1,100
Maricopa County Unified School District
  Number 89, Dysart, Series B, GO,
  5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA           500                 559

                                                                        4,950

California  (7.9%)
Cabrillo Community College District,
  GO, 5.25%, 8/1/17, Callable 8/1/14 @
  100, MBIA                                         4,575               5,162

Connecticut  (0.2%)
State Health and Educational Facilities
  Authority Revenue, Trinity College,
  Series H, 4.75%, 7/1/23, Callable 7/1/14
  @ 100, MBIA                                         150                 157

Florida  (7.3%)
Jacksonville Electric Authority, Electric
  Systems Revenue, Series 3 - 2005 B,
  3.13%, 10/1/10, Callable 4/1/10 @ 100             4,750               4,772

Illinois  (4.2%)
Financial Authority Revenue, Swedish
  American Hospital, 5.00%, 11/15/05,
  AMBAC                                             1,000               1,021
Peoria GO, 4.00%, 1/1/18, Callable
  1/1/14 @ 100, MBIA                                  175                 175
Rockford School District Number 205,
  GO, 5.00%, 2/1/13, FGIC                             450                 499
State Educational Facilities Authority,
  Robert Morris College, Revenue, 5.80%,
  6/1/30, Callable 12/1/07 @ 100, MBIA              1,000               1,079

                                                                        2,774

Indiana  (10.0%)
Dekalb Eastern High School Building
  Corp., Revenue, 4.00%, 1/15/10, FSA                 310                 324
Dekalb Eastern High School Building
  Corp., Revenue, 4.00%, 7/15/10, FSA                 335                 350
Delta-Eaton School Building Corp.,
  Revenue, 4.00%, 1/15/10, MBIA                       605                 632
Delta-Eaton School Building Corp.,
  Revenue, 4.00%, 7/15/10, MBIA                       510                 533
Evansville-Vanderburgh County
  Building Authority, Revenue, 3.50%,
  2/1/07, MBIA                                        250                 255
Fairfield School Building Corp.
  Revenue, First Meeting, 4.00%, 1/15/11,
  FGIC                                                320                 334

Indianapolis Local Public Improvements
  Revenue, Series E, 4.00%, 1/1/11,
  AMBAC                                               250                 261
Lawrence Township International School
  Building Corp., Revenue, 4.00%, 1/5/10,
  FSA                                                 385                 402
Northern Wells Community School
  Building Corp., Revenue, 4.60%,
  1/15/11, FGIC                                       285                 307
State Educational Facilities Authority
  Revenue, University of Indianapolis,
  5.00%, 10/1/34                                      525                 527
University of Southern Indiana Revenue,
  Student Fee, Series I, 5.00%, 10/1/10,
  AMBAC                                             2,370               2,606

                                                                        6,531

Kansas  (4.0%)
State Development Finance Authority
  Revenue, Athletic Facilities, University of
  Kansas, 5.00%, 6/1/20, Callable 6/1/14
  @ 100                                             1,175               1,253
State Development Finance Authority
  Revenue, Athletic Facilities, University of
  Kansas, 4.50%, 6/1/22, Callable 6/1/14
  @ 100                                               410                 414
State Development Finance Authority
  Revenue, Board of Regents, University
  Housing Systems, Series A, 4.50%,
  4/1/35, Callable 4/1/15 @ 100, MBIA (g)           1,000                 993

                                                                        2,660

Maine  (2.5%)
Westbrook, GO, 5.75%, 10/1/19,
  Callable 10/1/10 @ 101, AMBAC                       715                 814
Westbrook, GO, 5.75%, 10/1/20,
  Callable 10/1/10 @ 101, AMBAC                       730                 828

                                                                        1,642

Maryland  (7.7%)
Washington Suburban Sanitation
  District, GO, 4.00%, 6/1/05                       5,000               5,032

Massachusetts  (4.6%)
Pittsfield, GO, 5.50%, 4/15/15, Callable
  4/15/12 @ 101, MBIA                               2,655               3,009

Michigan  (5.0%)
Municipal Bond Authority, Revenue,
  6.80%, 11/1/07, Callable 11/1/05 @ 101              240                 246
Waverly Community School, GO,
  3.50%, 5/1/11, FSA                                  200                 204
Waverly Community School, GO,
3.75%, 5/1/12, FSA                                    250                 257
Wayne County Community College,
  GO, 5.00%, 7/1/06, FGIC (h)                       2,500               2,591

                                                                        3,298

Minnesota  (5.5%)
Mounds View Independent School
  District Number 621, GO, 4.25%, 8/1/22, MBIA      1,000               1,010
State Higher Educational Facilities
  Authority Revenue, University of St.
  Thomas, Series 5-Y, 3.50%, 10/1/08                  350                 357
State Higher Educational Facilities
  Authority Revenue, University of St.
  Thomas, Series 5-Y, 5.25%, 10/1/19                1,060               1,164
State Higher Educational Facilities
  Authority Revenue, University of St.
  Thomas, Series 5-Y, 5.00%, 10/1/24                1,000               1,051

                                                                        3,582

Missouri  (2.1%)
Kearney Public Improvements, GO,
  5.50%, 3/1/16, AMBAC (h)                          1,000               1,119
St. Louis Municipal Finance Corp.,
  Series A, Lease Revenue, 5.00%, 2/15/18,
  Callable 2/15/12 @ 100, FGIC                        250                 268

                                                                        1,387

New York  (1.6%)
State Dormitory Authority, University of
  Rochester, Series A, 5.00%, 7/1/23,
  Callable 7/1/08 @ 101, MBIA (h)                   1,000               1,070

North Carolina  (1.3%)
East Carolina University, Series A,
  Revenue, 5.25%, 11/1/21, AMBAC                      750                 825

Ohio  (4.9%)
Hamilton County Sewer System
  Improvements, Metropolitan Sewer
  District, Series A, 5.75%, 12/1/25,
  Callable 6/1/10 @ 101, MBIA                         450                 504
Harrison, GO, 5.45%, 12/1/10, FGIC                    150                 170
Harrison, GO, 5.90%, 12/1/18, Callable
  12/1/10 @ 100, FGIC                                 250                 287
McDonald School District, GO, 6.00%,
  12/1/22, Callable 12/1/10 @ 100, AMBAC            1,000               1,167
State Highway Capital Improvements,
  Series F, GO, 5.25%, 5/1/11                       1,000               1,123

                                                                        3,251

Oklahoma  (0.7%)
Tulsa County Independent School
  District Number 9, GO, 4.00%, 5/1/07, FGIC          450                 465

Pennsylvania  (7.4%)
Erie School District, GO, 5.80%,
  9/1/29, Callable 9/1/10 @ 100, AMBAC                250                 285
Montgomery County Higher Education
  & Health Authority Revenue Health
  Systems, Catholic Health East, Series C,
  5.50%, 11/15/24, Callable 11/15/14 @ 100          1,000               1,066
Mountaintop Area Joint Sanitation
  Authority, 5.65%, 12/15/30, Callable
  12/15/10 @ 100, MBIA                                250                 279
Saint Mary Hospital Authority Health
  Systems Revenue, Catholic Health East,
  Series B, 5.50%, 11/15/24, Callable
  11/15/14 @ 100                                      100                 107
Saint Mary Hospital Authority Health
  Systems Revenue, Catholic Health East,
  Series B, 5.38%, 11/15/34, Callable
  11/15/14 @ 100                                    1,000               1,046
State Higher Educational Facilities
  Authority Revenue, University of
  Pennsylvania Health Systems, Series A,
  4.00%, 8/15/06 (g)                                1,000               1,018
State Higher Educational Facilities
  Authority Revenue, University of
  Pennsylvania Health Systems, Series A,
  5.00%, 8/15/07 (g)                                1,000               1,048

                                                                        4,849

South Carolina  (0.8%)
University of South Carolina, Series A,
  5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC          500                 557

Texas  (7.4%)
Houston Independent School District
  GO, 4.50%, 2/15/27, Callable 2/15/14 @
  100, FSA (g)                                      1,500               1,504
Municipal Power Agency Revenue,
  4.00%, 9/1/05, MBIA                               3,000               3,032
Southlake, GO, 4.50%, 2/15/10                         300                 321

                                                                        4,857

Utah  (0.4%)
Sandy City, Sales Tax Revenue, 3.00%,
  6/15/05, AMBAC                                      270                 271

Washington  (1.9%)
Whitman County School District
  Number 267, Pullman, GO, 5.63%,
  12/1/17, Callable 6/1/12 @ 100, FSA               1,115               1,267

Total Municipal Bonds (Cost $61,193)                                   64,070

Investment Companies  (8.0%)

Blackrock Provident Institutional
  MuniFund                                      2,177,324               2,177
Merrill Lynch Institutional
  Tax Exempt Fund                               3,070,455               3,071

Total Investment Companies (Cost $5,248)                                5,248

Total Investments (Cost $66,441) (a)   --   105.5%                     69,318

Liabilities in excess of other assets   --   (5.5)%                   (3,620)

NET ASSETS   --   100.0%                                              $65,698

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Ohio Municipal Bond Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                      Shares
                                                        or
                                                    Principal
                                                      Amount            Value

Municipal Bonds  (96.8%)

General Obligations  (69.0%)
Business & Public Services  (0.1%)
Mount Vernon Knox County Public
  Library District, 5.15%, 12/1/09                 $      220         $    243

County, City & Special District  (8.1%)
Ashland, 4.75%, 12/1/20, Callable
  12/1/13 @ 100, MBIA                                     535              565
Butler County, 5.60%, 12/1/09, Callable
 12/1/06 @ 101, AMBAC                                     180              192
Cleveland, 5.75%, 8/1/12, MBIA                            875            1,017
Columbus, 5.25%, 1/1/11                                 1,000            1,119
Erie County, 5.50%, 10/1/20, Callable
  10/1/10 @ 100, FGIC                                     250              277
Fairfield County, 5.25%, 12/1/24,
  Callable 12/1/14 @ 100, FGIC                          1,160            1,288
Portage County, 5.25%, 12/1/24,
  Callable 12/1/14 @ 100, AMBAC                           760              842
Summit County, Series R, 5.50%,
  12/1/13, FGIC                                           250              289
Summit County, Series R, 5.50%,
  12/1/16, FGIC                                           535              626
Summit County, Series R, 5.50%,
  12/1/17, FGIC                                           930            1,092
Summit County, Series R, 5.50%,
  12/1/18, FGIC                                         1,095            1,289
Vandalia, 5.25%, 12/1/18, Callable
  12/1/14 @ 100, AMBAC                                  2,325            2,623
Vandalia, 5.25%, 12/1/21, Callable
  12/1/14 @ 100, AMBAC                                  1,305            1,461
Warren County Special Assesment,
  6.55%, 12/1/14                                          725              854

                                                                        13,534

Education  (48.0%)
Allen East Local School District, 5.38%,
  12/1/25, Callable 12/1/14 @ 100, AMBAC                1,900            2,106
Anthony Wayne  Local School District,
  5.75%, 12/1/30, Callable 12/1/10 @ 101,
  FSA (h)                                               2,215            2,502
Barnesville Village School District,
  District Credit Program, 5.75%, 12/1/22,
  Callable 12/1/10 @ 101                                  500              567
Batavia Local School District, 7.00%,
  12/1/14, Prerefunded 12/1/05 @ 102, MBIA              1,500            1,590
Brecksville-Broadview Heights City
  School District, 6.50%, 12/1/16, Callable
  12/1/06 @ 102, FGIC                                   1,000            1,092
Brunswick City School District
  Improvements, 6.00%, 12/1/26, Callable
  12/1/09 @ 101, FGIC                                     500              567
Chagrin Falls Exempt Village School
  District, 4.13%, 12/1/22, Callable 12/1/14
  @ 100, MBIA                                             630              631
Chillicothe City School District, 5.00%,
  12/1/17, Callable 12/1/14 @ 100, FGIC                 1,145            1,265
Chillicothe City School District, 5.00%,
  12/1/19, Callable 12/1/14 @ 100, FGIC                 1,245            1,367
Chillicothe City School District, 5.25%,
  12/1/23, Callable 12/1/14 @ 100, FGIC                 1,580            1,758
Chillicothe City School District, 5.25%,
  12/1/26, Callable 12/1/14 @ 100, FGIC                   840              921
Cleveland Municipal School District,
  5.00%, 12/1/21, Callable 6/1/14 @ 100, FSA            1,800            1,948
Cleveland Municipal School District,
  5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA            1,295            1,426

Columbus City School District, School
  Facilities Construction & Improvements,
  5.25%, 12/1/24, Callable 12/1/14 @ 100,
  FSA                                                   1,000            1,110
East Holmes Local School District,
  6.13%, 12/1/20, Callable 12/1/10 @ 102,
  FGIC                                                    500              587
Fairfield City School District, 7.45%,
  12/1/14, FGIC                                         1,000            1,269
Hamilton City School District
  Improvements, Series A, 5.38%, 12/1/16,
  Callable 12/1/11 @ 100, FGIC                          1,200            1,346
Hamilton City School District
  Improvements, Series A, 6.15%, 12/1/16,
  State Aid Withholding                                   600              733
Hilliard School District, 0.00%,
  12/1/16, FGIC                                         3,720            2,282
Hilliard School District, 0.00%,
  12/1/17, FGIC                                         3,720            2,168
Indian Lake Local School District,
  Capital Appreciation, 7.00%, 12/1/14,
  Callable 12/1/05 @ 102, AMBAC                         2,500            2,646
Jackson Local School District, 5.63%,
  12/1/25, Callable 12/1/10 @ 100, FSA                  1,500            1,664
Lake Local School District, Wood
  County, 4.60%, 12/1/11, MBIA                            450              489
Lake Local School District, Wood
  County, 5.30%, 12/1/21, Callable 12/1/11
  @ 101, MBIA                                           1,575            1,751
Lima City School District, 5.20%,
  12/1/06, AMBAC                                          255              268
Lima City School District, 5.00%,
  12/1/07, AMBAC                                          405              432
Lima City School District, 5.00%,
  12/1/08, AMBAC                                          400              434
Lima City School District, 6.00%,
  12/1/22, Callable 12/1/10 @ 102,
  AMBAC                                                 2,000            2,335
Madeira City School District, 5.25%,
  12/1/20, Callable 12/1/14 @ 100,
  MBIA                                                  1,150            1,292
Madeira City School District, 5.00%,
  12/1/25, Callable 12/1/14 @ 100,
  MBIA                                                  1,530            1,639
Marion Local School District, 5.75%,
  12/1/22, Callable 12/1/10 @ 101,
  MBIA                                                    230              261
Marysville Exempt Village School
  District, 5.25%, 12/1/18, Callable 12/1/12
  @ 100, MBIA                                             605              673
Marysville Exempt Village School
  District, 6.00%, 12/1/24, Callable 12/1/10
  @ 101, AMBAC                                            725              845
Minerva Local School District,
  Classroom Facilities, 5.13%, 12/1/20,
  Callable 12/1/12 @ 100, MBIA                          2,700            2,960
Mount Vernon City School District,
  7.50%, 12/1/14, Callable 12/1/05 @ 100,
  FGIC                                                    500              507
Newcomerstown Exempt Village School
  Facilities, 6.25%, 12/1/23, Callable
  12/1/10 @ 102, MBIA                                     900            1,063
Nordonia Hills City School District,
  5.38%, 12/1/20, Callable 12/1/10 @ 101,
  AMBAC                                                 1,500            1,667
Nordonia Hills City School District,
  5.45%, 12/1/25, Callable 12/1/10 @ 101,
  AMBAC                                                 1,500            1,655
Sidney City School District, 4.70%,
  12/1/11, FGIC                                           200              219
Springboro Community City School
  District, 5.25%, 12/1/21, Callable 6/1/14
  @ 100, MBIA                                           3,640            4,058
Springboro Community City School
  District, 5.00%, 12/1/23, Callable 6/1/14
  @ 100, MBIA                                           2,065            2,224
Springboro Community City School
  District, 5.00%, 12/1/24, Callable 6/1/14
  @ 100, MBIA                                           1,865            2,001
Springboro Community City School
  District, 5.00%, 12/1/25, Callable 6/1/14
  @ 100, MBIA                                           2,130            2,276
Springfield City School District, 4.50%,
  12/1/11, FGIC                                           500              540
Springfield City School District, 5.00%,
  12/1/17, Callable 12/1/11 @ 102, FGIC                   500              545
Springfield City School District, Capital
  Appreciation, 0.00%, 12/1/11, AMBAC                   1,715            1,350

Springfield Local School District,
  4.00%, 12/1/10, MBIA                                    700              737
State Common Schools, Series A,
  4.00%, 9/15/05                                        2,345            2,372
State Higher Education, Capital Facility,
  Series A, 5.25%, 2/1/09                                 230              252
State Higher Education, Series A,
  4.25%, 8/1/07                                         2,250            2,346
State Higher Education, Series B,
  4.25%, 11/1/11                                          550              586
Upper Arlington City School District,
  3.00%, 12/1/08, FSA (g)                               1,000            1,012
Upper Arlington City School District,
  2.75%, 12/1/09, FSA (g)                               1,000              992
Warren City School District, 5.00%,
  12/1/22, Callable 6/1/14 @ 100, FGIC                    600              649
Worthington City School District,
  5.90%, 6/1/07, FGIC                                   1,000            1,077
Worthington City School District,
  5.90%, 12/1/08, FGIC                                  1,945            2,172
Worthington City School District,
  6.00%, 12/1/10, FGIC                                  2,175            2,518
Worthington City School District,
  6.00%, 12/1/11, FGIC                                  2,255            2,641

                                                                        80,383

Housing  (0.8%)
Cincinnati, 6.30%, 12/1/15, Callable
  6/1/05 @ 101, AMT                                     1,250            1,278

Public Facilities (Convention,
  Sport, Public Buildings)  (0.9%)
Hilliard, 5.25%, 12/1/27, Callable
  12/1/12 @ 100                                           625              673
Lorain County Justice Center, 3.05%,
  12/1/05, FGIC                                           155              156
Lorain County Justice Center, 4.20%,
  12/1/11, FGIC                                           385              409
Lorain County Justice Center, 4.25%,
  12/1/12, FGIC                                           250              266

                                                                         1,504

Public Improvements  (8.5%)
Akron, 5.00%, 12/1/18, Callable
  12/1/13 @ 100, FGIC                                   1,690            1,842
Akron, 5.50%, 12/1/21, Callable
  12/1/10 @ 101                                           510              570
Cincinnati, 5.00%, 12/1/09                              2,455            2,689
Columbus, Series 1, 5.50%, 11/15/08                     1,000            1,102
Columbus, Series 1, 5.50%, 11/15/10                     1,000            1,133
Dayton, Capital Facilities, 5.25%,
  12/1/19, Callable 6/1/14 @ 100, AMBAC                 1,000            1,121
Monroe, 5.00%, 12/1/24, Callable
  12/1/13 @ 100, FSA                                    1,090            1,165
State Infrastructure
  Improvements, Series D,
  2.50%, 3/1/05                                         4,610            4,613

                                                                        14,235

Transportation  (1.0%)
State Highway Capital Improvements,
  Series F, 5.25%, 5/1/10                                 500              556
Toledo, Street Improvements, 5.00%,
  12/1/16, Callable 12/1/11 @ 100, MBIA                 1,050            1,149

                                                                         1,705

Utilities (Sewers, Telephone,
  Electric)  (1.6%)
Avon, Route 83 Sewer Improvements,
  6.50%, 12/1/15                                          335              415
Canton, Waterworks System, 5.75%,
  12/1/10, Callable 12/1/05 @ 102, AMBAC                  500              524
Columbus, Limited Tax, Electric
  Systems, 5.00%, 9/1/05                                1,000            1,017
Huron County, Landfill Issue II, 5.40%,
  12/1/07, MBIA                                           285              307
Huron County, Landfill Issue II, 5.60%,
  12/1/09, Callable 12/1/07 @ 102, MBIA                   320              351

                                                                         2,614

                                                                       115,496

Revenue Bonds  (27.8%)
Education  (13.1%)
Bowling Green State University General
  Receipts, 4.80%, 6/1/10, FGIC                         1,000            1,090
Cincinnati Technical College, 5.00%,
  10/1/10, AMBAC                                          500              552
Cincinnati Technical College, 5.00%,
  10/1/12, AMBAC                                          650              724
Cleveland State University General
  Receipts, 5.25%, 6/1/19, Callable 6/1/14
  @ 100, FGIC                                           1,000            1,118
Cleveland State University General
  Receipts, 5.25%, 6/1/24, Callable 6/1/14
  @ 100, FGIC                                           1,000            1,103
Ohio State University General Receipts,
  Series A, 5.75%, 12/1/24, Callable
  12/1/09 @ 101                                         1,250            1,404
State Higher Education Capital
  Facilities, Series II-A, 5.25%, 12/1/06               1,400            1,472
State Higher Education Capital
  Facilities, Series II-A, 5.50%, 12/1/08               5,000            5,513
State Higher Educational Facility
  Commission Revenue, Denison
  University Project, 4.75%, 11/1/05                      785              800
State Higher Educational Facility
  Commission Revenue, John Carroll
  University Project, 5.00%, 11/15/12                     400              442
State Higher Educational Facility
  Commission Revenue, John Carroll
  University Project, 5.00%, 11/15/13                     250              276
State Higher Educational Facility
  Commission Revenue, John Carroll
  University Project, 5.50%, 11/15/17,
  Callable 11/15/13 @ 100                                 420              474
State Higher Educational Facility
  Commission Revenue, John Carroll
  University Project, 5.50%, 11/15/18,
  Callable 11/15/13 @ 100                                 335              377
State Higher Educational Facility Commission
  Revenue, Xavier University Project, 6.00%,
  5/15/08, Callable 5/15/07 @ 102, MBIA                   500              547
State Special Obligation, Elementary &
  Secondary Education Facilities, Series A,
  5.00%, 6/1/07, AMBAC                                  1,100            1,163
State Special Obligation, Elementary &
  Secondary Education Facilities, Series B,
  5.00%, 12/1/06, FSA                                   1,550            1,623
University of Cincinnati General
  Receipts, Series C, 3.00%, 6/1/05, FGIC               2,000            2,005
Wright State University General
  Receipts, 5.00%, 5/1/21, Callable 5/1/14
  @ 100, MBIA                                           1,000            1,085

                                                                        21,768

Hospitals, Nursing Homes & Health Care  (1.1%)
Lucas County Hospital Revenue, 5.75%,
 11/15/14, Prerefunded 11/15/06 @ 102, MBIA             1,785            1,922

Housing  (2.1%)
Capital Corp. for Housing Management,
  Kent Gardens, Series II, 6.35%, 7/1/15,
  Callable 1/1/06 @ 100, MBIA FHA                         965              966
Cuyahoga County Multifamily, Water
  Street Association, 5.60%, 6/20/08, GNMA AMT            370              380
Greater Cincinnati Elderly Housing
  Finance Corp., Walnut Towers, Series A,
  6.90%, 8/1/25, Callable 8/1/05 @ 101, FHA             2,020            2,068
Housing Finance Agency, Residential,
  Series A-1, 5.70%, 9/1/09, GNMA AMT                     105              105

                                                                         3,519

Pollution Control  (0.6%)
State Air Quality Development
  Authority Revenue, Pollution Control,
  Ohio Edison Co., Series C, 1.90%*,
  6/1/23, LOC First Union National Bank                 1,000            1,000

Public Facilities (Convention,
  Sport, Public Buildings)  (1.3%)
State Building Authority, Adult
  Correction Facilities, Series A, 5.50%,
  10/1/10, FSA                                          1,000            1,127
State Building Authority, James A.
  Rhodes State Office, Series A, 5.00%, 6/1/08          1,000            1,074

                                                                         2,201

Public Improvements  (1.2%)
Franklin County Development,
  American Chemical Society Project,
  5.00%, 10/1/06                                        1,350            1,400
Twinsburg, 5.50%, 12/1/15, Callable
  12/1/11 @ 100, FGIC                                     600              681

                                                                         2,081

Transportation  (0.7%)
State Infrastructure Revenue, 5.00%,
  12/15/07                                              1,175            1,255

Utilities (Sewers, Telephone,
  Electric)  (1.9%)
Akron Sewer System Revenue, 4.95%,
  12/1/10, AMBAC                                          300              328
Cuyahoga County Utility System,
  Medical Center Co. Project, Series B,
  5.85%, 8/15/10, Callable 8/15/05 @ 102,
  MBIA AMT                                              1,500            1,555
Lancaster Wastewater System
  Improvement Revenue, 5.00%, 12/1/25,
  Callable 12/1/14 @ 100, AMBAC                         1,260            1,349

                                                                         3,232

Utilities -- Water  (5.8%)
Akron Waterworks Revenue, 5.63%,
  12/1/20, Callable 6/1/10 @ 100,
  AMBAC                                                 1,250            1,388
Avon Lake Water System Revenue,
  Series A, 5.50%, 10/1/17, Callable
  10/1/10 @ 100, AMBAC                                    420              469
Avon Lake Water System Revenue,
  Series A, 5.50%, 10/1/18, Callable
  10/1/10 @ 100, AMBAC                                    445              497
Clermont County Waterworks Revenue,
  Clermont County Sewer District, 4.25%,
  8/1/12, AMBAC                                         1,750            1,861
Cleveland Waterworks, Series H, 5.75%,
 1/1/21, Prerefunded 1/1/06 @ 102, MBIA                   940              988
Greene County Water System Revenue,
  Governmental Enterprise, 5.00%, 12/1/21,
  Callable 12/1/14 @ 100, FSA                           1,000            1,087
State Water Developement Authority
  Revenue, 5.00%, 12/1/05, AMBAC                        1,000            1,024
Warren County Waterworks Revenue,
  Warren County Water District, 5.00%,
  12/1/15, Callable 12/1/12 @ 101, FSA                    365              403
Warren County Waterworks Revenue,
  Warren County Water District, 5.00%,
  12/1/16, Callable 12/1/12 @ 101, FSA                    645              707
Warren County Waterworks Revenue,
  Warren County Water District, 5.00%,
  12/1/17, Callable 12/1/12 @ 101, FSA                    430              469
Warren County Waterworks Revenue,
  Warren County Water District, 5.00%,
  12/1/18, Callable 12/1/12 @ 101, FSA                    710              774

                                                                         9,667

                                                                        46,645

Total Municipal Bonds (Cost $152,369)                                  162,141


Investment Companies  (3.5%)

Blackrock Ohio Money Market                         3,000,000            3,000
Touchstone Ohio Money Market                        2,947,262            2,947

Total Investment Companies (Cost $5,947)                                 5,947

Total Investments (Cost $158,316) (a)   --   100.3%                    168,088

Liabilities in excess of other assets   --   (0.3)%                      (497)

NET ASSETS   --   100.0%                                              $167,591

------------
See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments


(a)  Represents cost for financial reporting purposes.


                                        Cost of Investments for       Gross Unrealized     Gross Unrealized        Net Unrealized
                                        Federal Tax Purposes          Appreciation         Depreciation            Appreciation /
                                                                                                                   (Depreciation)
      Institutional Money Market Fund           1,544,755                   --                     --                        --
      Federal Money Market Fund                 1,230,581                   --                     --                        --
      Gradison Government Reserves Fund         2,758,377                   --                     --                        --
      Prime Obligations Fund                    1,057,116                   --                     --                        --
      Financial Reserves Fund                     479,108                   --                     --                        --
      Tax-Free Money Market Fund                  596,549                   --                     --                        --
      Ohio Municipal Money Market Fund            629,630                   --                     --                        --
      Value Fund                                  244,581               44,334                 (4,139)                   40,195
      Diversified Stock Fund                    2,753,811              250,778                (80,671)                  170,107
      Stock Index Fund                             62,128               35,270                 (1,575)                   33,695
      Established Value Fund                      208,839               92,423                   (888)                   91,535
      Special Value Fund                          158,806               15,066                 (1,805)                   13,261
      Small Company Opportunity                   150,149               33,060                 (1,243)                   31,817
      Focused Growth Fund                             785                   89                    (30)                       59
      Balanced Fund                               147,490               10,642                 (2,203)                    8,439
      Convertible Fund                             62,070                6,112                 (1,254)                    4,858
      Real Estate Fund                             13,028                4,290                   (104)                    4,186
      Intermediate Income Fund                    249,763                  528                 (1,105)                    (577)
      Fund For Income                             379,780                3,901                 (4,538)                    (637)
      National Municipal Bond Fund                 66,425                2,914                    (21)                    2,893
      Ohio Municipal Bond Fund                    158,280                9,819                    (11)                    9,808


(b)  Non-income producing securities.

(c)  All or a portion of the security is on loan.

(d)  Serves as collateral for futures contracts.

(e)  Investment in affiliate.

(f) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(g)  Security purchased on a "when-issued" basis.

(h) Segregated as collateral for securities purchased on a "when-issued" basis.

(i) As of January 31, 2005, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, unaffiliated money market funds, or other short-term securities by the securities lending agent on behalf of the funds. Each fund received a pro rata portion of the following investments (amounts in thousands):

                                                                Market Value
                                                               of Collateral

     Suntrust Bank, Grand Cayman, Euro Time Deposit              $ 25,000
     Barclays Global Investors Money Market Fund                   55,304
     Merrill Lynch Corp.                                           89,000
     Lehman Corp.                                                  90,000
     Goldman Corp.                                                 90,000
     Bank of America                                               80,000
     Citigroup Corp.                                               50,000
     Wachovia Securities Corp.                                    102,000
     Bear Stearns                                                  77,000

(j) All or a portion of the security is pledged as collateral for call options written.

* Variable rate security. Rate presented represents rate in effect at January 31, 2005. Maturity date reflects actual maturity date.

ADR - American Depositary Receipts

AMBAC - Insured by American Municipal Bond Assurance Corp.

AMT - Alternative Minimum Tax

BAN - Bond Anticipation Note

EDR - Economic Development Revenue

FGIC - Insured by Financial Guaranty Insurance Co.

FHA - Federal Home Association

FHLB - Insured by Federal Home Loan Bank

FNMA - Insured by Federal National Mortgage Association

FSA - Insured by Financial Security Assurance

GNMA - Insured by Government National Mortgage Association

GO - General Obligation

IDR - Industrial Development Revenue

LLC - Limited Liability Corp.

LOC - Letter of Credit

MBIA - Insured by Municipal Bond Insurance Association

MTN - Medium Term Note

PLC - Public Liability Company

SPA - Standby Purchase Agreement

TECP - Tax-Exempt Commercial Paper

TRAN - Tax and Revenue Anticipation Note

VHA - Voluntary Hospitals of America

Open futures contracts as of January 31, 2005:
(Amounts in thousands except contract amount)
                                                   Number of          Market
                                                   Contracts          Value
Stock Index Fund
S & P 500 Index, expiring March 17, 2005              36             $10,635
----------------------------------------------------------------------------
Total Futures (Cost $10,867)                                         $10,635
----------------------------------------------------------------------------


Call Options Written:
Value Fund
                                                                    Shares
                          Expiration    Exercise       Subject      Fair
Common Stocks             Date          Price          to Call      Value
-------------------------------------------------------------------------
American International
  Group, Inc.             2/19/05       65             400          $ 94,000
CVS Corp.                 5/21/05       42.50          500           230,000
Transocean, Inc.          8/20/05       35             200           208,000
                                                                    --------
Total (premiums received $479,687)                                  $532,000



Options Activities for the quarter ended January 31, 2005:
Value Fund
                           Balance at        Options         Options           Options        Balance at
                           10/31/04          written         terminated        exercised      1/31/05

Number of Contracts        4,150             5,271            (7,126)           (1,195)       1,100
Premiums Received          $519,738          $1,589,544       ($1,495,463)      ($134,132)    $479,687


Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Victory Portfolios
             ----------------------

By (Signature and Title)* /s/ Arthur A. Jensen
                          ---------------------------
                          Arthur A. Jensen, Treasurer

Date 3/30/05
     -------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Dennis
                          -----------------------------
                          Kathleen A. Dennis, President

Date 3/30/05
     -------

By (Signature and Title)* /s/ Arthur A. Jensen
                          ---------------------------
                          Arthur A. Jensen, Treasurer

Date 3/30/05
     -------

*Print the name and title of each signing officer under his or her signature.